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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

 REGISTRATION STATEMENT (NO. 33-32548)
 UNDER THE SECURITIES ACT OF 1933                           [X]


 PRE-EFFECTIVE AMENDMENT NO.                                [ ]


 POST-EFFECTIVE AMENDMENT NO. 62                            [X]

                                       AND

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


 AMENDMENT NO. 63                                           [X]



                         VANGUARD INTERNATIONAL EQUITY
                                  INDEX FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                              HEIDI STAM, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
       [ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)
       [ ] ON (DATE) PURSUANT TO PARAGRAPH (B)
       [ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)
       [ ] ON (DATE) PURSUANT TO PARAGRAPH (A)(1)
       [ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)
       [x] ON FEBRUARY 27, 2009 PURSUANT TO PARAGRAPH (A)(2) OF RULE 485

 IF APPROPRIATE, CHECK THE FOLLOWING BOX:
       [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.


-------------------------------------------------------------------------------
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

                                                        [SHIP LOGO  VANGUARD(R)]


VANGUARD FTSE ALL-WORLD EX-US
SMALL-CAP INDEX FUND PROSPECTUS

Subject to Completion. Preliminary Prospectus dated December 11, 2008


February 27, 2009

Investor Shares

Information contained in this prospectus is subject to completion or amendment. A registration statement for Vanguard FTSE All-World ex-US Small-Cap Index Fund has been filed with the U.S. Securities and Exchange Commission but has not yet become effective.

Shares of Vanguard FTSE All-World ex-US Small-Cap Index Fund may not be sold, nor may offers to buy be accepted, prior to the time the registration statement becomes effective. This communication shall not constitute an offer to sell, nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state.



This is the Fund's initial prospectus, so it contains no performance data.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

----------------------------------------------------------------------------------
Fund Profile                             1      Investing With Vanguard         18
----------------------------------------------------------------------------------
Investing in Index Funds                 5       Purchasing Shares              18
----------------------------------------------------------------------------------
More on the Fund                         5       Converting Shares              21
----------------------------------------------------------------------------------
 The Fund and Vanguard                  13       Redeeming Shares               22
----------------------------------------------------------------------------------
 Investment Advisor                     13       Exchanging Shares              26
----------------------------------------------------------------------------------
 Dividends, Capital Gains, and Taxes    14       Frequent-Trading Limits        26
----------------------------------------------------------------------------------
 Share Price                            16       Other Rules You Should Know    28
----------------------------------------------------------------------------------
                                                 Fund and Account Updates       32
----------------------------------------------------------------------------------
                                                 Contacting Vanguard            34
----------------------------------------------------------------------------------
                                                ETF Shares                      36
----------------------------------------------------------------------------------
                                                Glossary of Investment Terms    41
----------------------------------------------------------------------------------




Why Reading This Prospectus Is Important
This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk/(R)/ explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.


Share Class Overview
This prospectus offers the Fund's Investor Shares. A separate prospectus offers the Fund's Institutional Shares, which are generally for investors who do not require special employee benefit plan services and who invest a minimum of $5 million. In addition, the Fund issues an exchange-traded class of shares (ETF Shares), which are also offered through a separate prospectus. A brief description of ETF Shares and how to convert to them appears on pages 36 to 40 of this prospectus.

The Fund's separate share classes have different expenses; as a result, their investment performances will differ.


An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

FUND PROFILE


Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of international small-cap companies.


Primary Investment Strategies
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the FTSE Global Small Cap ex US Index, a free-float- adjusted, market-capitalization-weighted index designed to measure equity market performance of international small-capitalization stocks. The Index includes approximately 3,300 stocks of companies located in 47 countries, including both developed and emerging markets. As of September 30, 2008, the largest markets covered in the Index were the United Kingdom, Japan, Canada, France, and Switzerland (which made up approximately 18%, 13%, 12%, 5%, and 4%, respectively, of the Index's market capitalization). The Fund attempts to sample the target index by holding a representative sample of securities that resembles the full Index in terms of key risk factors and other characteristics. These factors include industry ratings, country ratings, market capitalization, and other financial characteristics of stocks. The Fund holds approximately 1,500 stocks of the 3,300 contained within the Index. For additional information on the Fund's investment strategies, please see More on the Fund.


Primary Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, be concentrated in stocks of a particular sector, category, or group of companies. Because the Fund samples its target index, the Fund may underperform the overall stock market. In addition, investments in foreign stock markets can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

- Country/regional risk, which is the chance that world events--such as political upheaval, financial troubles, or natural disasters--will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, its performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

- Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

- Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

- Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Index.

- Investment style risk, which is the chance that returns from non-U.S. small-capitalization stocks will trail returns from the overall stock market. Historically, non-U.S. small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.


Performance/Risk Information
The Fund began operations on February 27, 2009, so performance information is not yet available.


Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. However, these costs are reflected in investment performance figures. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year. The Fund has no operating history; actual operating expenses could be different.

Shareholder Fees
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Purchases                             None
--------------------------------------------------------------------------------
Purchase Fee                                                         0.75%/1/
--------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Reinvested Dividends                  None
--------------------------------------------------------------------------------
Redemption Fee                                                       0.75%/2/
--------------------------------------------------------------------------------
Account Service Fee (for fund account balances below $10,000)        $20/year/3/
--------------------------------------------------------------------------------


Annual Fund Operating Expenses
(Expenses deducted from the Fund's assets)
--------------------------------------------------------------------------------
Management Expenses                                                  0.xx%
--------------------------------------------------------------------------------
12b-1 Distribution Fee                                               None
--------------------------------------------------------------------------------
Other Expenses                                                       0.xx%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                 0.60%
--------------------------------------------------------------------------------
1 The purchase fee is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.
2 The 0.75% fee applies to shares redeemed by selling or by exchanging to another Vanguard fund, or if your shares are redeemed because your Fund account balance falls below the minimum initial investment for any reason, including market fluctuation. The fee is withheld from redemption proceeds and retained by the Fund.
3 If applicable, the account service fee will be collected by redeeming fund shares in the amount of $20.



The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that operating expenses match our estimates, and that you redeem your shares at the end of the given period.


1 Year        3 Years
----------------------------
$xx           $xx
----------------------------


You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.75% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):


1 Year        3 Years
----------------------------
$xx           $xx
----------------------------


These examples should not be considered to represent actual expenses or performance for the future.

--------------------------------------------------------------------------------
 Plain Talk About Fund Expenses

 All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. We expect Vanguard FTSE All-World ex-US Small-Cap Index Fund Investor Shares' expense ratio for the current fiscal year to be 0.60%, or $6.00 per $1,000 of average net assets. The average international small-cap fund had expenses in 2007 of 1.65%, or $16.50 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Plain Talk About Costs of Investing

 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------



Additional Information
--------------------------------------------------------------------------------
Investment Advisor           The Vanguard Group, Inc., Valley Forge, Pa.,
                             since inception
--------------------------------------------------------------------------------
Dividends and Capital Gains  Distributed annually in December
--------------------------------------------------------------------------------
Suitable for IRAs            Yes
--------------------------------------------------------------------------------
Inception Date               February 27, 2009
--------------------------------------------------------------------------------
Minimum Initial Investment   $3,000
--------------------------------------------------------------------------------
Newspaper Abbreviation       xxxx
--------------------------------------------------------------------------------
Vanguard Fund Number         1684
--------------------------------------------------------------------------------
CUSIP Number                 xxxx
--------------------------------------------------------------------------------
Ticker Symbol                Vxxxx
--------------------------------------------------------------------------------

INVESTING IN INDEX FUNDS


What Is Indexing?
Indexing is an investment strategy for tracking the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or short-term bonds.

An index fund holds all, or a representative sample, of the securities that make up its target index. Index funds attempt to mirror the performance of the target index, for better or worse. However, an index fund does not always perform exactly like its target index. For example, like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

Index funds typically have the following characteristics:

- Variety of investments. Most Vanguard index funds generally invest in the securities of a wide variety of companies and industries.

- Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.

- Low cost. Index funds are inexpensive to run compared with actively managed funds. They have low or no research costs and typically keep trading activity--and thus brokerage commissions and other transaction costs--to a minimum.



MORE ON THE FUND


This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that the Fund's investment objective is not fundamental and may be changed without a shareholder vote. Under normal circumstances, the Fund will invest at least 80% of its assets in the stocks that make up its target index. The Fund may change its 80% policy only upon 60 days' notice to shareholders.


Market Exposure
The Fund invests mainly in common stocks of international small-cap companies.

--------------------------------------------------------------------------------
 Plain Talk About International Investing

 U.S. investors who invest abroad will encounter risks not typically associated with U.S. companies, because foreign stock and bond markets operate differently from the U.S. markets. For instance, foreign companies are not subject to the same accounting, auditing, and financial-reporting standards and practices as U.S. companies, and their stocks may not be as liquid as those of similar U.S. firms. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively affect the returns U.S. investors receive from foreign investments.
--------------------------------------------------------------------------------



[FLAG]
The Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, be concentrated in stocks of a particular sector, category, or group of companies. Because the Fund samples its target index, the Fund may underperform the overall stock market. In addition, investments in foreign stock markets can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

To illustrate the volatility of international stock prices, the following table shows the best, worst, and average annual total returns for foreign stock markets over various periods as measured by the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

International Stock Market Returns
(1970-2008)
                     1 Year  5 Years  10 Years  20 Years
----------------------------------------------------------
Best                     xx%      xx%       xx%       xx%
----------------------------------------------------------
Worst                   -xx      -xx        xx        xx
----------------------------------------------------------
Average                  xx       xx        xx        xx
----------------------------------------------------------


The table covers all of the 1-, 5-, 10-, and 20-year periods from 1970 through 2008. These average returns reflect past performance of international stocks; you should not regard them as an indication of future performance of either foreign markets as a whole or the Fund in particular.

Note that the MSCI EAFE Index does not take into account returns for emerging markets, which can be substantially more volatile, and substantially less liquid, than the more developed markets included in the Index. In addition, because the MSCI EAFE Index tracks the European and Pacific developed markets collectively, the returns in the preceding table do not reflect the variability of returns for these markets individually. To illustrate this variability, the following table shows returns for different international markets--as well as for the U.S. market for comparison--from 1999 through 2008, as measured by their respective indexes.

Returns for Various Stock Markets/1/
                                          European                 Pacific                 Emerging                     U.S.
                                         Market/2/               Market/2/               Markets/2/                   Market
-----------------------------------------------------------------------------------------------------------------------------
1999                                         15.89%                  56.65%                   66.41%                   21.04%
-----------------------------------------------------------------------------------------------------------------------------
2000                                         -8.39                  -25.78                   -30.61                    -9.10
-----------------------------------------------------------------------------------------------------------------------------
2001                                        -19.90                  -25.40                    -2.62                   -11.89
-----------------------------------------------------------------------------------------------------------------------------
2002                                        -18.38                   -9.29                    -6.17                   -22.10
-----------------------------------------------------------------------------------------------------------------------------
2003                                         38.54                   38.48                    55.82                    28.68
-----------------------------------------------------------------------------------------------------------------------------
2004                                         20.88                   18.98                    25.55                    10.88
-----------------------------------------------------------------------------------------------------------------------------
2005                                          9.42                   22.64                    34.00                     4.91
-----------------------------------------------------------------------------------------------------------------------------
2006                                         33.72                   12.20                    32.17                    15.79
-----------------------------------------------------------------------------------------------------------------------------
2007                                         13.86                    5.30                    39.39                     5.49
-----------------------------------------------------------------------------------------------------------------------------
2008                                          x.xx                    x.xx                     x.xx                     x.xx
-----------------------------------------------------------------------------------------------------------------------------
1 European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific
 Index; emerging markets returns are measured by the MSCI Emerging Markets Index; and U.S. market returns are measured by the Standard & Poor's 500 Index.
2 Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Keep in mind that these returns reflect past performance of the various indexes; you should not consider them as an indication of future performance of the indexes, or of the Fund in particular.


[FLAG]
The Fund is subject to country/regional risk and currency risk. Country/regional risk is the chance that world events--such as political upheaval, financial troubles, or natural disasters--will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, its performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.


[FLAG]
The Fund is subject to investment style risk, which is the chance that returns from non-U.S. small-capitalization stocks will trail returns from the overall stock market. Historically, non-U.S. small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Stocks of publicly traded companies and funds that invest in stocks are often classified according to market value, or market capitalization. These classifications typically include small-cap, mid-cap, and large-cap. It's important to understand that, for both companies and stock funds, market-capitalization ranges change over time. Also, interpretations of size vary, and there are no "official" definitions of small-, mid-, and large-cap, even among Vanguard fund advisors.

The Fund invests in companies that are smaller and less well-known than larger, more widely held companies. Small companies tend to be more vulnerable to adverse developments than larger companies. Small companies may have limited product lines, markets, or financial resources, or they may depend on a limited management group. Their securities may trade infrequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small companies or less market interest in their securities as compared with larger companies, and it may take longer for the prices of these securities to reflect the full value of their issuers' earnings potential or assets.

Security Selection
The Fund attempts to track the investment performance of a benchmark index consisting of common stocks of international small-cap companies located in developed and emerging countries around the world. The Fund's investment in the Index will be within the capitalization range of the companies included in the FTSE Global Small Cap ex US Index ($xx million to $xxx billion as of October 31,
2008). Historically, these stocks have been more volatile than--and at times have performed quite differently from--large-cap stocks. In the future, the Index's market-capitalization range may be higher or lower, and the Fund's investments may track a different index. Such changes may occur at any time and without notice to Fund shareholders.


[FLAG]
The Fund is subject to emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.


Indexing Strategy. The Fund uses a sampling method of indexing, meaning that the Fund's advisor, using sophisticated computer programs, selects from the target index a representative sample of securities that will resemble the target index in terms of key risk factors and other characteristics. These factors include industry ratings, country ratings, market capitalization, and other financial characteristics of stocks.


[FLAG]
The Fund is subject to index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Index.


Depositary Receipts. The Fund, in most cases, will obtain economic exposure to stocks of its target index (component securities) by investing directly in common stocks. However, the Fund reserves the right to obtain economic exposure to component securities indirectly by purchasing depositary receipts of the component securities. Depositary receipts are securities that are listed on exchanges or quoted in OTC markets in one country, but represent shares of issuers domiciled in another country. Generally, the Fund would hold depositary receipts only when the advisor believes that holding the depositary receipt, rather than the underlying component security, would benefit the Fund. The Fund might opt to hold depositary receipts if the foreign market in which a stock trades does not provide adequate protection to the rights of foreign investors or government regulators place restrictions on the free flow of capital or currency. The Fund treats depositary receipts that represent interests in component securities as component securities for purposes of any requirements related to the percentage of component securities held in the Fund's portfolio.

The FTSE Global Small Cap ex US Index. The FTSE Global Small Cap ex US Index is maintained by FTSE Group (FTSE), a widely known global index provider that currently manages and calculates more than 60,000 indexes daily.


Other Investment Policies and Risks
The Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, if the Fund's agreement with the sponsor of its target index is terminated, or for any other reason determined in good faith by the Fund's board of trustees. In any such instance, the substitute index would measure the same market segment as the current index.

The Fund may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, all of which are types of derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Investments in derivatives may subject the Funds to risks different from, and possibly greater than, those of underlying securities, assets, or market indexes. The Fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

The Fund may enter into forward foreign currency exchange contracts, which are types of derivative contracts, in order to maintain the same currency exposure as its respective index. A forward foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. These contracts, however, would not prevent the Fund's securities from falling in value during foreign market downswings. The Fund may use these contracts to gain currency exposure when investing in stock index futures and to settle trades in a foreign currency.


Cash Management
The Fund's daily cash balance may be invested in one or more Vanguard CMT Funds, which are very low-cost money market funds. When investing in a Vanguard CMT Fund, the Fund bears its proportionate share of the at-cost expenses of the CMT Fund in which it invests.


Temporary Investment Measures
The Fund may temporarily depart from its normal investment policies and strategies when doing so is believed to be in the Fund's best interest, so long as the alternative is consistent with the Fund's investment objective. For instance, the Fund may invest beyond the normal limits in derivatives or ETFs that are consistent with the Fund's objective when those instruments are more favorably priced or provide needed liquidity, as might be the case when the Fund receives large cash flows that it cannot prudently invest immediately.


Purchase, Redemption, and Account Service Fees
The Fund charges a 0.75% fee on purchases of its shares, including shares that you purchase by exchange from another Vanguard fund. Purchases that result from reinvested dividend or capital gains distributions are not subject to the purchase fee. In addition, the Fund charges a 0.75% fee on redemptions of its shares. The fee applies if you redeem shares by selling or by exchanging to another Vanguard fund, or if Vanguard redeems your Investor Shares because your Fund account balance falls below the minimum initial investment for any reason, including market fluctuation.

Unlike a sales charge or a load paid to a broker or a fund management company, purchase and redemption fees are paid directly to the Fund to offset the costs of buying and selling securities.

An account service fee of $20 per year applies to certain fund accounts whose balances are less than $10,000.

See the Fund Profile and Investing With Vanguard for more information about fees.


Frequent Trading or Market-Timing

Background. Some investors try to profit from strategies involving frequent trading of mutual fund shares, such as market-timing. For funds holding foreign securities, investors may try to take advantage of an anticipated difference between the price of the fund's shares and price movements in overseas markets, a practice also known as time-zone arbitrage. Investors also may try to engage in frequent trading of funds holding investments such as small-cap stocks and high-yield bonds. As money is shifted into and out of a fund by a shareholder engaging in frequent trading, a fund incurs costs for buying and selling securities, resulting in increased brokerage and administrative costs. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. In addition, frequent trading may interfere with an advisor's ability to efficiently manage the fund.


Policies to Address Frequent Trading. The Vanguard funds (other than money market funds, short-term bond funds, and Vanguard ETF(TM) Shares) do not knowingly accommodate frequent trading. The board of trustees of each Vanguard fund has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the fund for the costs associated with it. Although there is no assurance that Vanguard will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues:

- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--without notice and regardless of size. For example, a purchase request could be rejected if Vanguard determines that such purchase may negatively affect a fund's operation or performance or because of a history of frequent trading by the investor.

- Each Vanguard fund (other than money market funds, short-term bond funds, and ETF Shares) generally prohibits, except as otherwise noted in the Investing With Vanguard section, an investor's purchases or exchanges into a fund account for 60 calendar days after the investor has redeemed or exchanged out of that fund account.

- Certain Vanguard funds charge shareholders purchase and/or redemption fees on transactions.

See the Investing With Vanguard section of this prospectus for further details on Vanguard's transaction policies.

Each fund (other than money market funds), in determining its net asset value, will, when appropriate, use fair-value pricing, as described in the Share Price section. Fair-value pricing may reduce or eliminate the profitability of certain frequent-trading strategies.

Do not invest with Vanguard if you are a market-timer.


Turnover Rate
Although the Fund normally seeks to invest for the long term, the Fund may sell securities regardless of how long they have been held.

--------------------------------------------------------------------------------
 Plain Talk About Turnover Rate

 Turnover rates give an indication of how transaction costs, which are not included in the fund's expense ratio, could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income.
--------------------------------------------------------------------------------

THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of 37 investment companies with more than 150 funds holding assets in excess of $xx trillion. All of the funds that are members of The Vanguard Group share in the expenses associated with administrative services and business operations, such as personnel, office space, equipment, and advertising.

Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (or in the case of a fund with multiple share classes, each share class of the fund) pays its allocated share of The Vanguard Group's marketing costs.


--------------------------------------------------------------------------------
 Plain Talk About Vanguard's Unique Corporate Structure

 The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by management companies that may be owned by one person, by a private group of individuals, or by public investors who own the management company's stock. The management fees charged by these companies include a profit component over and above the companies' cost of providing services. By contrast, Vanguard provides services to its member funds on an at-cost basis, with no profit component, which helps to keep the funds' expenses low.
--------------------------------------------------------------------------------



INVESTMENT ADVISOR

The Vanguard Group, Inc. (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Fund through its Quantitative Equity Group. As of October 31, 2008, Vanguard served as advisor for approximately $xx billion in assets. Vanguard manages the Fund on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Fund.

For a discussion of why the board of trustees approved the Fund's investment advisory arrangement, see the semiannual report to shareholders covering the fiscal period ended April 30, 2009, which will be available 60 days after that date.

George U. Sauter, Chief Investment Officer and Managing Director of Vanguard. As Chief Investment Officer, he is responsible for the oversight of Vanguard's Quantitative Equity and Fixed Income Groups. The investments managed by these two groups include active quantitative equity funds, equity index funds, active bond funds, index bond funds, stable value portfolios, and money market funds. Since joining Vanguard in 1987, Mr. Sauter has been a key contributor to the development of Vanguard's stock indexing and active quantitative equity investment strategies. He received his A.B. in Economics from Dartmouth College and an M.B.A. in Finance from the University of Chicago.

The managers primarily responsible for the day-to-day management of the Fund are:

Duane F. Kelly, Principal of Vanguard. He has been with Vanguard since 1989; has managed investment portfolios since 1992; and has co-managed the Fund since its inception. Education: B.S., LaSalle University.

Ryan E. Ludt, Principal of Vanguard. He has been with Vanguard since 1997; has managed investment portfolios since 2000; and has co-managed the Fund since its inception. Education: B.S., The Pennsylvania State University.

The Statement of Additional Information provides information about the portfolio manager's compensation, other accounts under management, and ownership of securities in the Fund.


DIVIDENDS, CAPITAL GAINS, AND TAXES

Fund Distributions
The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any net capital gains realized from the sale of its holdings. Distributions generally occur annually in December. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.


--------------------------------------------------------------------------------
 Plain Talk About Distributions

 As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as capital gains from the fund's sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.
--------------------------------------------------------------------------------


Basic Tax Points
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, investors in taxable accounts should be aware of the following basic federal income tax points:

- Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.

- Distributions declared in December--if paid to you by the end of January--are taxable as if received in December.

- Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income. If you are an individual and meet certain holding-period requirements with respect to your Fund shares, you may be eligible for reduced tax rates on "qualified dividend income," if any, distributed by the Fund.

- Any distributions of net long-term capital gains are taxable to you as long-term capital gains, no matter how long you've owned shares in the Fund.

- Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.

- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your tax return.

- Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

The Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that the Fund receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for any amount designated as your portion of the Fund's foreign tax obligations, provided that you meet certain requirements. See your tax advisor or IRS publications for more information.


--------------------------------------------------------------------------------
 Plain Talk About 'Buying a Dividend'

 Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

General Information

Backup withholding. By law, Vanguard must withhold 28% of any taxable distributions or redemptions from your account if you do not:

- Provide us with your correct taxpayer identification number;

- Certify that the taxpayer identification number is correct; and

- Confirm that you are not subject to backup withholding.

Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.


Foreign investors. Vanguard funds generally are not sold outside the United States, except to certain qualified investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.


Invalid addresses. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.


Tax consequences. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax advisor for detailed information about a fund's tax consequences for you.


SHARE PRICE

Share price, also known as net asset value (NAV), is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Each share class has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party. The values of any mutual fund shares held by a fund are based on the NAVs of the shares. The values of any ETF or closed-end fund shares held by a fund are based on the market value of the shares.

When reliable market quotations are not readily available, securities are priced at their fair value (the amount that the owner might reasonably expect to receive upon the current sale of a security). A fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities.

Fair-value prices are determined by Vanguard according to procedures adopted by the board of trustees. When fair-value pricing is employed, the prices of securities used by a fund to calculate the NAV may differ from quoted or published prices for the same securities.

Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

INVESTING WITH VANGUARD


This section of the prospectus explains the basics of doing business with Vanguard. Be sure to carefully read each topic that pertains to your relationship with Vanguard. Vanguard reserves the right to change the following policies, without prior notice to shareholders. Please call or check online for current information.

Each fund you hold in an account is a separate "fund account." For example, if you hold three funds in a nonretirement account titled in your own name, two funds in a nonretirement account titled jointly with your spouse, and one fund in an individual retirement account, you have six fund accounts--and this is true even if you hold the same fund in multiple accounts.


Purchasing Shares

Vanguard reserves the right, without prior notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a fund account, or to add to an existing fund account.

Investment minimums may differ for certain categories of investors.


Account Minimums

To open and maintain an account.  $3,000.


Add to an existing account. By Automatic Investment Plan; $100 by check, exchange, wire, or electronic bank transfer (other than Automatic Investment
Plan).


How to Initiate a Purchase Request
Be sure to check Exchanging Shares, Frequent-Trading Limits, and Other Rules You Should Know before placing your purchase request.


Online. You may open certain types of accounts, request an electronic bank transfer, and make an exchange (using the proceeds from the redemption of shares from one Vanguard fund to simultaneously purchase shares of a different Vanguard fund) through our website at www.vanguard.com if you are a registered user.


By telephone. You may call Vanguard to begin the account registration process or request that the account-opening forms be sent to you. You may also request a purchase of shares by wire, by electronic bank transfer, or by an exchange. See Contacting Vanguard.


By mail. You may send your account registration form and check to open a new fund account at Vanguard. To add to an existing fund account, you may send your check with an Invest-by-Mail form (from your account statement), with a deposit slip (available online), or with a written request. You may also send a written request to Vanguard to make an exchange. For a list of Vanguard addresses, see Contacting Vanguard.

How to Pay For a Purchase

By electronic bank transfer. You may purchase shares of a Vanguard fund through an electronic transfer of money held in a designated bank account. To establish the electronic bank transfer option on an account, you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form. After the option is set up on your account, you can purchase shares by electronic bank transfer on a regular schedule (Automatic Investment Plan) or from time to time. Your purchase request can be initiated online, by telephone, or by mail.


By wire. Wiring instructions vary for different types of purchases. Please call Vanguard for instructions and policies on purchasing shares by wire. See Contacting Vanguard.


By check. You may send a check to make initial or additional purchases to your fund account. Also see How to Initiate a Purchase Request: By mail. Make your check payable to Vanguard and include the appropriate fund number (e.g., Vanguard--xxx). See Contacting Vanguard.


By exchange. You may purchase shares of a Vanguard fund using the proceeds from the simultaneous redemption of shares from another Vanguard fund. You may initiate an exchange online (if you are a registered user of Vanguard.com), by telephone, or by mail. See Exchanging Shares.


Trade Date
The trade date for any purchase request received in good order will depend on the day and time Vanguard receives your request, the manner in which you are paying, and the type of fund you are purchasing. Your purchase will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days the New York Stock Exchange (NYSE) is open for trading (a business day).

For purchases by check into all funds other than money market funds, and for purchases by exchange or wire into all funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

For purchases by check into money market funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the next business day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the second business day following the day Vanguard receives the purchase request. Because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, the trade date will be one business day later than for other funds.

For purchases by electronic bank transfer using an Automatic Investment Plan:
Your trade date generally will be one business day before the date you designated for withdrawal from your bank account.

For purchases by electronic bank transfer not using an Automatic Investment
Plan: If the purchase request is received by Vanguard on a business day before 10 p.m., Eastern time, the trade date will generally be the next business day. If the purchase request is received on a business day after 10 p.m., Eastern time, or on a nonbusiness day, the trade date will be the second business day following the day Vanguard receives the request.

If your purchase request is not accurate and complete, it may be rejected. See Other Rules You Should Know--Good Order.

For further information about purchase transactions, consult our website at www.vanguard.com or see Contacting Vanguard.


Purchase Fees
The Fund charges a purchase fee of 0.75% on all share purchases, including shares purchased by exchange from other Vanguard funds. Purchase fees do not apply to shares purchased through reinvested dividends and capital gains.


Other Purchase Rules You Should Know

Check purchases. All purchase checks must be written in U.S. dollars and must be drawn on a U.S. bank. Vanguard does not accept cash, traveler's checks, or money orders. In addition, Vanguard may refuse "starter checks" and checks that are not made payable to Vanguard.


New accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right, without prior notice, to close your account or take such other steps as we deem reasonable.


Refused or rejected purchase requests. Vanguard reserves the right to stop selling fund shares or to reject any purchase request at any time and without prior notice, including, but not limited to, purchases requested by exchange from another Vanguard fund. This also includes the right to reject any purchase request because of a history of frequent trading by the investor or because the purchase may negatively affect a fund's operation or performance.

Large purchases. Please call Vanguard before attempting to invest a large dollar amount.


No cancellations. Vanguard will not accept your request to cancel any purchase request once processing has begun. Please be careful when placing a purchase request.


Converting Shares

When a conversion occurs, you receive shares of one class in place of shares of another class of the same fund. At the time of conversion, the dollar value of the "new" shares you receive equals the dollar value of the "old" shares that were converted. In other words, the conversion has no effect on the value of your investment in the fund at the time of the conversion. However, the number of shares you own after the conversion may be greater than or less than the number of shares you owned before the conversion, depending on the net asset values of the two share classes.

A conversion between share classes of the same fund is a nontaxable event.


Trade Date
The trade date for any conversion request received in good order will depend on the day and time Vanguard receives your request. Your conversion will be executed using the NAVs of the different share classes on the trade date. NAVs are calculated only on days the NYSE is open for trading (a business day).

For a conversion request (other than a request to convert to ETF Shares) received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. For a conversion request received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day. See Other Rules You Should Know. (Please see Conversion Privilege in the ETF Shares section for information on conversions to ETF Shares.)


Conversions to Institutional Shares You are eligible for a self-directed conversion from Investor Shares to Institutional Shares of the Fund, provided that your account meets all Institutional Shares' eligibility requirements. Registered users of our website, www.vanguard.com, may request a conversion online, or you may contact Vanguard by telephone or by mail to request this transaction. Accounts that qualify for Institutional Shares will not be automatically converted.

Mandatory Conversions to Investor Shares
If an account no longer meets the balance requirements for Institutional Shares, Vanguard may automatically convert the shares in the account to Investor Shares. A decline in the account balance because of market movement may result in such a conversion. Vanguard will notify the investor in writing before any mandatory conversion occurs.


Redeeming Shares


How to Initiate a Redemption Request
Be sure to check Exchanging Shares, Frequent-Trading Limits, and Other Rules You Should Know before placing your redemption request.


Online. You may redeem shares, request an electronic bank transfer, and make an exchange (the purchase of shares of one Vanguard fund using the proceeds of a simultaneous redemption from another Vanguard fund) through our website at www.vanguard.com if you are a registered user.


By telephone. You may call Vanguard to request a redemption of shares by wire, by electronic bank transfer, by check, or by an exchange. See Contacting Vanguard.


By mail. You may send a written request to Vanguard to redeem from a fund account or to make an exchange. See Contacting Vanguard.


How to Receive Redemption Proceeds

By electronic bank transfer. You may have the proceeds of a fund redemption sent directly to a designated bank account. To establish the electronic bank transfer option on an account, you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form. After the option is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal
Plan) or from time to time. Your redemption request can be initiated online, by telephone, or by mail.


By wire. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions generally are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form. Vanguard generally charges a $5 fee for wire redemptions under $5,000.


By exchange. You may have the proceeds of a Vanguard fund redemption invested directly in shares of another Vanguard fund. You may initiate an exchange online (if you are a registered user of Vanguard.com), by telephone, or by mail.

By check. If you have not chosen another redemption method, Vanguard will mail you a redemption check, normally within two business days of your trade date.


Trade Date
The trade date for any redemption request received in good order will depend on the day and time Vanguard receives your request and the manner in which you are redeeming. Your redemption will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day).

For redemptions by check, exchange, or wire: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

 - Note on timing of wire redemptions from money market funds: For telephone requests received by Vanguard on a business day before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Prime Money Market Fund), the redemption proceeds generally will leave Vanguard by the close of business the same day. For telephone requests received by Vanguard on a business day after those cut-off times, or on a nonbusiness day, and for all requests other than by telephone, the redemption proceeds generally will leave Vanguard by the close of business on the next business day.

 - Note on timing of wire redemptions from bond funds: For requests received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the redemption proceeds generally will leave Vanguard by the close of business on the next business day. For requests received by Vanguard on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the redemption proceeds generally will leave Vanguard by the close of business on the second business day after Vanguard receives the request.

For redemptions by electronic bank transfer using an Automatic Withdrawal Plan:
Your trade date generally will be the date you designated for withdrawal of funds (redemption of shares) from your Vanguard account. Proceeds of redeemed shares generally will be credited to your designated bank account two business days after your trade date. If the date you designated for withdrawal of funds from your Vanguard account falls on a weekend, holiday, or other nonbusiness day, your trade date will be the previous business day.

For redemptions by electronic bank transfer not using an Automatic Withdrawal
Plan: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

If your redemption request is not accurate and complete, it may be rejected. See Other Rules You Should Know--Good Order.

For further information about redemption transactions, consult our website at www.vanguard.com or see Contacting Vanguard.


Redemption Fee
The Fund charges a 0.75% redemption fee. The fee applies if you redeem shares by selling or by exchanging to another Vanguard fund, or if Vanguard redeems your Investor Shares because your Fund account balance falls below the minimum intial investment for any reason, including market fluctuation. The fee is withheld from redemption proceeds and is paid directly to the Fund.

Redemption fees will not apply to Vanguard fund account redemptions in the following circumstances: (1) redemptions of shares purchased with reinvested dividend and capital gains distributions; redemptions of shares to pay fund or account fees; redemptions of shares to revoke an IRA within the period of time set forth in the Vanguard Traditional and Roth IRA Disclosure Document or to remove excess shareholder contributions to an IRA; and redemptions from Section 529 college savings plans; (2) share transfers, rollovers, or reregistrations within the same fund; (3) conversions of shares from one share class to another in the same fund; and (4) for a one-year period, shares rolled over to an IRA held at Vanguard from a retirement plan for which Vanguard serves as a recordkeeper*.

In addition, redemption fees will not apply to (1) distributions by shareholders age 701/2 or older from traditional IRAs, rollover IRAs, SEP-IRAs, SIMPLE IRAs, certain Individual Section 403(b)(7) Custodial Accounts, and Vanguard Retirement Plans and Vanguard Individual 401(k) Plans for which Vanguard Fiduciary Trust Company serves as trustee; and (2) distributions by beneficiaries from inherited IRAs, certain Individual Section 403(b)7 Custodial Accounts, and Vanguard Retirement Plans and Vanguard Individual 401(k) Plans for which Vanguard Fiduciary Trust Company serves as trustee.

Also, participants in employer-sponsored defined contribution plans* will not incur redemption fees for the following: exchanges of shares purchased with participant payroll or employer contributions; distributions, loans, and in-service withdrawals from a plan, redemptions or transfers of shares as part of a plan termination or at the direction of the plan; and direct rollovers into IRAs.

Participants will incur redemption fees if, after making an exchange, transfer, or rollover into a fund with a redemption fee, the participant makes a subsequent exchange out of that fund within the redemption-fee period.

If Vanguard does not serve as recordkeeper for your plan, redemption fees may be applied differently. Please read your recordkeeper's plan materials carefully to learn of any other rules or fees that may apply. Also see Frequent-Trading Limits--Accounts Held by Intermediaries for information about the assessment of redemption fees by intermediaries.

* The following Vanguard fund accounts will be subject to redemption fees:
SEP-IRAs, SIMPLE IRAs, certain Section 403(b)(7) accounts, Vanguard Retirement Investment Program pooled plans, and Vanguard Retirement Plans for which Vanguard Fiduciary Trust Company serves as a trustee.


Other Redemption Rules You Should Know

Documentation for certain accounts. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.


Potentially disruptive redemptions. Vanguard reserves the right to pay all or part of a redemption in kind--that is, in the form of securities--if we reasonably believe that a cash redemption would negatively affect the fund's operation or performance or that the shareholder may be engaged in market-timing or frequent trading. Under these circumstances, Vanguard also reserves the right to delay payment of the redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you may avoid in-kind or delayed payment of your redemption. Please see Frequent-Trading Limits for information about Vanguard's policies to limit frequent trading.


Recently purchased shares. Although you can redeem shares at any time, proceeds may not be made available to you until the fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or by electronic bank transfer. If you have written a check on a fund with checkwriting privileges, that check may be rejected if your fund account does not have a sufficient available balance.


Address change. If you change your address online or by telephone, there may be a 15-day restriction on your ability to make online and telephone redemptions. You can request a redemption in writing at any time. Confirmations of address changes are sent to both the old and new addresses.


Payment to a different person or address. At your request, we can make your redemption check payable to a different person or send it to a different address.

However, this requires the written consent of all registered account owners and may require a signature guarantee. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.


No cancellations. Vanguard will not accept your request to cancel any redemption request once processing has begun. Please be careful when placing a redemption request.


Emergency circumstances. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC.


Exchanging Shares

An exchange occurs when you use the proceeds from the redemption of shares of one Vanguard fund to simultaneously purchase shares of a different Vanguard fund. You can make exchange requests online (if you are a registered user of Vanguard.com), by telephone, or by mail. See Purchasing Shares and Redeeming Shares.

If the NYSE is open for regular trading (a business day) at the time an exchange request is received in good order, the trade date will generally be the same day. See Other Rules You Should Know--Good Order for additional information on all transaction requests.

Please note that Vanguard reserves the right, without prior notice, to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason.


Frequent-Trading Limits

Because excessive transactions can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on frequent trading in the Vanguard funds. Each Vanguard fund (other than money market funds, short-term bond funds, and ETF Shares) limits an investor's purchases or exchanges into a fund account for 60 calendar days after the investor has redeemed or exchanged out of that fund account.

For Vanguard Retirement Investment Program pooled plans, the policy applies to exchanges made online or by phone.

The frequent-trading policy does not apply to the following:

- Purchases of shares with reinvested dividend or capital gains distributions.

- Transactions through Vanguard's Automatic Investment Plan, Automatic Exchange Service, Direct Deposit Service, Automatic Withdrawal Plan, Required Minimum Distribution Service, and Vanguard Small Business Online/(R)/.

- Redemptions of shares to pay fund or account fees.

- Transaction requests submitted by mail to Vanguard from shareholders who hold their accounts directly with Vanguard. (Transaction requests submitted by fax are not mail transactions and are subject to the policy.)

- Transfers and reregistrations of shares within the same fund.

- Purchases of shares by asset transfer or direct rollover.

- Conversions of shares from one share class to another in the same fund.

- Checkwriting redemptions.

- Section 529 college savings plans.

- Certain approved institutional portfolios and asset allocation programs, as well as trades made by Vanguard funds that invest in other Vanguard funds. (Please note that shareholders of Vanguard's funds of funds are subject to the policy.)

For participants in employer-sponsored defined contribution plans*, the frequent-trading policy does not apply to:

- Purchases of shares with participant payroll or employer contributions or loan repayments.

- Purchases of shares with reinvested dividend or capital gains distributions.

- Distributions, loans, and in-service withdrawals from a plan.

- Redemptions of shares as part of a plan termination or at the direction of the plan.

- Automated transactions executed during the first six months of a participant's enrollment in the Vanguard Managed Account Program.

- Redemptions of shares to pay fund or account fees.

- Share or asset transfers or rollovers.

- Reregistrations of shares.

- Conversions of shares from one share class to another in the same fund.

- Exchange requests submitted by mail to Vanguard. (Exchange requests submitted by fax are not mail requests and remain subject to the policy.)

* The following Vanguard fund accounts are subject to the frequent-trading policy: SEP-IRAs, SIMPLE IRAs, certain Section 403(b)(7) accounts, and Vanguard Retirement Plans for which Vanguard Fiduciary Trust Company serves as trustee.

Accounts Held by Institutions (Other Than Defined Contribution Plans)
Vanguard will systematically monitor for frequent trading in institutional clients' accounts. If we detect suspicious trading activity, we will investigate and take appropriate action, which may include applying to a client's accounts the 60-day policy previously described, prohibiting a client's purchases of fund shares, and/or eliminating the client's exchange privilege.


Accounts Held by Intermediaries
When intermediaries establish accounts in Vanguard funds for the benefit of their clients, we cannot always monitor the trading activity of the individual clients. However, we review trading activity at the omnibus level, and if we detect suspicious activity, we will investigate and take appropriate action. If necessary, Vanguard may prohibit additional purchases of fund shares by an intermediary or by an intermediary for the benefit of certain of the intermediary's clients. Intermediaries may also monitor their clients' trading activities with respect to Vanguard funds.

For those Vanguard funds that charge purchase or redemption fees, intermediaries will be asked to assess purchase and redemption fees on shareholder and participant accounts and remit these fees to the funds. The application of purchase and redemption fees and frequent-trading policies may vary among intermediaries. There are no assurances that Vanguard will successfully identify all intermediaries or that intermediaries will properly assess purchase and redemption fees or administer frequent-trading policies. If you invest with Vanguard through an intermediary, please read that firm's materials carefully to learn of any other rules or fees that may apply.


Other Rules You Should Know


Prospectus and Shareholder Report Mailings
Vanguard attempts to eliminate the unnecessary expense of duplicate mailings by sending just one prospectus and/or report when two or more shareholders have the same last name and address. You may request individual prospectuses and reports by contacting our Client Services Department in writing, by telephone, or by e-mail.


Vanguard.com

Registration. If you are a registered user of Vanguard.com, you can use your personal computer to review your account holdings; to buy, sell, or exchange shares of most Vanguard funds; and to perform most other transactions. You must register for this service online.


Electronic delivery. Vanguard can deliver your account statements, transaction confirmations, and fund financial reports electronically. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preference under "Account Profile." You can revoke your electronic consent at any time, and we will begin to send paper copies of these documents within 30 days of receiving your notice.


Telephone Transactions

Automatic. When we set up your account, we'll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.


Tele-Account/(R)/. To conduct account transactions through Vanguard's automated telephone service, you must first obtain a Personal Identification Number (PIN). Call Tele-Account at 800-662-6273 to obtain a PIN, and allow seven days after requesting the PIN before using this service.


Proof of a caller's authority. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account. Before we allow a caller to act on an account, we may request the following information:

- Authorization to act on the account (as the account owner or by legal documentation or other means).

- Account registration and address.

- Fund name and account number, if applicable.

- Other information relating to the caller, the account holder, or the account.


Good Order
We reserve the right to reject any transaction instructions that are not in "good order." Good order generally means that your instructions include:

- The fund name and account number.

- The amount of the transaction (stated in dollars, shares, or percentage).

Written instructions also must include:

- Signatures of all registered owners.

- Signature guarantees, if required for the type of transaction. (Call Vanguard for specific signature-guarantee requirements.)

- Any supporting documentation that may be required.

The requirements vary among types of accounts and transactions.

Vanguard reserves the right, without prior notice, to revise the requirements for good order.

Future Trade-Date Requests
Vanguard does not accept requests to hold a purchase, conversion, redemption, or exchange transaction for a future date. All such requests will receive trade dates as previously described in Purchasing Shares, Converting Shares, and Redeeming Shares. Vanguard reserves the right to return future-dated purchase checks.


Accounts With More Than One Owner
If an account has more than one owner or authorized person, Vanguard will accept telephone or online instructions from any one owner or authorized person.


Responsibility for Fraud
Vanguard will not be responsible for any account losses because of fraud if we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private, and immediately review any account statements that we provide to you. It is important that you contact Vanguard immediately about any transactions you believe to be unauthorized.


Uncashed Checks
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.


Unusual Circumstances
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.


Investing With Vanguard Through Other Firms
You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment advisor. Please consult your financial intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply.

Please see Frequent-Trading Limits--Accounts Held by Intermediaries for information about the assessment of redemption fees and monitoring of frequent trading for accounts held by intermediaries.


Account Service Fee
For most shareholders, Vanguard charges a $20 account service fee on all fund accounts that have a balance below $10,000 for any reason, including market fluctuation. The account service fee applies to both retirement and nonretirement fund accounts and will be assessed on fund accounts in all Vanguard funds, regardless of a fund's minimum investment amount. The fee, which will be collected by redeeming fund shares in the amount of $20, will be deducted from a fund account only once per calendar year.

If you register on Vanguard.com and elect to receive electronic delivery of statements, reports, and other materials for all of your fund accounts, the account service fee for balances below $10,000 will not be charged, so long as that election remains in effect.

The account service fee also does not apply to the following:

- Money market sweep accounts owned in connection with a Vanguard Brokerage Services/(R)/ account.

- Accounts held through intermediaries.

- Accounts held by Voyager, Voyager Select, and Flagship members. Membership is based on total household assets held at Vanguard, with a minimum of $100,000 to qualify for Vanguard Voyager Services/TM/, $500,000 for Vanguard Voyager Select Services/TM/, and $1 million for Vanguard Flagship Services/TM/. Vanguard determines membership by aggregating assets of all eligible accounts held by the investor and immediate family members who reside at the same address. Aggregate assets include investments in Vanguard mutual funds, Vanguard ETFs/TM/, annuities through Vanguard, the Vanguard 529 Plan, certain small-business accounts, and employer-sponsored retirement plans for which Vanguard provides recordkeeping services.

- Participant accounts in employer-sponsored defined contribution plans*. Please consult your enrollment materials for the rules that apply to your account.

- Section 529 college savings plans.

* The following Vanguard fund accounts have alternative fee structures: SIMPLE IRAs, certain Section 403(b)(7) accounts, Vanguard Retirement Investment Program pooled plans, and Vanguard Retirement Plans for which Vanguard Fiduciary Trust Company serves as trustee.


Low-Balance Accounts
The Fund reserves the right to liquidate a fund account whose balance falls below the minimum initial investment for any reason, including market fluctuation. This policy applies to nonretirement fund accounts and accounts that are held through intermediaries. Shares redeemed in accordance with this policy will be subject to applicable redemption fees.

Right to Change Policies
In addition to the rights expressly stated elsewhere in this prospectus, Vanguard reserves the right to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, conversion, service, or privilege at any time without prior notice; (2) accept initial purchases by telephone; (3) freeze any account and/or suspend account services if Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners, or if we reasonably believe a fraudulent transaction may occur or has occurred; (4) temporarily freeze any account and/or suspend account services upon initial notification to Vanguard of the death of the shareholder until Vanguard receives required documentation in good order; (5) alter, impose, discontinue, or waive any redemption fee, account service fee, or other fees charged to a group of shareholders; and (6) redeem an account or suspend account privileges, without the owner's permission to do so, in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Vanguard management, we reasonably believe they are deemed to be in the best interest of a fund.


Share Classes
Vanguard reserves the right, without prior notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class.


Fund and Account Updates


Confirmation Statements
We will send (or provide online, whichever you prefer) a confirmation of your trade date and the amount of your transaction when you buy, sell, exchange, or convert shares. However, we will not send confirmations reflecting only checkwriting redemptions or the reinvestment of dividend or capital gains distributions. For any month in which you had a checkwriting redemption, a Checkwriting Activity Statement will be sent to you itemizing the checkwriting redemptions for that month. Promptly review each confirmation statement that we provide to you by mail or online. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on a confirmation statement, or Vanguard will consider the transaction properly processed.


Portfolio Summaries
We will send (or provide online, whichever you prefer) quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, redemptions, exchanges, transfers, and conversions for the current calendar year. Promptly review each summary that we provide to you by mail or online. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on the summary, or Vanguard will consider the transaction properly processed.


Tax Statements
For most taxable accounts, we will send annual tax statements to assist you in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs and other retirement plans. Registered users can view these statements online.


Average-Cost Review Statements
For most taxable accounts, average-cost review statements will accompany annual 1099B tax forms. These tax forms show the average cost of shares that you redeemed during the previous calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.


Annual and Semiannual Reports
We will send (or provide online, whichever you prefer) financial reports about Vanguard FTSE All-World ex-US Small-Cap Index Fund twice a year, in June and December. These comprehensive reports include overviews of the financial markets and provide the following specific Fund information:

- Performance assessments and comparisons with industry benchmarks.

- Financial statements with listings of Fund holdings.


Portfolio Holdings
We generally post on our website at www.vanguard.com, in the Portfolio section of the Fund's Portfolio & Management page, a detailed list of the securities held by the Fund as of the most recent calendar-quarter-end. This list is generally updated within 30 days after the end of each calendar quarter. Vanguard may exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Fund. We also generally post the ten largest stock portfolio holdings of the Fund and the percentage of the Fund's total assets that each of these holdings represents, as of the most recent calendar-quarter-end. This list is generally updated within 15 calendar days after the end of each calendar quarter. Please consult the Fund's Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.

CONTACTING VANGUARD


Web
--------------------------------------------------------------------------------------------------------------------
Vanguard.com                                          For the most complete source of Vanguard news
24 hours a day, 7 days a week                         For fund, account, and service information
                                                      For most account transactions
                                                      For literature requests
--------------------------------------------------------------------------------------------------------------------

Phone
--------------------------------------------------------------------------------------------------------------------
Vanguard Tele-Account/(R)/ 800-662-627                For automated fund and account information
(ON-BOARD)                                            For exchange transactions (subject to limitations)
                                                      Toll-free, 24 hours a day, 7 days a week
--------------------------------------------------------------------------------------------------------------------
Investor Information 800-662-7447 (SHIP               For fund and service information
(Text telephone for people with hearing               For literature requests
impairment at 800-952-3335)                           Business hours only: Monday-Friday, 8 a.m. to 10 p.m.,
                                                      Eastern time; Saturday, 9 a.m. to 4 p.m., Eastern time
--------------------------------------------------------------------------------------------------------------------
Client Services 800-662-2739 (CREW)                   For account information
(Text telephone for people with hearing               For most account transactions
impairment at 800-749-7273)                           Business hours only: Monday-Friday, 8 a.m. to 10 p.m.,
                                                      Eastern time; Saturday, 9 a.m. to 4 p.m., Eastern time
--------------------------------------------------------------------------------------------------------------------
Institutional Division                                For information and services for large institutional investors
888-809-8102                                          Business hours only: Monday-Friday, 8:30 a.m. to 9 p.m.,
                                                      Eastern time
--------------------------------------------------------------------------------------------------------------------
Intermediary Sales Support                            For information and services for financial intermediaries
800-997-2798                                          including broker-dealers, trust institutions, insurance
                                                      companies, and financial advisors
                                                      Business hours only: Monday-Friday, 8:30 a.m. to 7 p.m.,
                                                      Eastern time
--------------------------------------------------------------------------------------------------------------------

Vanguard Addresses

Please be sure to use the correct address, depending on your method of delivery. Use of an incorrect address could delay the processing of your transaction.


----------------------------------------------------------------------
Regular Mail (Individuals)         The Vanguard Group
                                   P.O. Box 1110
                                   Valley Forge, PA 19482-1110
----------------------------------------------------------------------
Regular Mail (Institutions)        The Vanguard Group
                                   P.O. Box 2900
                                   Valley Forge, PA 19482-2900
----------------------------------------------------------------------
Registered, Express, or Overnight  The Vanguard Group
                                   455 Devon Park Drive
                                   Wayne, PA 19087-1815
----------------------------------------------------------------------



Fund Number
Please use the specific fund number when contacting us:



                                                    Investor Shares
---------------------------------------------------------------------
Vanguard FTSE All-World ex-US Small-Cap Index Fund             1684
---------------------------------------------------------------------













Vanguard FTSE All-World ex-US Small-Cap Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (FTSE) or by the London Stock Exchange Plc (the Exchange) or by The Financial Times Limited (FT), and neither FTSE nor the Exchange nor FT makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE Global Small Cap ex US Index (the Index) and/or the figure at which the said Index stands at any particular time on any particular day or otherwise. The Index is compiled and calculated by FTSE. However, neither FTSE nor the Exchange nor FT shall be liable (whether in negligence or otherwise) to any person for any error in the Index and neither FTSE nor the Exchange nor FT shall be under any obligation to advise any person of any error therein. "FTSE/(R)/" is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE International Limited under license. "All-World" is a trademark of FTSE International Limited. The Funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For any such funds or securities, the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group and any related funds. S&P 500/(R)/ and Standard & Poor's 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

ETF SHARES

In addition to Investor Shares, certain Vanguard funds offer a class of shares, known as Vanguard ETF* Shares, that are listed for trading on a national securities exchange. If you own Investor Shares issued by one of these funds, you may convert those shares to ETF Shares of the same fund.


Note: Vanguard reserves the right to modify or terminate the conversion privilege in the future.

Although ETF Shares represent an investment in the same portfolio of securities as Investor Shares, they have different characteristics and may appeal to a different group of investors. It is important that you understand the differences before deciding whether to convert your shares to ETF Shares.

The following material summarizes key information about ETF Shares. A separate prospectus with more complete information about ETF Shares is also available. Investors should review that prospectus before deciding whether to convert.


Differences Between ETF Shares and Conventional Mutual Fund Shares
Investor Shares are "conventional" mutual fund shares; that is, they can be purchased from and redeemed with the issuing fund for cash at a net asset value
(NAV) calculated once a day. ETF Shares, by contrast, cannot be purchased from or redeemed with the issuing fund, except as noted.

An organized secondary trading market is expected to exist for ETF Shares, unlike conventional mutual fund shares, because ETF Shares are listed for trading on a national securities exchange. Investors can purchase and sell ETF Shares on the secondary market through a broker. Secondary-market transactions occur not at NAV, but at market prices that change throughout the day based on the supply of, and demand for, ETF Shares and on changes in the prices of the fund's portfolio holdings.

The market price of a fund's ETF Shares will differ somewhat from the NAV of those shares. The difference between market price and NAV is expected to be small most of the time, but in times of extreme market volatility the difference may become significant.


Buying and Selling ETF Shares
Vanguard ETF Shares must be held in a brokerage account. Therefore, before acquiring ETF Shares, whether through a conversion or an open-market purchase, you must have an account with a broker.





*U.S. Pat. No. 6,879,964 B2; 7,337,138.

You buy and sell ETF Shares in the same way you buy and sell any other exchange-traded security--on the open market, through a broker. In most cases, the broker will charge you a commission to execute the transaction. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of ETF Shares you must purchase. Because open-market transactions occur at market prices, you may pay more than NAV when you buy ETF Shares and receive less than NAV when you sell those shares.

If you own conventional shares of a Vanguard fund that issues ETF Shares, you can convert those shares to ETF Shares of equivalent value--but you cannot convert back. See "Conversion Privilege" for a discussion of the conversion process.

There is one other way to buy and sell ETF Shares. Investors can purchase and redeem ETF Shares directly from the issuing fund at NAV if they do so (1) through certain authorized broker-dealers, (2) in large blocks of shares known as Creation Units, and (3) in exchange for baskets of securities rather than cash. However, because Creation Units will be worth millions of dollars, and because most investors prefer to transact in cash rather than with securities, it is expected that only a limited number of institutional investors will purchase and redeem ETF Shares this way.


Risks
ETF Shares issued by a fund are subject to the same risks as conventional shares of the same fund. ETF Shares also are subject to the following risks:

- The market price of a fund's ETF Shares will vary somewhat from the NAV of those shares. Therefore, you may pay more than NAV when buying ETF Shares and you may receive less than NAV when selling them.

- ETF Shares cannot be redeemed with the Fund, except in Creation Unit aggregations. Therefore, if you no longer wish to own ETF Shares, you must sell them on the open market. Although ETF Shares will be listed for trading on a national securities exchange, it is possible that an active trading market may not be maintained.

- Trading of a fund's ETF Shares on an exchange may be halted if exchange officials deem such action appropriate, if the shares are delisted from the listing exchange, or if the activation of marketwide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Fees and Expenses
When you buy and sell ETF Shares through a brokerage firm, you will pay whatever commissions the firm charges. You also will incur the cost of the "bid-asked spread," which is the difference between the price a dealer will pay for a security and the somewhat higher price at which the dealer will sell the same security. If you convert from conventional shares to ETF Shares, you will not pay a brokerage commission or a bid-asked spread. However, Vanguard charges $50 for each conversion transaction, and your broker may impose its own conversion fees as well.




Account Services
Because you hold ETF Shares through a brokerage account, Vanguard will have no record of your ownership unless you hold the shares through Vanguard Brokerage Services/(R)/ (Vanguard Brokerage). Your broker will service your account. For example, the broker will provide account statements, confirmations of your purchases and sales of ETF Shares, and year-end tax information. The broker also will be responsible for ensuring that you receive shareholder reports and other communications from the fund whose ETF Shares you own. You will receive certain services (e.g., dividend reinvestment and average-cost information) only if your broker offers those services.


Conversion Privilege
Owners of conventional shares issued by the Fund may convert those shares to ETF Shares of equivalent value. Please note that investors who own conventional shares through a 401(k) plan or other employer-sponsored retirement or benefit plan may not convert those shares to ETF Shares. Vanguard imposes a $50 charge on conversion transactions and reserves the right, in the future, to raise or lower the fee and to limit or terminate the conversion privilege. Your broker may charge an additional fee to process a conversion. ETF Shares, whether acquired through a conversion or purchased on the open market, cannot be converted to conventional shares of the same fund. Similarly, ETF Shares of one fund cannot be exchanged for ETF Shares of another fund.

Unless you are an Authorized Participant, you must hold ETF Shares in a brokerage account. Thus, before converting conventional shares to ETF Shares, you must have an existing, or open a new, brokerage account. To initiate a conversion of conventional shares to ETF Shares, please contact your broker.

Please note that upon converting your conventional mutual fund shares to ETF Shares, you will need to select a cost-basis method of accounting for your ETF Shares. Options for your cost-basis method will depend on your historical transaction activity in the conventional shares. Prior to conversion, please consult your tax advisor to identify your options and select a method. You should also contact your broker to ensure that the method you choose is offered by your particular brokerage firm.

Converting conventional shares to ETF Shares generally is accomplished as follows. First, after your broker notifies Vanguard of your request to convert, Vanguard will transfer your conventional shares from your account to the broker's omnibus account with Vanguard (an account maintained by the broker on behalf of all its customers who hold conventional Vanguard fund shares through the broker). After the transfer, Vanguard's records will reflect your broker, not you, as the owner of the shares. Next, your broker will instruct Vanguard to convert the appropriate number or dollar amount of conventional shares in its omnibus account to ETF Shares of equivalent value, based on the respective net asset values of the two share classes.

Your Fund's transfer agent will reflect ownership of all ETF Shares in the name of the Depository Trust Company (DTC). The DTC will keep track of which ETF Shares belong to your broker, and your broker, in turn, will keep track of which ETF Shares belong to you.

Because the DTC is unable to handle fractional shares, only whole shares will be converted. For example, if you owned 300.250 conventional shares, and this was equivalent in value to 90.750 ETF Shares, the DTC account would receive 90 ETF Shares. Conventional shares worth 0.750 ETF Shares (in this example, that would be 2.481 conventional shares) would remain in the broker's omnibus account with Vanguard. Your broker then could either (1) credit your account with 0.750 ETF Shares rather than 2.481 conventional shares, or (2) redeem the 2.481 conventional shares at net asset value, in which case you would receive cash in place of those shares. If your broker chooses to redeem your conventional shares, you will realize a gain or loss on the redemption that must be reported on your tax return (unless you hold the shares in an IRA or other tax-deferred account). Please consult your broker for information on how it will handle the conversion process, including whether it will impose a fee to process a conversion.

If you convert your conventional shares to ETF Shares through Vanguard Brokerage, all conventional shares for which you request conversion will be converted to ETF Shares of equivalent value. Because no fractional shares will have to be sold, the transaction will be 100% tax-free. Vanguard Brokerage does not impose a conversion fee over and above the fee imposed by Vanguard.

Here are some important points to keep in mind when converting conventional shares of a Vanguard fund to ETF Shares:

- The conversion transaction is nontaxable except, as applicable, to the limited extent as previously described.

- The conversion process can take anywhere from several days to several weeks, depending on your broker. Vanguard generally will process conversion requests either on the day they are received or on the next business day. Vanguard imposes conversion blackout windows around the dates when a fund with ETF Shares declares dividends. This is necessary to prevent a shareholder from collecting a dividend from both the conventional share class currently held and also from the ETF share class to which the shares will be converted.

- Until the conversion process is complete, you will remain fully invested in a fund's conventional shares, and your investment will increase or decrease in value in tandem with the net asset value of those shares.

- During the conversion process, you will be able to liquidate all or part of your investment by instructing Vanguard or your broker (depending on who maintains records of your share ownership) to redeem your conventional shares. After the conversion process is complete, you will be able to liquidate all or part of your investment by instructing your broker to sell your ETF Shares.

GLOSSARY OF INVESTMENT TERMS


Active Management. An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.


Authorized Participant. Institutional investors that are permitted to purchase Creation Units directly from, and redeem Creation Units directly with, the fund. To be an Authorized Participant, an entity must be a participant in the Depository Trust Company and must enter into an agreement with the fund's Distributor.


Bid-Asked Spread. The difference between what a buyer is willing to bid (pay) for a security and the seller's asking (offer) price.


Capital Gains Distribution. Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.


Cash Investments. Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.


Circuit Breaker. A rule that requires a halt in trading in the U.S. stock markets for a specific period of time when the Dow Jones Industrial Average declines by a specified percentage during the course of a trading day.


Common Stock. A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.


Creation Unit. A large block of a specified number of ETF Shares. Authorized Participants may purchase and redeem ETF Shares from the fund only in Creation Unit-size aggregations.


Dividend Distribution. Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.


Expense Ratio. The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management expenses--such as advisory fees, account maintenance, reporting, accounting, legal, and other administrative expenses--and any 12b-1 distribution fees. It does not include the transaction costs of buying and selling portfolio securities.


Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund's investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Capitalization. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.


Passive Management. A low-cost investment strategy in which a mutual fund attempts to track--rather than outperform--a specified market benchmark or "index"; also known as indexing.


Principal. The face value of a debt instrument or the amount of money put into an investment.


Securities. Stocks, bonds, money market instruments, and other investment vehicles.


Total Return. A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.


Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.


Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

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

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

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

                                                     [SHIP LOGO  VANGUARD(R)]
                                                     P.O. Box 2600
                                                     Valley Forge, PA 19482-2600

CONNECT WITH VANGUARD/(R)/ > www.vanguard.com

For More Information
If you would like more information about Vanguard FTSE All-World ex-US Small-Cap Index Fund, the following documents are available free upon request:

Annual/Semiannual Reports to Shareholders
Additional information about the Fund's investments will be available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI)
The SAI provides more detailed information about the Fund.

The current SAI is incorporated by reference into (and is thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report (once available) or the SAI, or to request additional information about the Fund or other Vanguard funds, please visit www.vanguard.com or contact us as follows:

The Vanguard Group
Investor Information Department
P.O. Box 2600
Valley Forge, PA 19482-2600
Telephone: 800-662-7447 (SHIP)
Text telephone for people with hearing impairment: 800-952-3335
If you are a current Vanguard shareholder and would like information about your account, account transactions, and/or account statements, please call:

Client Services Department
Telephone: 800-662-2739 (CREW)
Text telephone for people with hearing impairment: 800-749-7273

Information Provided by the Securities and Exchange Commission (SEC)
You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 202-551-8090. Reports and other information about the Fund are also available in the EDGAR database on the SEC's Internet site at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Fund's Investment Company Act file number: 811-5972

(C) 2009 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

P1684 022009

                                                        [SHIP LOGO  VANGUARD(R)]


VANGUARD FTSE ALL-WORLD EX-US
SMALL-CAP INDEX FUND PROSPECTUS

Subject to Completion. Preliminary Prospectus dated December 11, 2008


February 27, 2009

Institutional  Shares


Information contained in this prospectus is subject to completion or amendment. A registration statement for Vanguard FTSE All-World ex-US Small-Cap Index Fund has been filed with the U.S. Securities and Exchange Commission but has not yet become effective.

Shares of Vanguard FTSE All-World ex-US Small-Cap Index Fund may not be sold, nor may offers to buy be accepted, prior to the time the registration statement becomes effective. This communication shall not constitute an offer to sell, nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state.



This is the Fund's initial prospectus, so it contains no performance data.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

----------------------------------------------------------------------------------
Fund Profile                             1      Investing With Vanguard         17
----------------------------------------------------------------------------------
Investing in Index Funds                 5       Purchasing Shares              17
----------------------------------------------------------------------------------
More on the Fund                         5       Converting Shares              20
----------------------------------------------------------------------------------
 The Fund and Vanguard                  12       Redeeming Shares               21
----------------------------------------------------------------------------------
 Investment Advisor                     13       Exchanging Shares              25
----------------------------------------------------------------------------------
 Dividends, Capital Gains, and Taxes    14       Frequent-Trading Limits        25
----------------------------------------------------------------------------------
 Share Price                            16       Other Rules You Should Know    27
----------------------------------------------------------------------------------
                                                 Fund and Account Updates       30
----------------------------------------------------------------------------------
                                                 Contacting Vanguard            32
----------------------------------------------------------------------------------
                                                ETF Shares                      34
----------------------------------------------------------------------------------
                                                Glossary of Investment Terms    39
----------------------------------------------------------------------------------




Why Reading This Prospectus Is Important
This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk/(R)/ explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.


Share Class Overview
This prospectus offers the Fund's Institutional Shares, which are generally for investors who do not require special employee benefit plan services and who invest a minimum of $5 million. A separate prospectus offers the Fund's Investor Shares, which have an investment minimum of $3,000. In addition, the Fund issues an exchange-traded class of shares (ETF Shares), which are also offered through a separate prospectus. A brief description of ETF Shares and how to convert to them appears on pages 34 to 38 of this prospectus.

The Fund's separate share classes have different expenses; as a result, their investment performances will differ.


An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

FUND PROFILE


Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of international small-cap companies.


Primary Investment Strategies
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the FTSE Global Small Cap ex US Index, a free-float- adjusted, market-capitalization-weighted index designed to measure equity market performance of international small-capitalization stocks. The Index includes approximately 3,300 stocks of companies located in 47 countries, including both developed and emerging markets. As of September 30, 2008, the largest markets covered in the Index were the United Kingdom, Japan, Canada, France, and Switzerland (which made up approximately 18%, 13%, 12%, 5%, and 4%, respectively, of the Index's market capitalization). The Fund attempts to sample the target index by holding a representative sample of securities that resembles the full Index in terms of key risk factors and other characteristics. These factors include industry ratings, country ratings, market capitalization, and other financial characteristics of stocks. The Fund holds approximately 1,500 stocks of the 3,300 contained within the Index. For additional information on the Fund's investment strategies, please see More on the Fund.


Primary Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, be concentrated in stocks of a particular sector, category, or group of companies. Because the Fund samples its target index, the Fund may underperform the overall stock market. In addition, investments in foreign stock markets can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

- Country/regional risk, which is the chance that world events--such as political upheaval, financial troubles, or natural disasters--will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, its performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

- Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

- Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

- Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Index.

- Investment style risk, which is the chance that returns from non-U.S. small-capitalization stocks will trail returns from the overall stock market. Historically, non-U.S. small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.


Performance/Risk Information
The Fund began operations on February 27, 2009, so performance information is not yet available.


Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. However, these costs are reflected in investment performance figures. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year. The Fund has no operating history; actual operating expenses could be different.

Shareholder Fees
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Purchases                             None
--------------------------------------------------------------------------------
Purchase Fee                                                         0.75%/1/
--------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Reinvested Dividends                  None
--------------------------------------------------------------------------------
Redemption Fee                                                       0.75%/2/
--------------------------------------------------------------------------------


Annual Fund Operating Expenses
(Expenses deducted from the Fund's assets)
--------------------------------------------------------------------------------
Management Expenses                                                  0.xx%
--------------------------------------------------------------------------------
12b-1 Distribution Fee                                               None
--------------------------------------------------------------------------------
Other Expenses                                                       0.xx%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                 0.35%
--------------------------------------------------------------------------------
1 The purchase fee is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.
2 The 0.75% fee applies to shares redeemed by selling or by exchanging to another Vanguard fund. The fee is withheld from redemption proceeds and retained by the Fund.



The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that operating expenses match our estimates, and that you redeem your shares at the end of the given period.


1 Year        3 Years
----------------------------
$xx           $xx
----------------------------


You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.75% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):


1 Year        3 Years
----------------------------
$xx           $xx
----------------------------


These examples should not be considered to represent actual expenses or performance for the future.

--------------------------------------------------------------------------------
 Plain Talk About Fund Expenses

 All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. We expect Vanguard FTSE All-World ex-US Small-Cap Index Fund Institutional Shares' expense ratio for the current fiscal year to be 0.35%, or $3.50 per $1,000 of average net assets. The average international small-cap fund had expenses in 2007 of 1.65%, or $16.50 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Plain Talk About Costs of Investing

 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------



Additional Information
--------------------------------------------------------------------------------
Investment Advisor           The Vanguard Group, Inc., Valley Forge, Pa.,
                             since inception
--------------------------------------------------------------------------------
Dividends and Capital Gains  Distributed annually in December
--------------------------------------------------------------------------------
Inception Date               February 27, 2009
--------------------------------------------------------------------------------
Minimum Initial Investment   $5 million
--------------------------------------------------------------------------------
Newspaper Abbreviation       xxxx
--------------------------------------------------------------------------------
Vanguard Fund Number         884
--------------------------------------------------------------------------------
CUSIP Number                 xxxx
--------------------------------------------------------------------------------
Ticker Symbol                Vxxxx
--------------------------------------------------------------------------------

INVESTING IN INDEX FUNDS


What Is Indexing?
Indexing is an investment strategy for tracking the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or short-term bonds.

An index fund holds all, or a representative sample, of the securities that make up its target index. Index funds attempt to mirror the performance of the target index, for better or worse. However, an index fund does not always perform exactly like its target index. For example, like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

Index funds typically have the following characteristics:

- Variety of investments. Most Vanguard index funds generally invest in the securities of a wide variety of companies and industries.

- Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.

- Low cost. Index funds are inexpensive to run compared with actively managed funds. They have low or no research costs and typically keep trading activity--and thus brokerage commissions and other transaction costs--to a minimum.


MORE ON THE FUND


This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that the Fund's investment objective is not fundamental and may be changed without a shareholder vote. Under normal circumstances, the Fund will invest at least 80% of its assets in the stocks that make up its target index. The Fund may change its 80% policy only upon 60 days' notice to shareholders.


Market Exposure
The Fund invests mainly in common stocks of international small-cap companies.

--------------------------------------------------------------------------------
 Plain Talk About International Investing

 U.S. investors who invest abroad will encounter risks not typically associated with U.S. companies, because foreign stock and bond markets operate differently from the U.S. markets. For instance, foreign companies are not subject to the same accounting, auditing, and financial-reporting standards and practices as U.S. companies, and their stocks may not be as liquid as those of similar U.S. firms. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively affect the returns U.S. investors receive from foreign investments.
--------------------------------------------------------------------------------



[FLAG]
The Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, be concentrated in stocks of a particular sector, category, or group of companies. Because the Fund samples its target index, the Fund may underperform the overall stock market. In addition, investments in foreign stock markets can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

To illustrate the volatility of international stock prices, the following table shows the best, worst, and average annual total returns for foreign stock markets over various periods as measured by the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

International Stock Market Returns
(1970-2008)
                     1 Year  5 Years  10 Years  20 Years
----------------------------------------------------------
Best                     xx%      xx%       xx%       xx%
----------------------------------------------------------
Worst                   -xx      -xx        xx        xx
----------------------------------------------------------
Average                  xx       xx        xx        xx
----------------------------------------------------------


The table covers all of the 1-, 5-, 10-, and 20-year periods from 1970 through 2008. These average returns reflect past performance of international stocks; you should not regard them as an indication of future performance of either foreign markets as a whole or the Fund in particular.

Note that the MSCI EAFE Index does not take into account returns for emerging markets, which can be substantially more volatile, and substantially less liquid, than the more developed markets included in the Index. In addition, because the MSCI EAFE Index tracks the European and Pacific developed markets collectively, the returns in the preceding table do not reflect the variability of returns for these markets individually. To illustrate this variability, the following table shows returns for different international markets--as well as for the U.S. market for comparison--from 1999 through 2008, as measured by their respective indexes.

Returns for Various Stock Markets/1/
                                          European                 Pacific                 Emerging                     U.S.
                                         Market/2/               Market/2/               Markets/2/                   Market
-----------------------------------------------------------------------------------------------------------------------------
1999                                         15.89%                  56.65%                   66.41%                   21.04%
-----------------------------------------------------------------------------------------------------------------------------
2000                                         -8.39                  -25.78                   -30.61                    -9.10
-----------------------------------------------------------------------------------------------------------------------------
2001                                        -19.90                  -25.40                    -2.62                   -11.89
-----------------------------------------------------------------------------------------------------------------------------
2002                                        -18.38                   -9.29                    -6.17                   -22.10
-----------------------------------------------------------------------------------------------------------------------------
2003                                         38.54                   38.48                    55.82                    28.68
-----------------------------------------------------------------------------------------------------------------------------
2004                                         20.88                   18.98                    25.55                    10.88
-----------------------------------------------------------------------------------------------------------------------------
2005                                          9.42                   22.64                    34.00                     4.91
-----------------------------------------------------------------------------------------------------------------------------
2006                                         33.72                   12.20                    32.17                    15.79
-----------------------------------------------------------------------------------------------------------------------------
2007                                         13.86                    5.30                    39.39                     5.49
-----------------------------------------------------------------------------------------------------------------------------
2008                                          x.xx                    x.xx                     x.xx                     x.xx
-----------------------------------------------------------------------------------------------------------------------------
1 European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific
  Index; emerging markets returns are measured by the MSCI Emerging Markets Index; and U.S. market returns are measured by the Standard & Poor's 500 Index.
2 Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Keep in mind that these returns reflect past performance of the various indexes; you should not consider them as an indication of future performance of the indexes, or of the Fund in particular.


[FLAG]
The Fund is subject to country/regional risk and currency risk. Country/regional risk is the chance that world events--such as political upheaval, financial troubles, or natural disasters--will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, its performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.


[FLAG]
The Fund is subject to investment style risk, which is the chance that returns from non-U.S. small-capitalization stocks will trail returns from the overall stock market. Historically, non-U.S. small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Stocks of publicly traded companies and funds that invest in stocks are often classified according to market value, or market capitalization. These classifications typically include small-cap, mid-cap, and large-cap. It's important to understand that, for both companies and stock funds, market-capitalization ranges change over time. Also, interpretations of size vary, and there are no "official" definitions of small-, mid-, and large-cap, even among Vanguard fund advisors.

The Fund invests in companies that are smaller and less well-known than larger, more widely held companies. Small companies tend to be more vulnerable to adverse developments than larger companies. Small companies may have limited product lines, markets, or financial resources, or they may depend on a limited management group. Their securities may trade infrequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small companies or less market interest in their securities as compared with larger companies, and it may take longer for the prices of these securities to reflect the full value of their issuers' earnings potential or assets.

Security Selection
The Fund attempts to track the investment performance of a benchmark index consisting of common stocks of international small-cap companies located in developed and emerging countries around the world. The Fund's investment in the Index will be within the capitalization range of the companies included in the FTSE Global Small Cap ex US Index ($xx million to $xxx billion as of October 31,
2008). Historically, these stocks have been more volatile than--and at times have performed quite differently from--large-cap stocks. In the future, the Index's market-capitalization range may be higher or lower, and the Fund's investments may track a different index. Such changes may occur at any time and without notice to Fund shareholders.


[FLAG]
The Fund is subject to emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.


Indexing Strategy. The Fund uses a sampling method of indexing, meaning that the Fund's advisor, using sophisticated computer programs, selects from the target index a representative sample of securities that will resemble the target index in terms of key risk factors and other characteristics. These factors include industry ratings, country ratings, market capitalization, and other financial characteristics of stocks.


[FLAG]
The Fund is subject to index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Index.


Depositary Receipts. The Fund, in most cases, will obtain economic exposure to stocks of its target index (component securities) by investing directly in common stocks. However, the Fund reserves the right to obtain economic exposure to component securities indirectly by purchasing depositary receipts of the component securities. Depositary receipts are securities that are listed on exchanges or quoted in OTC markets in one country, but represent shares of issuers domiciled in another country. Generally, the Fund would hold depositary receipts only when the advisor believes that holding the depositary receipt, rather than the underlying component security, would benefit the Fund. The Fund might opt to hold depositary receipts if the foreign market in which a stock trades does not provide adequate protection to the rights of foreign investors or government regulators place restrictions on the free flow of capital or currency. The Fund treats depositary receipts that represent interests in component securities as component securities for purposes of any requirements related to the percentage of component securities held in the Fund's portfolio.

The FTSE Global Small Cap ex US Index. The FTSE Global Small Cap ex US Index is maintained by FTSE Group (FTSE), a widely known global index provider that currently manages and calculates more than 60,000 indexes daily.


Other Investment Policies and Risks
The Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, if the Fund's agreement with the sponsor of its target index is terminated, or for any other reason determined in good faith by the Fund's board of trustees. In any such instance, the substitute index would measure the same market segment as the current index.

The Fund may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, all of which are types of derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Investments in derivatives may subject the Funds to risks different from, and possibly greater than, those of underlying securities, assets, or market indexes. The Fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

The Fund may enter into forward foreign currency exchange contracts, which are types of derivative contracts, in order to maintain the same currency exposure as its respective index. A forward foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. These contracts, however, would not prevent the Fund's securities from falling in value during foreign market downswings. The Fund may use these contracts to gain currency exposure when investing in stock index futures and to settle trades in a foreign currency.


Cash Management
The Fund's daily cash balance may be invested in one or more Vanguard CMT Funds, which are very low-cost money market funds. When investing in a Vanguard CMT Fund, the Fund bears its proportionate share of the at-cost expenses of the CMT Fund in which it invests.


Temporary Investment Measures
The Fund may temporarily depart from its normal investment policies and strategies when doing so is believed to be in the Fund's best interest, so long as the alternative is consistent with the Fund's investment objective. For instance, the Fund may invest beyond the normal limits in derivatives or ETFs that are consistent with the Fund's objective when those instruments are more favorably priced or provide needed liquidity, as might be the case when the Fund receives large cash flows that it cannot prudently invest immediately.


Purchase and Redemption Fees
The Fund charges a 0.75% fee on purchases of its shares, including shares that you purchase by exchange from another Vanguard fund. Purchases that result from reinvested dividend or capital gains distributions are not subject to the purchase fee. In addition, the Fund charges a 0.75% fee on redemptions of its shares, including shares that you redeem by selling or by exchanging to another Vanguard fund.

Unlike a sales charge or a load paid to a broker or a fund management company, purchase and redemption fee are paid directly to the Fund to offset the costs of buying and selling securities.

See the Fund Profile and Investing With Vanguard for more information about fees.


Frequent Trading or Market-Timing

Background. Some investors try to profit from strategies involving frequent trading of mutual fund shares, such as market-timing. For funds holding foreign securities, investors may try to take advantage of an anticipated difference between the price of the fund's shares and price movements in overseas markets, a practice also known as time-zone arbitrage. Investors also may try to engage in frequent trading of funds holding investments such as small-cap stocks and high-yield bonds. As money is shifted into and out of a fund by a shareholder engaging in frequent trading, a fund incurs costs for buying and selling securities, resulting in increased brokerage and administrative costs. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. In addition, frequent trading may interfere with an advisor's ability to efficiently manage the fund.


Policies to Address Frequent Trading. The Vanguard funds (other than money market funds, short-term bond funds, and Vanguard ETF(TM) Shares) do not knowingly accommodate frequent trading. The board of trustees of each Vanguard fund has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the fund for the costs associated with it. Although there is no assurance that Vanguard will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues:

- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--without notice and regardless of size. For example, a purchase request could be rejected if Vanguard determines that such purchase may negatively affect a fund's operation or performance or because of a history of frequent trading by the investor.

- Each Vanguard fund (other than money market funds, short-term bond funds, and ETF Shares) generally prohibits, except as otherwise noted in the Investing With Vanguard section, an investor's purchases or exchanges into a fund account for 60 calendar days after the investor has redeemed or exchanged out of that fund account.

- Certain Vanguard funds charge shareholders purchase and/or redemption fees on transactions.

See the Investing With Vanguard section of this prospectus for further details on Vanguard's transaction policies.

Each fund (other than money market funds), in determining its net asset value, will, when appropriate, use fair-value pricing, as described in the Share Price section. Fair-value pricing may reduce or eliminate the profitability of certain frequent-trading strategies.

Do not invest with Vanguard if you are a market-timer.


Turnover Rate
Although the Fund normally seeks to invest for the long term, the Fund may sell securities regardless of how long they have been held.


--------------------------------------------------------------------------------
 Plain Talk About Turnover Rate

 Turnover rate gives an indication of how transaction costs, which are not included in the fund's expense ratio, could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income.
--------------------------------------------------------------------------------



THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of 37 investment companies with more than 150 funds holding assets in excess of $xx billion. All of the funds that are members of The Vanguard Group share in the expenses associated with administrative services and business operations, such as personnel, office space, equipment, and advertising.

Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (or in the case of a fund with multiple share classes, each share class of the fund) pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
 Plain Talk About Vanguard's Unique Corporate Structure

 The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by management companies that may be owned by one person, by a private group of individuals, or by public investors who own the management company's stock. The management fees charged by these companies include a profit component over and above the companies' cost of providing services. By contrast, Vanguard provides services to its member funds on an at-cost basis, with no profit component, which helps to keep the funds' expenses low.
--------------------------------------------------------------------------------



INVESTMENT ADVISOR

The Vanguard Group, Inc. (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Fund through its Quantitative Equity Group. As of October 31, 2008, Vanguard served as advisor for approximately $xx billion in assets. Vanguard manages the Fund on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Fund.

For a discussion of why the board of trustees approved the Fund's investment advisory arrangement, see the semiannual report to shareholders covering the fiscal period ended April 30, 2009, which will be available 60 days after that date.

George U. Sauter, Chief Investment Officer and Managing Director of Vanguard. As Chief Investment Officer, he is responsible for the oversight of Vanguard's Quantitative Equity and Fixed Income Groups. The investments managed by these two groups include active quantitative equity funds, equity index funds, active bond funds, index bond funds, stable value portfolios, and money market funds. Since joining Vanguard in 1987, Mr. Sauter has been a key contributor to the development of Vanguard's stock indexing and active quantitative equity investment strategies. He received his A.B. in Economics from Dartmouth College and an M.B.A. in Finance from the University of Chicago.

The managers primarily responsible for the day-to-day management of the Fund are:

Duane F. Kelly, Principal of Vanguard. He has been with Vanguard since 1989; has managed investment portfolios since 1992; and has co-managed the Fund since its inception. Education: B.S., LaSalle University.

Ryan E. Ludt, Principal of Vanguard. He has been with Vanguard since 1997; has managed investment portfolios since 2000; and has co-managed the Fund since its inception. Education: B.S., The Pennsylvania State University.

The Statement of Additional Information provides information about the portfolio manager's compensation, other accounts under management, and ownership of securities in the Fund.


DIVIDENDS, CAPITAL GAINS, AND TAXES

Fund Distributions
The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any net capital gains realized from the sale of its holdings. Distributions generally occur annually in December. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.


--------------------------------------------------------------------------------
 Plain Talk About Distributions

 As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as capital gains from the fund's sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.
--------------------------------------------------------------------------------



Basic Tax Points
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, investors in taxable accounts should be aware of the following basic federal income tax points:

- Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.

- Distributions declared in December--if paid to you by the end of January--are taxable as if received in December.

- Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income. If you are an individual and meet certain holding-period requirements with respect to your Fund shares, you may be eligible for reduced tax rates on "qualified dividend income," if any, distributed by the Fund.

- Any distributions of net long-term capital gains are taxable to you as long-term capital gains, no matter how long you've owned shares in the Fund.

- Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.

- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your tax return.

- Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

The Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that the Fund receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for any amount designated as your portion of the Fund's foreign tax obligations, provided that you meet certain requirements. See your tax advisor or IRS publications for more information.

--------------------------------------------------------------------------------
 Plain Talk About 'Buying a Dividend'

 Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------



General Information

Backup withholding. By law, Vanguard must withhold 28% of any taxable distributions or redemptions from your account if you do not:

- Provide us with your correct taxpayer identification number;

- Certify that the taxpayer identification number is correct; and

- Confirm that you are not subject to backup withholding.

Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.

Foreign investors. Vanguard funds generally are not sold outside the United States, except to certain qualified investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.


Invalid addresses. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.


Tax consequences. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax advisor for detailed information about a fund's tax consequences for you.


SHARE PRICE

Share price, also known as net asset value (NAV), is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Each share class has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party. The values of any mutual fund shares held by a fund are based on the NAVs of the shares. The values of any ETF or closed-end fund shares held by a fund are based on the market value of the shares.

When reliable market quotations are not readily available, securities are priced at their fair value (the amount that the owner might reasonably expect to receive upon the current sale of a security). A fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities.

Fair-value prices are determined by Vanguard according to procedures adopted by the board of trustees. When fair-value pricing is employed, the prices of securities used by a fund to calculate the NAV may differ from quoted or published prices for the same securities.

Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.


INVESTING WITH VANGUARD


This section of the prospectus explains the basics of doing business with Vanguard. Be sure to carefully read each topic that pertains to your relationship with Vanguard. Vanguard reserves the right to change the following policies, without prior notice to shareholders. Please call or check online for current information.

Each fund you hold in an account is a separate "fund account." For example, if you hold three funds in a nonretirement account titled in your own name, two funds in a nonretirement account titled jointly with your spouse, and one fund in an individual retirement account, you have six fund accounts--and this is true even if you hold the same fund in multiple accounts.


Purchasing Shares

Vanguard reserves the right, without prior notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a fund account, or to add to an existing fund account.

Investment minimums may differ for certain categories of investors.


Account Minimums for Institutional Shares

To open and maintain an account.  $5 million.

Vanguard institutional clients may meet the minimum investment amount by aggregating up to three separate accounts within the same Fund. This policy does not apply to clients receiving special administrative services from Vanguard, nor does this policy apply to omnibus accounts maintained by financial intermediaries.


Add to an existing account. By Automatic Investment Plan; $100 by check, exchange, wire, or electronic bank transfer (other than Automatic Investment
Plan).

How to Initiate a Purchase Request
Be sure to check Exchanging Shares, Frequent-Trading Limits, and Other Rules You Should Know before placing your purchase request.


Online. You may open certain types of accounts, request an electronic bank transfer, and make an exchange (using the proceeds from the redemption of shares from one Vanguard fund to simultaneously purchase shares of a different Vanguard fund) through our website at www.vanguard.com if you are a registered user.


By telephone. You may call Vanguard to begin the account registration process or request that the account-opening forms be sent to you. You may also request a purchase of shares by wire, by electronic bank transfer, or by an exchange. See Contacting Vanguard.


By mail. You may send your account registration form and check to open a new fund account at Vanguard. To add to an existing fund account, you may send your check with an Invest-by-Mail form (from your account statement), with a deposit slip (available online), or with a written request. You may also send a written request to Vanguard to make an exchange. For a list of Vanguard addresses, see Contacting Vanguard.


How to Pay For a Purchase

By electronic bank transfer. You may purchase shares of a Vanguard fund through an electronic transfer of money held in a designated bank account. To establish the electronic bank transfer option on an account, you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form. After the option is set up on your account, you can purchase shares by electronic bank transfer on a regular schedule (Automatic Investment Plan) or from time to time. Your purchase request can be initiated online, by telephone, or by mail.


By wire. Wiring instructions vary for different types of purchases. Please call Vanguard for instructions and policies on purchasing shares by wire. See Contacting Vanguard.


By check. You may send a check to make initial or additional purchases to your fund account. Also see How to Initiate a Purchase Request: By mail. Make your check payable to Vanguard and include the appropriate fund number (e.g., Vanguard--xxx). See Contacting Vanguard.


By exchange. You may purchase shares of a Vanguard fund using the proceeds from the simultaneous redemption of shares from another Vanguard fund. You may initiate an exchange online (if you are a registered user of Vanguard.com), by telephone, or by mail. See Exchanging Shares.


Trade Date
The trade date for any purchase request received in good order will depend on the day and time Vanguard receives your request, the manner in which you are paying, and the type of fund you are purchasing. Your purchase will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days the New York Stock Exchange (NYSE) is open for trading (a business day).

For purchases by check into all funds other than money market funds, and for purchases by exchange or wire into all funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

For purchases by check into money market funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the next business day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the second business day following the day Vanguard receives the purchase request. Because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, the trade date will be one business day later than for other funds.

For purchases by electronic bank transfer using an Automatic Investment Plan:
Your trade date generally will be one business day before the date you designated for withdrawal from your bank account.

For purchases by electronic bank transfer not using an Automatic Investment
Plan: If the purchase request is received by Vanguard on a business day before 10 p.m., Eastern time, the trade date will generally be the next business day. If the purchase request is received on a business day after 10 p.m., Eastern time, or on a nonbusiness day, the trade date will be the second business day following the day Vanguard receives the request.

If your purchase request is not accurate and complete, it may be rejected. See Other Rules You Should Know--Good Order.

For further information about purchase transactions, consult our website at www.vanguard.com or see Contacting Vanguard.


Purchase Fees
The Fund charges a purchase fee of 0.75% on all share purchases, including shares purchased by exchange from other Vanguard funds. Purchase fees do not apply to shares purchased through reinvested dividends and capital gains.


Other Purchase Rules You Should Know

Check purchases. All purchase checks must be written in U.S. dollars and must be drawn on a U.S. bank. Vanguard does not accept cash, traveler's checks, or money orders. In addition, Vanguard may refuse "starter checks" and checks that are not made payable to Vanguard.

New accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right, without prior notice, to close your account or take such other steps as we deem reasonable.


Refused or rejected purchase requests. Vanguard reserves the right to stop selling fund shares or to reject any purchase request at any time and without prior notice, including, but not limited to, purchases requested by exchange from another Vanguard fund. This also includes the right to reject any purchase request because of a history of frequent trading by the investor or because the purchase may negatively affect a fund's operation or performance.


Large purchases. Please call Vanguard before attempting to invest a large dollar amount.


No cancellations. Vanguard will not accept your request to cancel any purchase request once processing has begun. Please be careful when placing a purchase request.


Converting Shares

When a conversion occurs, you receive shares of one class in place of shares of another class of the same fund. At the time of conversion, the dollar value of the "new" shares you receive equals the dollar value of the "old" shares that were converted. In other words, the conversion has no effect on the value of your investment in the fund at the time of the conversion. However, the number of shares you own after the conversion may be greater than or less than the number of shares you owned before the conversion, depending on the net asset values of the two share classes.

A conversion between share classes of the same fund is a nontaxable event.


Trade Date
The trade date for any conversion request received in good order will depend on the day and time Vanguard receives your request. Your conversion will be executed using the NAVs of the different share classes on the trade date. NAVs are calculated only on days the NYSE is open for trading (a business day).

For a conversion request (other than a request to convert to ETF Shares) received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. For a conversion request received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day. See Other Rules You Should Know. (Please see Conversion Privilege in the ETF Shares section for information on conversions to ETF Shares.)

Conversions to Institutional Shares
You are eligible for a self-directed conversion from Investor Shares to Institutional Shares of the Fund, provided that your account meets all Institutional Shares' eligibility requirements. Registered users of our website, www.vanguard.com, may request a conversion online, or you may contact Vanguard by telephone or by mail to request this transaction. Accounts that qualify for Institutional Shares will not be automatically converted.

Mandatory Conversions to Investor Shares
If an account no longer meets the balance requirements for Institutional Shares, Vanguard may automatically convert the shares in the account to Investor Shares. A decline in the account balance because of market movement may result in such a conversion. Vanguard will notify the investor in writing before any mandatory conversion occurs.


Redeeming Shares


How to Initiate a Redemption Request
Be sure to check Exchanging Shares, Frequent-Trading Limits, and Other Rules You Should Know before placing your redemption request.


Online. You may redeem shares, request an electronic bank transfer, and make an exchange (the purchase of shares of one Vanguard fund using the proceeds of a simultaneous redemption from another Vanguard fund) through our website at www.vanguard.com if you are a registered user.


By telephone. You may call Vanguard to request a redemption of shares by wire, by electronic bank transfer, by check, or by an exchange. See Contacting Vanguard.


By mail. You may send a written request to Vanguard to redeem from a fund account or to make an exchange. See Contacting Vanguard.


How to Receive Redemption Proceeds

By electronic bank transfer. You may have the proceeds of a fund redemption sent directly to a designated bank account. To establish the electronic bank transfer option on an account, you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form. After the option is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal
Plan) or from time to time. Your redemption request can be initiated online, by telephone, or by mail.


By wire. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions generally are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form. Vanguard generally charges a $5 fee for wire redemptions under $5,000.


By exchange. You may have the proceeds of a Vanguard fund redemption invested directly in shares of another Vanguard fund. You may initiate an exchange online (if you are a registered user of Vanguard.com), by telephone, or by mail.


By check. If you have not chosen another redemption method, Vanguard will mail you a redemption check, normally within two business days of your trade date.


Trade Date
The trade date for any redemption request received in good order will depend on the day and time Vanguard receives your request and the manner in which you are redeeming. Your redemption will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day).

For redemptions by check, exchange, or wire: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

 - Note on timing of wire redemptions from money market funds: For telephone requests received by Vanguard on a business day before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Prime Money Market Fund), the redemption proceeds generally will leave Vanguard by the close of business the same day. For telephone requests received by Vanguard on a business day after those cut-off times, or on a nonbusiness day, and for all requests other than by telephone, the redemption proceeds generally will leave Vanguard by the close of business on the next business day.

 - Note on timing of wire redemptions from bond funds: For requests received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the redemption proceeds generally will leave Vanguard by the close of business on the next business day. For requests received by Vanguard on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the redemption proceeds generally will leave Vanguard by the close of business on the second business day after Vanguard receives the request.

For redemptions by electronic bank transfer using an Automatic Withdrawal Plan:
Your trade date generally will be the date you designated for withdrawal of funds (redemption of shares) from your Vanguard account. Proceeds of redeemed shares generally will be credited to your designated bank account two business days after your trade date. If the date you designated for withdrawal of funds from your Vanguard account falls on a weekend, holiday, or other nonbusiness day, your trade date will be the previous business day.

For redemptions by electronic bank transfer not using an Automatic Withdrawal
Plan: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

If your redemption request is not accurate and complete, it may be rejected. See Other Rules You Should Know--Good Order.

For further information about redemption transactions, consult our website at www.vanguard.com or see Contacting Vanguard.


Redemption Fee
The Fund charges a 0.75% redemption fee. The fee applies if you redeem shares by selling or by exchanging to another Vanguard fund. The fee is withheld from redemption proceeds and is paid directly to the Fund.

Redemption fees will not apply to Vanguard fund account redemptions in the following circumstances: (1) redemptions of shares purchased with reinvested dividend and capital gains distributions; redemptions of shares to pay fund or account fees; redemptions of shares to revoke an IRA within the period of time set forth in the Vanguard Traditional and Roth IRA Disclosure Document or to remove excess shareholder contributions to an IRA; and redemptions from Section 529 college savings plans; (2) share transfers, rollovers, or reregistrations within the same fund; (3) conversions of shares from one share class to another in the same fund; and (4) for a one-year period, shares rolled over to an IRA held at Vanguard from a retirement plan for which Vanguard serves as a recordkeeper*.

In addition, redemption fees will not apply to (1) distributions by shareholders age 701/2 or older from traditional IRAs, rollover IRAs, SEP-IRAs, SIMPLE IRAs, certain Individual Section 403(b)(7) Custodial Accounts, and Vanguard Retirement Plans and Vanguard Individual 401(k) Plans for which Vanguard Fiduciary Trust Company serves as trustee; and (2) distributions by beneficiaries from inherited IRAs, certain Individual Section 403(b)7 Custodial Accounts, and Vanguard Retirement Plans and Vanguard Individual 401(k) Plans for which Vanguard Fiduciary Trust Company serves as trustee.

Also, participants in employer-sponsored defined contribution plans* will not incur redemption fees for the following: exchanges of shares purchased with participant payroll or employer contributions; distributions, loans, and in-service withdrawals from a plan, redemptions or transfers of shares as part of a plan termination or at the direction of the plan; and direct rollovers into IRAs.

Participants will incur redemption fees if, after making an exchange, transfer, or rollover into a fund with a redemption fee, the participant makes a subsequent exchange out of that fund within the redemption-fee period.

If Vanguard does not serve as recordkeeper for your plan, redemption fees may be applied differently. Please read your recordkeeper's plan materials carefully to learn of any other rules or fees that may apply. Also see Frequent-Trading Limits--Accounts Held by Intermediaries for information about the assessment of redemption fees by intermediaries.

* The following Vanguard fund accounts will be subject to redemption fees:
SEP-IRAs, SIMPLE IRAs, certain Section 403(b)(7) accounts, Vanguard Retirement Investment Program pooled plans, and Vanguard Retirement Plans for which Vanguard Fiduciary Trust Company serves as a trustee.


Other Redemption Rules You Should Know

Documentation for certain accounts. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.


Potentially disruptive redemptions. Vanguard reserves the right to pay all or part of a redemption in kind--that is, in the form of securities--if we reasonably believe that a cash redemption would negatively affect the fund's operation or performance or that the shareholder may be engaged in market-timing or frequent trading. Under these circumstances, Vanguard also reserves the right to delay payment of the redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you may avoid in-kind or delayed payment of your redemption. Please see Frequent-Trading Limits for information about Vanguard's policies to limit frequent trading.


Recently purchased shares. Although you can redeem shares at any time, proceeds may not be made available to you until the fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or by electronic bank transfer. If you have written a check on a fund with checkwriting privileges, that check may be rejected if your fund account does not have a sufficient available balance.

Address change. If you change your address online or by telephone, there may be a 15-day restriction on your ability to make online and telephone redemptions. You can request a redemption in writing at any time. Confirmations of address changes are sent to both the old and new addresses.


Payment to a different person or address. At your request, we can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners and may require a signature guarantee. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.


No cancellations. Vanguard will not accept your request to cancel any redemption request once processing has begun. Please be careful when placing a redemption request.


Emergency circumstances. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC.


Exchanging Shares

An exchange occurs when you use the proceeds from the redemption of shares of one Vanguard fund to simultaneously purchase shares of a different Vanguard fund. You can make exchange requests online (if you are a registered user of Vanguard.com), by telephone, or by mail. See Purchasing Shares and Redeeming Shares.

If the NYSE is open for regular trading (a business day) at the time an exchange request is received in good order, the trade date will generally be the same day. See Other Rules You Should Know--Good Order for additional information on all transaction requests.

Please note that Vanguard reserves the right, without prior notice, to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason.


Frequent-Trading Limits

Because excessive transactions can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on frequent trading in the Vanguard funds. Each Vanguard fund (other than money market funds, short-term bond funds, and ETF Shares) limits an investor's purchases or exchanges into a fund account for 60 calendar days after the investor has redeemed or exchanged out of that fund account.

For Vanguard Retirement Investment Program pooled plans, the policy applies to exchanges made online or by phone.

The frequent-trading policy does not apply to the following:

- Purchases of shares with reinvested dividend or capital gains distributions.

- Transactions through Vanguard's Automatic Investment Plan, Automatic Exchange Service, Direct Deposit Service, Automatic Withdrawal Plan, Required Minimum Distribution Service, and Vanguard Small Business Online/(R)/.

- Redemptions of shares to pay fund or account fees.

- Transaction requests submitted by mail to Vanguard from shareholders who hold their accounts directly with Vanguard. (Transaction requests submitted by fax are not mail transactions and are subject to the policy.)

- Transfers and reregistrations of shares within the same fund.

- Purchases of shares by asset transfer or direct rollover.

- Conversions of shares from one share class to another in the same fund.

- Checkwriting redemptions.

- Section 529 college savings plans.

- Certain approved institutional portfolios and asset allocation programs, as well as trades made by Vanguard funds that invest in other Vanguard funds. (Please note that shareholders of Vanguard's funds of funds are subject to the policy.)

For participants in employer-sponsored defined contribution plans*, the frequent-trading policy does not apply to:

- Purchases of shares with participant payroll or employer contributions or loan repayments.

- Purchases of shares with reinvested dividend or capital gains distributions.

- Distributions, loans, and in-service withdrawals from a plan.

- Redemptions of shares as part of a plan termination or at the direction of the plan.

- Automated transactions executed during the first six months of a participant's enrollment in the Vanguard Managed Account Program.

- Redemptions of shares to pay fund or account fees.

- Share or asset transfers or rollovers.

- Reregistrations of shares.

- Conversions of shares from one share class to another in the same fund.

- Exchange requests submitted by mail to Vanguard. (Exchange requests submitted by fax are not mail requests and remain subject to the policy.)

* The following Vanguard fund accounts are subject to the frequent-trading policy: SEP-IRAs, SIMPLE IRAs, certain Section 403(b)(7) accounts, and Vanguard Retirement Plans for which Vanguard Fiduciary Trust Company serves as trustee.


Accounts Held by Institutions (Other Than Defined Contribution Plans)
Vanguard will systematically monitor for frequent trading in institutional clients' accounts. If we detect suspicious trading activity, we will investigate and take appropriate action, which may include applying to a client's accounts the 60-day policy previously described, prohibiting a client's purchases of fund shares, and/or eliminating the client's exchange privilege.


Accounts Held by Intermediaries
When intermediaries establish accounts in Vanguard funds for the benefit of their clients, we cannot always monitor the trading activity of the individual clients. However, we review trading activity at the omnibus level, and if we detect suspicious activity, we will investigate and take appropriate action. If necessary, Vanguard may prohibit additional purchases of fund shares by an intermediary or by an intermediary for the benefit of certain of the intermediary's clients. Intermediaries may also monitor their clients' trading activities with respect to Vanguard funds.

For those Vanguard funds that charge purchase or redemption fees, intermediaries will be asked to assess purchase and redemption fees on shareholder and participant accounts and remit these fees to the funds. The application of purchase and redemption fees and frequent-trading policies may vary among intermediaries. There are no assurances that Vanguard will successfully identify all intermediaries or that intermediaries will properly assess purchase and redemption fees or administer frequent-trading policies. If you invest with Vanguard through an intermediary, please read that firm's materials carefully to learn of any other rules or fees that may apply.


Other Rules You Should Know


Prospectus and Shareholder Report Mailings
Vanguard attempts to eliminate the unnecessary expense of duplicate mailings by sending just one prospectus and/or report when two or more shareholders have the same last name and address. You may request individual prospectuses and reports by contacting our Client Services Department in writing, by telephone, or by e-mail.

Vanguard.com

Registration. If you are a registered user of Vanguard.com, you can use your personal computer to review your account holdings; to buy, sell, or exchange shares of most Vanguard funds; and to perform most other transactions. You must register for this service online.


Electronic delivery. Vanguard can deliver your account statements, transaction confirmations, and fund financial reports electronically. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preference under "Account Profile." You can revoke your electronic consent at any time, and we will begin to send paper copies of these documents within 30 days of receiving your notice.


Telephone Transactions

Automatic. When we set up your account, we'll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.


Tele-Account/(R)/. To conduct account transactions through Vanguard's automated telephone service, you must first obtain a Personal Identification Number (PIN). Call Tele-Account at 800-662-6273 to obtain a PIN, and allow seven days after requesting the PIN before using this service.


Proof of a caller's authority. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account. Before we allow a caller to act on an account, we may request the following information:

- Authorization to act on the account (as the account owner or by legal documentation or other means).

- Account registration and address.

- Fund name and account number, if applicable.

- Other information relating to the caller, the account holder, or the account.


Good Order
We reserve the right to reject any transaction instructions that are not in "good order." Good order generally means that your instructions include:

- The fund name and account number.

- The amount of the transaction (stated in dollars, shares, or percentage).

Written instructions also must include:

- Signatures of all registered owners.

- Signature guarantees, if required for the type of transaction. (Call Vanguard for specific signature-guarantee requirements.)

- Any supporting documentation that may be required.

The requirements vary among types of accounts and transactions.

Vanguard reserves the right, without prior notice, to revise the requirements for good order.


Future Trade-Date Requests
Vanguard does not accept requests to hold a purchase, conversion, redemption, or exchange transaction for a future date. All such requests will receive trade dates as previously described in Purchasing Shares, Converting Shares, and Redeeming Shares. Vanguard reserves the right to return future-dated purchase checks.


Accounts With More Than One Owner
If an account has more than one owner or authorized person, Vanguard will accept telephone or online instructions from any one owner or authorized person.


Responsibility for Fraud
Vanguard will not be responsible for any account losses because of fraud if we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private, and immediately review any account statements that we provide to you. It is important that you contact Vanguard immediately about any transactions you believe to be unauthorized.


Uncashed Checks
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.


Unusual Circumstances
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.


Investing With Vanguard Through Other Firms
You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment advisor. Please consult your financial intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply.

Please see Frequent-Trading Limits--Accounts Held by Intermediaries for information about the assessment of redemption fees and monitoring of frequent trading for accounts held by intermediaries.


Low-Balance Accounts
The Fund reserves the right to convert an investor's Institutional Shares to Investor Shares if the fund account balance falls below the minimum initial investment for any reason, including market fluctuation. Any such conversion will be preceded by written notice to the investor. No purchase or redemption fee will be imposed on share-class conversions.


Right to Change Policies
In addition to the rights expressly stated elsewhere in this prospectus, Vanguard reserves the right to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, conversion, service, or privilege at any time without prior notice; (2) accept initial purchases by telephone; (3) freeze any account and/or suspend account services if Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners, or if we reasonably believe a fraudulent transaction may occur or has occurred; (4) temporarily freeze any account and/or suspend account services upon initial notification to Vanguard of the death of the shareholder until Vanguard receives required documentation in good order; (5) alter, impose, discontinue, or waive any redemption fee, account service fee, or other fees charged to a group of shareholders; and (6) redeem an account or suspend account privileges, without the owner's permission to do so, in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Vanguard management, we reasonably believe they are deemed to be in the best interest of a fund.


Share Classes
Vanguard reserves the right, without prior notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class.


Fund and Account Updates


Confirmation Statements
We will send (or provide online, whichever you prefer) a confirmation of your trade date and the amount of your transaction when you buy, sell, exchange, or convert shares. However, we will not send confirmations reflecting only checkwriting redemptions or the reinvestment of dividend or capital gains distributions. For any month in which you had a checkwriting redemption, a Checkwriting Activity Statement will be sent to you itemizing the checkwriting redemptions for that month. Promptly review each confirmation statement that we provide to you by mail or online. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on a confirmation statement, or Vanguard will consider the transaction properly processed.


Portfolio Summaries
We will send (or provide online, whichever you prefer) quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, redemptions, exchanges, transfers, and conversions for the current calendar year. Promptly review each summary that we provide to you by mail or online. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on the summary, or Vanguard will consider the transaction properly processed.


Tax Statements
For most taxable accounts, we will send annual tax statements to assist you in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs and other retirement plans. Registered users can view these statements online.


Average-Cost Review Statements
For most taxable accounts, average-cost review statements will accompany annual 1099B tax forms. These tax forms show the average cost of shares that you redeemed during the previous calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.


Annual and Semiannual Reports
We will send (or provide online, whichever you prefer) financial reports about Vanguard FTSE All-World ex-US Small-Cap Index Fund twice a year, in June and December. These comprehensive reports include overviews of the financial markets and provide the following specific Fund information:

- Performance assessments and comparisons with industry benchmarks.

- Financial statements with listings of Fund holdings.

Portfolio Holdings
We generally post on our website at www.vanguard.com, in the Portfolio section of the Fund's Portfolio & Management page, a detailed list of the securities held by the Fund as of the most recent calendar-quarter-end. This list is generally updated within 30 days after the end of each calendar quarter. Vanguard may exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Fund. We also generally post the ten largest stock portfolio holdings of the Fund and the percentage of the Fund's total assets that each of these holdings represents, as of the most recent calendar-quarter-end. This list is generally updated within 15 calendar days after the end of each calendar quarter. Please consult the Fund's Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.


CONTACTING VANGUARD

Web
--------------------------------------------------------------------------------------------------------------------
Vanguard.com                                          For the most complete source of Vanguard news
24 hours a day, 7 days a week                         For fund, account, and service information
                                                      For most account transactions
                                                      For literature requests
--------------------------------------------------------------------------------------------------------------------

Phone
--------------------------------------------------------------------------------------------------------------------
Vanguard Tele-Account/(R)/ 800-662-627                For automated fund and account information
(ON-BOARD)                                            For exchange transactions (subject to limitations)
                                                      Toll-free, 24 hours a day, 7 days a week
--------------------------------------------------------------------------------------------------------------------
Investor Information 800-662-7447 (SHIP               For fund and service information
(Text telephone for people with hearing               For literature requests
impairment at 800-952-3335)                           Business hours only: Monday-Friday, 8 a.m. to 10 p.m.,
                                                      Eastern time; Saturday, 9 a.m. to 4 p.m., Eastern time
--------------------------------------------------------------------------------------------------------------------
Client Services 800-662-2739 (CREW)                   For account information
(Text telephone for people with hearing               For most account transactions
impairment at 800-749-7273)                           Business hours only: Monday-Friday, 8 a.m. to 10 p.m.,
                                                      Eastern time; Saturday, 9 a.m. to 4 p.m., Eastern time
--------------------------------------------------------------------------------------------------------------------
Institutional Division                                For information and services for large institutional investors
888-809-8102                                          Business hours only: Monday-Friday, 8:30 a.m. to 9 p.m.,
                                                      Eastern time
--------------------------------------------------------------------------------------------------------------------
Intermediary Sales Support                            For information and services for financial intermediaries
800-997-2798                                          including broker-dealers, trust institutions, insurance
                                                      companies, and financial advisors
                                                      Business hours only: Monday-Friday, 8:30 a.m. to 7 p.m.,
                                                      Eastern time
--------------------------------------------------------------------------------------------------------------------

Vanguard Addresses

Please be sure to use the correct address, depending on your method of delivery. Use of an incorrect address could delay the processing of your transaction.


---------------------------------------------------------------------
Regular Mail (Individuals)         The Vanguard Group
                                   P.O. Box 1110
                                   Valley Forge, PA 19482-1110
----------------------------------------------------------------------
Regular Mail (Institutions)        The Vanguard Group
                                   P.O. Box 2900
                                   Valley Forge, PA 19482-2900
----------------------------------------------------------------------
Registered, Express, or Overnight  The Vanguard Group
                                   455 Devon Park Drive
                                   Wayne, PA 19087-1815
----------------------------------------------------------------------




Fund Number
Please use the specific fund number when contacting us:


                                                    Institutional Shares
-------------------------------------------------------------------------
Vanguard FTSE All-World ex-US Small-Cap Index Fund                   884
--------------------------------------------------------------------------












Vanguard FTSE All-World ex-US Small-Cap Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (FTSE) or by the London Stock Exchange Plc (the Exchange) or by The Financial Times Limited (FT), and neither FTSE nor the Exchange nor FT makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE Global Small Cap ex US Index (the Index) and/or the figure at which the said Index stands at any particular time on any particular day or otherwise. The Index is compiled and calculated by FTSE. However, neither FTSE nor the Exchange nor FT shall be liable (whether in negligence or otherwise) to any person for any error in the Index and neither FTSE nor the Exchange nor FT shall be under any obligation to advise any person of any error therein. "FTSE/(R)/" is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE International Limited under license. "All-World" is a trademark of FTSE International Limited. The Funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For any such funds or securities, the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group and any related funds. S&P 500/(R)/ and Standard & Poor's 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

ETF SHARES


In addition to Institutional Shares, certain Vanguard funds offer a class of shares, known as Vanguard ETF* Shares, that are listed for trading on a national securities exchange. If you own Institutional Shares issued by one of these funds, you may convert those shares to ETF Shares of the same fund.


Note: Vanguard reserves the right to modify or terminate the conversion privilege in the future.

Although ETF Shares represent an investment in the same portfolio of securities as Institutional Shares, they have different characteristics and may appeal to a different group of investors. It is important that you understand the differences before deciding whether to convert your shares to ETF Shares.

The following material summarizes key information about ETF Shares. A separate prospectus with more complete information about ETF Shares is also available. Investors should review that prospectus before deciding whether to convert.


Differences Between ETF Shares and Conventional Mutual Fund Shares
Institutional Shares are "conventional" mutual fund shares; that is, they can be purchased from and redeemed with the issuing fund for cash at a net asset value
(NAV) calculated once a day. ETF Shares, by contrast, cannot be purchased from or redeemed with the issuing fund, except as noted.

An organized secondary trading market is expected to exist for ETF Shares, unlike conventional mutual fund shares, because ETF Shares are listed for trading on a national securities exchange. Investors can purchase and sell ETF Shares on the secondary market through a broker. Secondary-market transactions occur not at NAV, but at market prices that change throughout the day based on the supply of, and demand for, ETF Shares and on changes in the prices of the fund's portfolio holdings.

The market price of a fund's ETF Shares will differ somewhat from the NAV of those shares. The difference between market price and NAV is expected to be small most of the time, but in times of extreme market volatility the difference may become significant.


Buying and Selling ETF Shares
Vanguard ETF Shares must be held in a brokerage account. Therefore, before acquiring ETF Shares, whether through a conversion or an open-market purchase, you must have an account with a broker.





*U.S. Pat. No. 6,879,964 B2; 7,337,138.

You buy and sell ETF Shares in the same way you buy and sell any other exchange-traded security--on the open market, through a broker. In most cases, the broker will charge you a commission to execute the transaction. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of ETF Shares you must purchase. Because open-market transactions occur at market prices, you may pay more than NAV when you buy ETF Shares and receive less than NAV when you sell those shares.

If you own conventional shares of a Vanguard fund that issues ETF Shares, you can convert those shares to ETF Shares of equivalent value--but you cannot convert back. See "Conversion Privilege" for a discussion of the conversion process.

There is one other way to buy and sell ETF Shares. Investors can purchase and redeem ETF Shares directly from the issuing fund at NAV if they do so (1) through certain authorized broker-dealers, (2) in large blocks of shares known as Creation Units, and (3) in exchange for baskets of securities rather than cash. However, because Creation Units will be worth millions of dollars, and because most investors prefer to transact in cash rather than with securities, it is expected that only a limited number of institutional investors will purchase and redeem ETF Shares this way.


Risks
ETF Shares issued by a fund are subject to the same risks as conventional shares of the same fund. ETF Shares also are subject to the following risks:

- The market price of a fund's ETF Shares will vary somewhat from the NAV of those shares. Therefore, you may pay more than NAV when buying ETF Shares and you may receive less than NAV when selling them.

- ETF Shares cannot be redeemed with the Fund, except in Creation Unit aggregations. Therefore, if you no longer wish to own ETF Shares, you must sell them on the open market. Although ETF Shares will be listed for trading on a national securities exchange, it is possible that an active trading market may not be maintained.

- Trading of a fund's ETF Shares on an exchange may be halted if exchange officials deem such action appropriate, if the shares are delisted from the listing exchange, or if the activation of marketwide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Fees and Expenses
When you buy and sell ETF Shares through a brokerage firm, you will pay whatever commissions the firm charges. You also will incur the cost of the "bid-asked spread," which is the difference between the price a dealer will pay for a security and the somewhat higher price at which the dealer will sell the same security. If you convert from conventional shares to ETF Shares, you will not pay a brokerage commission or a bid-asked spread. However, Vanguard charges $50 for each conversion transaction, and your broker may impose its own conversion fees as well.


Account Services
Because you hold ETF Shares through a brokerage account, Vanguard will have no record of your ownership unless you hold the shares through Vanguard Brokerage Services/(R)/ (Vanguard Brokerage). Your broker will service your account. For example, the broker will provide account statements, confirmations of your purchases and sales of ETF Shares, and year-end tax information. The broker also will be responsible for ensuring that you receive shareholder reports and other communications from the fund whose ETF Shares you own. You will receive certain services (e.g., dividend reinvestment and average-cost information) only if your broker offers those services.


Conversion Privilege
Owners of conventional shares issued by the Fund may convert those shares to ETF Shares of equivalent value. Please note that investors who own conventional shares through a 401(k) plan or other employer-sponsored retirement or benefit plan may not convert those shares to ETF Shares. Vanguard imposes a $50 charge on conversion transactions and reserves the right, in the future, to raise or lower the fee and to limit or terminate the conversion privilege. Your broker may charge an additional fee to process a conversion. ETF Shares, whether acquired through a conversion or purchased on the open market, cannot be converted to conventional shares of the same fund. Similarly, ETF Shares of one fund cannot be exchanged for ETF Shares of another fund.

Unless you are an Authorized Participant, you must hold ETF Shares in a brokerage account. Thus, before converting conventional shares to ETF Shares, you must have an existing, or open a new, brokerage account. To initiate a conversion of conventional shares to ETF Shares, please contact your broker.

Please note that upon converting your conventional mutual fund shares to ETF Shares, you will need to select a cost-basis method of accounting for your ETF Shares. Options for your cost-basis method will depend on your historical transaction activity in the conventional shares. Prior to conversion, please consult your tax advisor to identify your options and select a method. You should also contact your broker to ensure that the method you choose is offered by your particular brokerage firm.

Converting conventional shares to ETF Shares generally is accomplished as follows. First, after your broker notifies Vanguard of your request to convert, Vanguard will transfer your conventional shares from your account to the broker's omnibus account with Vanguard (an account maintained by the broker on behalf of all its customers who hold conventional Vanguard fund shares through the broker). After the transfer, Vanguard's records will reflect your broker, not you, as the owner of the shares. Next, your broker will instruct Vanguard to convert the appropriate number or dollar amount of conventional shares in its omnibus account to ETF Shares of equivalent value, based on the respective net asset values of the two share classes.

Your Fund's transfer agent will reflect ownership of all ETF Shares in the name of the Depository Trust Company (DTC). The DTC will keep track of which ETF Shares belong to your broker, and your broker, in turn, will keep track of which ETF Shares belong to you.

Because the DTC is unable to handle fractional shares, only whole shares will be converted. For example, if you owned 300.250 conventional shares, and this was equivalent in value to 90.750 ETF Shares, the DTC account would receive 90 ETF Shares. Conventional shares worth 0.750 ETF Shares (in this example, that would be 2.481 conventional shares) would remain in the broker's omnibus account with Vanguard. Your broker then could either (1) credit your account with 0.750 ETF Shares rather than 2.481 conventional shares, or (2) redeem the 2.481 conventional shares at net asset value, in which case you would receive cash in place of those shares. If your broker chooses to redeem your conventional shares, you will realize a gain or loss on the redemption that must be reported on your tax return (unless you hold the shares in an IRA or other tax-deferred account). Please consult your broker for information on how it will handle the conversion process, including whether it will impose a fee to process a conversion.

If you convert your conventional shares to ETF Shares through Vanguard Brokerage, all conventional shares for which you request conversion will be converted to ETF Shares of equivalent value. Because no fractional shares will have to be sold, the transaction will be 100% tax-free. Vanguard Brokerage does not impose a conversion fee over and above the fee imposed by Vanguard.

Here are some important points to keep in mind when converting conventional shares of a Vanguard fund to ETF Shares:

- The conversion transaction is nontaxable except, as applicable, to the limited extent as previously described.

- The conversion process can take anywhere from several days to several weeks, depending on your broker. Vanguard generally will process conversion requests either on the day they are received or on the next business day. Vanguard imposes conversion blackout windows around the dates when a fund with ETF Shares declares dividends. This is necessary to prevent a shareholder from collecting a dividend from both the conventional share class currently held and also from the ETF share class to which the shares will be converted.

- Until the conversion process is complete, you will remain fully invested in a fund's conventional shares, and your investment will increase or decrease in value in tandem with the net asset value of those shares.

- During the conversion process, you will be able to liquidate all or part of your investment by instructing Vanguard or your broker (depending on who maintains records of your share ownership) to redeem your conventional shares. After the conversion process is complete, you will be able to liquidate all or part of your investment by instructing your broker to sell your ETF Shares.

GLOSSARY OF INVESTMENT TERMS


Active Management. An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.


Authorized Participant. Institutional investors that are permitted to purchase Creation Units directly from, and redeem Creation Units directly with, the fund. To be an Authorized Participant, an entity must be a participant in the Depository Trust Company and must enter into an agreement with the fund's Distributor.


Bid-Asked Spread. The difference between what a buyer is willing to bid (pay) for a security and the seller's asking (offer) price.


Capital Gains Distribution. Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.


Cash Investments. Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.


Circuit Breaker. A rule that requires a halt in trading in the U.S. stock markets for a specific period of time when the Dow Jones Industrial Average declines by a specified percentage during the course of a trading day.


Common Stock. A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.


Creation Unit. A large block of a specified number of ETF Shares. Authorized Participants may purchase and redeem ETF Shares from the fund only in Creation Unit-size aggregations.


Dividend Distribution. Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.


Expense Ratio. The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management expenses--such as advisory fees, account maintenance, reporting, accounting, legal, and other administrative expenses--and any 12b-1 distribution fees. It does not include the transaction costs of buying and selling portfolio securities.


Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund's investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Capitalization. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.


Passive Management. A low-cost investment strategy in which a mutual fund attempts to track--rather than outperform--a specified market benchmark or "index"; also known as indexing.


Principal. The face value of a debt instrument or the amount of money put into an investment.


Securities. Stocks, bonds, money market instruments, and other investment vehicles.


Total Return. A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.


Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.


Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

This page intentionally left blank.

                                                     [SHIP LOGO  VANGUARD(R)]
                                                     Institutional Division
                                                     P.O. Box 2900
                                                     Valley Forge, PA 19482-2900

CONNECT WITH VANGUARD/(R)/ > www.vanguard.com

For More Information
If you would like more information about Vanguard FTSE All-World ex-US Small-Cap Index Fund, the following documents are available free upon request:

Annual/Semiannual Reports to Shareholders
Additional information about the Fund's investments will be available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI)
The SAI provides more detailed information about the Fund.

The current SAI is incorporated by reference into (and is thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report (once available) or the SAI, or to request additional information about the Fund or other Vanguard funds, please visit www.vanguard.com or contact us as follows:

If you are an individual investor:
The Vanguard Group
Investor Information Department
P.O. Box 2900
Valley Forge, PA 19482-2900
Telephone: 800-662-7447 (SHIP); Text telephone for people with hearing impairment: 800-952-3335

If you are a client of Vanguard's Institutional Division:
The Vanguard Group
Institutional Investor Information Department
P.O. Box 2900
Valley Forge, PA 19482-2900
Telephone: 888-809-8102; Text telephone for people with hearing impairment: 800-952-3335

If you are a current Vanguard shareholder and would like information about your account, account transactions, and/or account statements, please call:

Client Services Department
Telephone: 800-662-2739 (CREW); Text telephone for people with hearing impairment: 800-749-7273

Information Provided by the Securities and Exchange Commission (SEC)
You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 202-551-8090. Reports and other information about the Fund are also available in the EDGAR database on the SEC's Internet site at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Fund's Investment Company Act file number: 811-5972

(C) 2009 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

I884 022009

                                                        [SHIP LOGO  VANGUARD(R)]


VANGUARD FTSE ALL-WORLD EX-US
SMALL-CAP ETF PROSPECTUS

Subject to Completion. Preliminary Prospectus dated December 11, 2008


February 27, 2009

Exchange-traded fund shares that are not individually redeemable


Information contained in this prospectus is subject to completion or amendment. A registration statement for Vanguard FTSE All-World ex-US Small-Cap Index Fund has been filed with the U.S. Securities and Exchange Commission but has not yet become effective.

Shares of Vanguard FTSE All-World ex-US Small-Cap Index Fund may not be sold, nor may offers to buy be accepted, prior to the time the registration statement becomes effective. This communication shall not constitute an offer to sell, nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state.



This is the Fund's initial prospectus, so it contains no performance data.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS
--------------------------------------------------------------------------------
ETF Profile                              1
--------------------------------------------------------------------------------
Investing in Vanguard ETF Shares         6
--------------------------------------------------------------------------------
More on the Fund and ETF Shares          8
--------------------------------------------------------------------------------
 The Fund and Vanguard                  21
--------------------------------------------------------------------------------
 Investment Advisor                     21
--------------------------------------------------------------------------------
 Dividends, Capital Gains, and Taxes    22
--------------------------------------------------------------------------------
 Daily Pricing                          24
--------------------------------------------------------------------------------
Glossary of Investment Terms            26
--------------------------------------------------------------------------------




A Note to Retail Investors
Vanguard ETF Shares can be purchased directly from the issuing Fund only in exchange for a basket of securities that is expected to be worth several million dollars. Most individual investors, therefore, will not be able to purchase ETF Shares directly from the Fund. Instead, these investors will purchase ETF Shares on the secondary market with the assistance of a broker. Thus, some of the information contained in this prospectus--such as information about purchasing and redeeming ETF Shares from the Fund and references to transaction fees imposed on purchases and redemptions--is not relevant to most individual investors.


An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

ETF PROFILE--VANGUARD FTSE ALL-WORLD EX-US SMALL-CAP ETF

The following profile summarizes key features of Vanguard FTSE All-World ex-US Small-Cap ETF, an exchange-traded class of shares issued by Vanguard FTSE All-World ex-US Small-Cap Index Fund.


Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of international small-cap companies.


Primary Investment Strategies
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the FTSE Global Small Cap ex US Index, a free-float- adjusted, market-capitalization-weighted index designed to measure equity market performance of international small-capitalization stocks. The Index includes approximately 3,300 stocks of companies located in 47 countries, including both developed and emerging markets. As of September 30, 2008, the largest markets covered in the Index were the United Kingdom, Japan, Canada, France, and Switzerland (which made up approximately 18%, 13%, 12%, 5%, and 4%, respectively, of the Index's market capitalization). The Fund attempts to sample the target index by holding a representative sample of securities that resembles the full Index in terms of key risk factors and other characteristics. These factors include industry ratings, country ratings, market capitalization, and other financial characteristics of stocks. The Fund holds approximately 1,500 stocks of the 3,300 contained within the Index. For additional information on the Fund's investment strategies, please see More on the Fund and ETF Shares.


Primary Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, be concentrated in stocks of a particular sector, category, or group of companies. Because the Fund samples its target index, the Fund may underperform the overall stock market. In addition, investments in foreign stock markets can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

- Country/regional risk, which is the chance that world events--such as political upheaval, financial troubles, or natural disasters--will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, its performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

- Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

- Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

- Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Index.

- Investment style risk, which is the chance that returns from non-U.S. small-capitalization stocks will trail returns from the overall stock market. Historically, non-U.S. small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

- FTSE All-World ex-US Small-Cap ETF Shares are listed for trading on NYSE Arca and can be bought and sold on the secondary market at market prices. Although it is expected that the market price of a FTSE All-World ex-US Small-Cap ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy FTSE All-World ex-US Small-Cap ETF Shares on the secondary market, and you may receive less than NAV when you sell those shares.

- Although FTSE All-World ex-US Small-Cap ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

- Trading of FTSE All-World ex-US Small-Cap ETF Shares on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if FTSE All-World ex-US Small-Cap ETF Shares are delisted from NYSE Arca, or if the activation of marketwide "circuit breakers" halts stock trading generally.

Performance/Risk Information
The Fund began operations on February 27, 2009, so performance information is not yet available.


Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of Vanguard FTSE All-World ex-US Small-Cap Index Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. However, these costs are reflected in investment performance figures. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year. The Fund has no operating history; actual operating expenses could be different.


Shareholder Fees
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Purchases                             None
--------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Reinvested Dividends                  None
--------------------------------------------------------------------------------
Transaction Fee on Purchases and Redemptions                         xx/1/
--------------------------------------------------------------------------------

Annual Fund Operating Expenses
(Expenses deducted from the Fund's assets)
--------------------------------------------------------------------------------
Management Expenses                                                  0.xx%
--------------------------------------------------------------------------------
12b-1 Distribution Fee                                               None
--------------------------------------------------------------------------------
Other Expenses                                                       0.xx%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                 0.38%
--------------------------------------------------------------------------------
1 An additional fee may be charged on the cash portion of any creation
  (purchase) or redemption transaction. Please see "Purchasing Vanguard ETF Shares From the Issuing Fund." The Fund reserves the right to exempt investors providing seed capital from the purchase transaction fee.

  An investor buying or selling FTSE All-World ex-US Small-Cap ETF Shares on the secondary market will pay a commission to his or her broker in an amount established by the broker. An investor converting to FTSE All-World ex-US Small-Cap ETF Shares will pay a $50 conversion fee to Vanguard; in addition, the broker may impose a conversion fee of its own.

The following example is intended to help retail investors compare the cost of investing in FTSE All-World ex-US Small-Cap ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in FTSE All-World ex-US Small-Cap ETF. This example assumes that FTSE All-World ex-US Small-Cap ETF Shares provide a return of 5% a year and that operating expenses match our estimates. This example does not include the brokerage commissions that retail investors will pay to buy and sell FTSE All-World ex-US Small-Cap ETF Shares. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.


1 Year        3 Years
----------------------------
$xx           $xx
----------------------------


The value of a FTSE All-World ex-US Small-Cap ETF Creation Unit as of the date of this prospectus was approximately $xx million. Assuming an investment of $xx million, payment of the standard $xx transaction fee applicable to both the purchase and redemption of the Creation Unit, a 5% return each year, and no change in operating expenses, the total costs of holding a FTSE All-World ex-US Small-Cap ETF Creation Unit would be $xx if the Creation Unit were redeemed after one year and $xx if redeemed after three years.


These examples should not be considered to represent actual expenses or performance for the future.


--------------------------------------------------------------------------------
 Plain Talk About Fund Expenses

 All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. We expect Vanguard FTSE All-World ex-US Small-Cap ETF Shares' expense ratio for the current fiscal year to be 0.38%, or $3.80 per $1,000 of average net assets. The average international small-cap fund had expenses in 2007 of 1.65%, or $16.50 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry).
 Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Plain Talk About Costs of Investing

 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------



Additional Information
--------------------------------------------------------------------------------

Investment Advisor               The Vanguard Group, Inc., Valley Forge, Pa.,
                                 since inception
--------------------------------------------------------------------------------
Dividends and Capital Gains      Distributed annually in December
--------------------------------------------------------------------------------
Inception Date                   Investor Shares--February 27, 2009
                                 ETF Shares--February 27, 2009
--------------------------------------------------------------------------------
Number of FTSE All-World ex-US   xx,000
ETF Shares in a Creation Unit
--------------------------------------------------------------------------------
Vanguard Fund Number             3184
--------------------------------------------------------------------------------
CUSIP Number                     xxxx
--------------------------------------------------------------------------------
NYSE Arca Ticker Symbol          xxxx
--------------------------------------------------------------------------------

INVESTING IN VANGUARD ETF(TM) SHARES


What Are Vanguard ETF Shares?
Vanguard ETF Shares are an exchange-traded class of shares issued by certain Vanguard mutual funds. ETF Shares represent an interest in the portfolio of stocks or bonds held by the issuing fund. This prospectus describes FTSE All-World ex-US Small-Cap ETF, a class of shares issued by Vanguard FTSE All-World ex-US Small-Cap Index Fund. In addition to ETF Shares, the Fund offers two conventional (not exchange-traded) classes of shares. This prospectus, however, relates only to ETF Shares.


How Are Vanguard ETF Shares Different From Conventional Mutual Fund Shares? Conventional mutual fund shares are bought from and redeemed with the issuing fund for cash at an NAV typically calculated once a day. ETF Shares, by contrast, cannot be purchased from or redeemed with the issuing fund except by or through Authorized Participants (defined below), and then only for an in-kind basket of securities.

An organized secondary trading market is expected to exist for ETF Shares, unlike conventional mutual fund shares, because ETF Shares are listed for trading on a national securities exchange. Investors can purchase and sell ETF Shares on the secondary market through a broker. Secondary-market transactions occur not at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, ETF Shares and on changes in the prices of the fund's portfolio holdings.

The market price of a fund's ETF Shares will differ somewhat from the NAV of those shares. The difference between market price and NAV is expected to be small most of the time, but in times of extreme market volatility the difference may become significant.


How Do I Buy and Sell Vanguard ETF Shares?
Vanguard funds issue and redeem ETF Shares only in large blocks of shares known as "Creation Units." To purchase or redeem a Creation Unit, you must be an Authorized Participant or you must trade through a broker that is an Authorized Participant. An Authorized Participant is a participant in the Depository Trust Company that has executed a Participant Agreement with the fund's Distributor. Vanguard will provide a list of Authorized Participants upon request. Because Creation Units can be purchased only in exchange for a basket of securities likely to cost millions of dollars, it is expected that only a limited number of institutional investors will purchase and redeem ETF Shares directly with an issuing fund.

Investors who cannot afford to purchase a Creation Unit can acquire ETF Shares in one of two ways. If you own conventional shares of a stock fund that issues ETF Shares, you can, for a fee, convert those shares to ETF Shares of equivalent value. For more information about the conversion privilege, see "Conversion Privilege" under More on the Fund and ETF Shares. In addition, any investor can purchase ETF Shares on the secondary market through a broker. ETF Shares are publicly traded on a national securities exchange. To acquire ETF Shares through either means, you must have a brokerage account. For information about acquiring ETF Shares through conversion of conventional shares or through a secondary-market purchase, please contact your broker. If you want to sell ETF Shares, you must do so through your broker; ETF Shares cannot be converted back to conventional shares.

When you buy or sell ETF Shares on the secondary market, your broker will charge a commission. You will also incur the cost of the "bid-asked spread," which is the difference between the price a dealer will pay for a security and the somewhat higher price at which the dealer will sell the same security. In addition, because secondary-market transactions occur at market prices, you may pay more than NAV when you buy ETF Shares, and receive less than NAV when you sell those shares.

MORE ON THE FUND AND ETF SHARES


The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Under normal circumstances, the Fund will invest at least 80% of its assets in the stocks that make up its target index. The Fund may change its 80% policy only upon 60 days' notice to shareholders. Note that the Fund's investment objective is not fundamental and may be changed without a shareholder vote.


Market Exposure
The Fund invests mainly in common stocks of international small-cap companies.


--------------------------------------------------------------------------------
 Plain Talk About International Investing

 U.S. investors who invest abroad will encounter risks not typically associated with U.S. companies, because foreign stock and bond markets operate differently from the U.S. markets. For instance, foreign companies are not subject to the same accounting, auditing, and financial-reporting standards and practices as U.S. companies, and their stocks may not be as liquid as those of similar U.S. firms. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively affect the returns U.S. investors receive from foreign investments.
--------------------------------------------------------------------------------



[FLAG]
The Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, be concentrated in stocks of a particular sector, category, or group of companies. Because the Fund samples its target index, the Fund may underperform the overall stock market. In addition, investments in foreign stock markets can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

To illustrate the volatility of international stock prices, the following table shows the best, worst, and average annual total returns for foreign stock markets over various periods as measured by the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

International Stock Market Returns
(1970-2008)
                     1 Year  5 Years  10 Years  20 Years
----------------------------------------------------------
Best                     xx%      xx%       xx%       xx%
----------------------------------------------------------
Worst                   -xx      -xx        xx        xx
----------------------------------------------------------
Average                  xx       xx        xx        xx
----------------------------------------------------------


The table covers all of the 1-, 5-, 10-, and 20-year periods from 1970 through 2008. These average returns reflect past performance of international stocks; you should not regard them as an indication of future performance of either foreign markets as a whole or ETF Shares in particular.

Note that the MSCI EAFE Index does not take into account returns for emerging markets, which can be substantially more volatile, and substantially less liquid, than the more developed markets included in the Index. In addition, because the MSCI EAFE Index tracks the European and Pacific developed markets collectively, the returns in the preceding table do not reflect the variability of returns for these markets individually. To illustrate this variability, the following table shows returns for different international markets--as well as for the U.S. market for comparison--from 1999 through 2008 as measured by their respective indexes.

Returns for Various Stock Markets/1/
                                          European                 Pacific                 Emerging                     U.S.
                                         Market/2/               Market/2/               Markets/2/                   Market
-----------------------------------------------------------------------------------------------------------------------------
1999                                         15.89%                  56.65%                   66.41%                   21.04%
-----------------------------------------------------------------------------------------------------------------------------
2000                                         -8.39                  -25.78                   -30.61                    -9.10
-----------------------------------------------------------------------------------------------------------------------------
2001                                        -19.90                  -25.40                    -2.62                   -11.89
-----------------------------------------------------------------------------------------------------------------------------
2002                                        -18.38                   -9.29                    -6.17                   -22.10
-----------------------------------------------------------------------------------------------------------------------------
2003                                         38.54                   38.48                    55.82                    28.68
-----------------------------------------------------------------------------------------------------------------------------
2004                                         20.88                   18.98                    25.55                    10.88
-----------------------------------------------------------------------------------------------------------------------------
2005                                          9.42                   22.64                    34.00                     4.91
-----------------------------------------------------------------------------------------------------------------------------
2006                                         33.72                   12.20                    32.17                    15.79
-----------------------------------------------------------------------------------------------------------------------------
2007                                         13.86                    5.30                    39.39                     5.49
-----------------------------------------------------------------------------------------------------------------------------
2008                                          x.xx                    x.xx                     x.xx                     x.xx
-----------------------------------------------------------------------------------------------------------------------------
1 European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific
  Index; emerging markets returns are measured by the MSCI Emerging Markets Index; and U.S. market returns are measured by the Standard & Poor's 500 Index.
2 Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.



Keep in mind that these returns reflect past performance of the various indexes; you should not consider them as an indication of future performance of the indexes, or of the Fund in particular.


[FLAG]
The Fund is subject to country/regional risk and currency risk. Country/regional risk is the chance that world events--such as political upheaval, financial troubles, or natural disasters--will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, its performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.


[FLAG]
The Fund is subject to investment style risk, which is the chance that returns from non-U.S. small-capitalization stocks will trail returns from the overall stock market. Historically, non-U.S. small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Stocks of publicly traded companies and funds that invest in stocks are often classified according to market value, or market capitalization. These classifications typically include small-cap, mid-cap, and large-cap. It's important to understand that, for both companies and stock funds, market-capitalization ranges change over time. Also, interpretations of size vary, and there are no "official" definitions of small-, mid-, and large-cap, even among Vanguard fund advisors.

The Fund invests in companies that are smaller and less well-known than larger, more widely held companies. Small companies tend to be more vulnerable to adverse developments than larger companies. Small companies may have limited product lines, markets, or financial resources, or they may depend on a limited management group. Their securities may trade infrequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small companies or less market interest in their securities as compared with larger companies, and it may take longer for the prices of these securities to reflect the full value of their issuers' earnings potential or assets.


Security Selection
The Fund attempts to track the investment performance of a benchmark index consisting of common stocks of international small-cap companies located in developed and emerging countries around the world. The Fund's investment in the Index will be within the capitalization range of the companies included in the FTSE Global Small Cap ex US Index ($xx million to $xxx billion as of October 31,
2008). Historically, these stocks have been more volatile than--and at times have performed quite differently from--large-cap stocks. In the future, the Index's market-capitalization range may be higher or lower, and the Fund's investments may track a different index. Such changes may occur at any time and without notice to Fund shareholders.


[FLAG]
The Fund is subject to emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.


Indexing Strategy. The Fund uses a sampling method of indexing, meaning that the Fund's advisor, using sophisticated computer programs, selects from the target index a representative sample of securities that will resemble the target index in terms of key risk factors and other characteristics. These factors include industry ratings, country ratings, market capitalization, and other financial characteristics of stocks.


[FLAG]
The Fund is subject to index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Index.

Depositary Receipts. The Fund, in most cases, will obtain economic exposure to stocks of its target index (component securities) by investing directly in common stocks. However, the Fund reserves the right to obtain economic exposure to component securities indirectly by purchasing depositary receipts of the component securities. Depositary receipts are securities that are listed on exchanges or quoted in OTC markets in one country, but represent shares of issuers domiciled in another country. Generally, the Fund would hold depositary receipts only when the advisor believes that holding the depositary receipt, rather than the underlying component security, would benefit the Fund. The Fund might opt to hold depositary receipts if the foreign market in which a stock trades does not provide adequate protection to the rights of foreign investors or government regulators place restrictions on the free flow of capital or currency. The Fund treats depositary receipts that represent interests in component securities as component securities for purposes of any requirements related to the percentage of component securities held in the Fund's portfolio.


The FTSE Global Small Cap ex US Index. The FTSE Global Small Cap ex US Index is maintained by FTSE Group (FTSE), a widely known global index provider that currently manages and calculates more than 60,000 indexes daily.


Other Investment Policies and Risks
The Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, if the Fund's agreement with the sponsor of its target index is terminated, or for any other reason determined in good faith by the Fund's board of trustees. In any such instance, the substitute index would measure the same market segment as the current index.

The Fund may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, all of which are types of derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Investments in derivatives may subject the Funds to risks different from, and possibly greater than, those of underlying securities, assets, or market indexes. The Fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

The Fund may enter into forward foreign currency exchange contracts, which are types of derivative contracts, in order to maintain the same currency exposure as its respective index. A forward foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. These contracts, however, would not prevent the Fund's securities from falling in value during foreign market downswings. The Fund may use these contracts to gain currency exposure when investing in stock index futures and to settle trades in a foreign currency.


Cash Management
The Fund's daily cash balance may be invested in one or more Vanguard CMT Funds, which are very low-cost money market funds. When investing in a Vanguard CMT Fund, the Fund bears its proportionate share of the at-cost expenses of the CMT Fund in which it invests.


Temporary Investment Measures
The Fund may temporarily depart from its normal investment policies and strategies when doing so is believed to be in the Fund's best interest, so long as the alternative is consistent with the Fund's investment objective. For instance, the Fund may invest beyond the normal limits in derivatives or ETFs that are consistent with the Fund's objective when those instruments are more favorably priced or provide needed liquidity, as might be the case when the Fund receives large cash flows that it cannot prudently invest immediately.


Special Risks of Exchange-Traded Shares

[FLAG]
ETF Shares are not individually redeemable. They can be redeemed with the issuing Fund at NAV only in large blocks known as Creation Units. You would incur brokerage costs in purchasing enough ETF Shares to constitute a Creation Unit.


[FLAG]
The market price of ETF Shares may differ from NAV. Vanguard ETF Shares are listed for trading on a national securities exchange and can be bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when you buy ETF Shares on the secondary market, and you may receive less than NAV when you sell those shares.


The market price of ETF Shares, like the price of any exchange-traded security, includes a "bid-asked spread" charged by the exchange specialist and other market-makers that cover the particular security. In times of severe market disruption, the bid-asked spread can increase significantly. This means that ETF Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest, when the price of ETF Shares is falling fastest--and this may be the time that you most want to sell ETF Shares.

Note: Vanguard's website will show the prior day's closing NAV and closing market price for the Fund's ETF Shares. The website also will disclose how frequently the Fund's ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.


[FLAG]
An active trading market may not exist. Although Vanguard ETF Shares are listed on a national securities exchange, it is possible that an active trading market may not be maintained.


[FLAG]
Trading may be halted. Trading of Vanguard ETF Shares on a national securities exchange will be halted whenever trading in equity securities generally is halted by the activation of marketwide "circuit breakers," which are tied to large decreases in the Dow Jones Industrial Average. Trading of ETF Shares also will be halted if (1) the shares are delisted from the listing exchange without first being listed on another exchange, or (2) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.


Note: If trading of ETF Shares on the listing exchange is halted, eligible investors (see the following section) will still be able to purchase Creation Units of ETF Shares directly from the issuing Fund and redeem such units with the Fund.


Purchasing Vanguard ETF Shares From the Issuing Fund
You can purchase ETF Shares from the issuing Fund if you meet the following criteria and comply with the following procedures:

- Eligible Investors. To purchase ETF Shares from the Fund, you must be an Authorized Participant or you must purchase through a broker that is an Authorized Participant. An Authorized Participant is a participant in the Depository Trust Company (DTC) that has executed a Participant Agreement with the Fund's Distributor. Most Authorized Participants are expected to be brokerage firms.

- Creation Units. You must purchase ETF Shares in large blocks known as "Creation Units." The number of ETF Shares in a Creation Unit is xxx,000. The Fund will not issue fractional Creation Units.

- In-Kind Creation Basket. To purchase a Creation Unit-size block of ETF Shares, you must deposit with the issuing Fund a basket of securities. Each business day, after the close of trading on the exchange, the Fund's advisor will make available, on the National Securities Clearing Corporation (NSCC) bulletin board, a list identifying the name and number of shares of each security to be included in the next business day's creation basket (each, a Deposit Security). The Fund reserves the right to permit or require purchasers to tender a nonconforming creation basket, including a basket that contains cash in lieu of any Deposit Security. A portion of the Fund's creation basket may include American Depositary Receipts (ADRs).

- Cash Purchases. The Funds reserve the right to require cash rather than in-kind securities in certain markets. As of the date of this prospectus, cash will be required for securities traded in Brazil, Chile, India, Malaysia, South Korea, and Taiwan.

- Purchase Balancing Amount. In addition to the in-kind deposit of securities, you will either pay to, or receive from, the Fund an amount of cash (the Purchase Balancing Amount) equal to the difference between the NAV of a Creation Unit and the value of the Deposit Securities. The Purchase Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit. The Fund's advisor will publish, on a daily basis, information about the previous day's Purchase Balancing Amount. You also must pay a transaction fee in cash. The Purchase Balancing Amount and the transaction fee, taken together, are referred to as the "Cash Component."

- Placement and Timing of Purchase Orders. A purchase order must be received by the Fund's Distributor prior to the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the day the order is placed, and all other procedures set forth in the Participant Agreement must be followed, in order for you to receive the NAV determined on that day.

- Transaction Fee on Purchase of Creation Units. The Fund imposes a transaction fee in the amount of $xx,000 on each purchase of Creation Units, regardless of the number of units purchased. When cash is included in the creation basket in lieu of one or more securities, the Fund may impose an additional transaction fee in an amount not to exceed 2% of the cash-in-lieu amount. The transaction fee (paid to the Fund, not to Vanguard or a third party) protects existing shareholders of the Fund from the costs associated with issuing Creation Units and investing cash.


Redeeming Vanguard ETF Shares With the Issuing Fund
The redemption process is essentially the reverse of the purchase process.

- Eligible Investors. To redeem ETF Shares with the Fund, you must be an Authorized Participant or you must redeem through a broker that is an Authorized Participant.

- Creation Units. To redeem ETF Shares with the Fund, you must tender the shares in Creation Unit-size blocks.

- In-Kind Redemption Proceeds. Redemption proceeds will be paid in kind with a basket of securities (Redemption Securities). In most cases, the Redemption Securities you receive will be the same as the Deposit Securities required of investors purchasing Creation Units on the same day. There will be times, however, when the Deposit and Redemption Securities differ. The name and number of the Redemption Securities in the redemption basket will be available on the NSCC bulletin board. The Fund reserves the right to deliver a nonconforming redemption basket.

- Redemption Balancing Amount. Depending on whether the NAV of a Creation Unit is higher or lower than the value of the Redemption Securities, you will either receive from or pay to the Fund a Redemption Balancing Amount in cash. If you are due to receive a Redemption Balancing Amount, the amount you actually receive will be reduced by the amount of the applicable transaction fee.

- Cash Redemptions. The Funds may redeem in cash rather than in kind in certain markets. As of the date of this prospectus, cash redemptions will be made for securities traded in Brazil, Chile, India, Malaysia, South Korea, and Taiwan.

- Placement and Timing of Redemption Orders. A redemption order is deemed received on the date of transmittal if it is received by Vanguard prior to the close of regular trading on the New York Stock Exchange on that date (generally 4 p.m., Eastern time), and if all other procedures set forth in the Participation Agreement are followed.

- Transaction Fee on Redemption of Creation Units. The Fund imposes a transaction fee in the amount of $xx,000 on each redemption of Creation Units, regardless of the number of units redeemed. When cash is included in the redemption basket in lieu of one or more securities, the Fund may impose an additional transaction fee in an amount not to exceed 2% of the cash-in-lieu amount. As with the transaction fee on purchases, the transaction fee on redemptions (paid to the Fund, not to Vanguard or a third party) protects existing shareholders of the Fund from the costs associated with redeeming Creation Units and liquidating securities to generate cash.


Purchasing and Selling Vanguard ETF Shares on the Secondary Market
You can buy and sell ETF Shares on the secondary market in the same way you buy and sell any other exchange-traded security--through a broker. In most cases, the broker will charge you a commission to execute the transaction. The price at which you buy or sell ETF Shares (i.e., the market price) may be more or less than the NAV of the shares. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of ETF Shares you must buy.


Conversion Privilege
Owners of conventional shares issued by the Fund may convert those shares to ETF Shares of equivalent value. Please note that investors who own conventional shares through a 401(k) plan or other employer-sponsored retirement or benefit plan may not convert those shares to ETF Shares. Vanguard imposes a $50 charge on conversion transactions and reserves the right, in the future, to raise or lower the fee and to limit or terminate the conversion privilege. Your broker may charge an additional fee to process a conversion. ETF Shares, whether acquired through a conversion or purchased on the open market, cannot be converted to conventional shares of the same fund. Similarly, ETF Shares of one fund cannot be exchanged for ETF Shares of another fund.

Unless you are an Authorized Participant, you must hold ETF Shares in a brokerage account. Thus, before converting conventional shares to ETF Shares, you must have an existing, or open a new, brokerage account. To initiate a conversion of conventional shares to ETF Shares, please contact your broker.

Please note that upon converting your conventional mutual fund shares to ETF Shares, you will need to select a cost-basis method of accounting for your ETF Shares. Options for your cost-basis method will depend on your historical transaction activity in the conventional shares. Prior to conversion, please consult your tax advisor to identify your options and select a method. You should also contact your broker to ensure that the method you choose is offered by your particular brokerage firm.

Converting conventional shares to ETF Shares generally is accomplished as follows. First, after your broker notifies Vanguard of your request to convert, Vanguard will transfer your conventional shares from your account to the broker's omnibus account with Vanguard (an account maintained by the broker on behalf of all its customers who hold conventional Vanguard fund shares through the broker). After the transfer, Vanguard's records will reflect your broker, not you, as the owner of the shares. Next, your broker will instruct Vanguard to convert the appropriate number or dollar amount of conventional shares in its omnibus account to ETF Shares of equivalent value, based on the respective NAVs of the two share classes.

Your Fund's transfer agent will reflect ownership of all ETF Shares in the name of the DTC. The DTC will keep track of which ETF Shares belong to your broker, and your broker, in turn, will keep track of which ETF Shares belong to you.

Because the DTC is unable to handle fractional shares, only whole shares will be converted. For example, if you owned 300.250 conventional shares, and this was equivalent in value to 90.750 ETF Shares, the DTC account would receive 90 ETF Shares. Conventional shares worth 0.750 ETF Shares (in this example, that would be 2.481 conventional shares) would remain in the broker's omnibus account with Vanguard. Your broker then could either (1) credit your account with 0.750 ETF Shares rather than 2.481 conventional shares, or (2) redeem the 2.481 conventional shares at NAV, in which case you would receive cash in place of those shares. If your broker chooses to redeem your conventional shares, you will realize a gain or loss on the redemption that must be reported on your tax return (unless you hold the shares in an IRA or other tax-deferred account). Please consult your broker for information on how it will handle the conversion process, including whether it will impose a fee to process a conversion.

If you convert your conventional shares to ETF Shares through Vanguard Brokerage Services/(R)/ (Vanguard Brokerage), all conventional shares for which you request conversion will be converted to ETF Shares of equivalent value. Because no fractional shares will have to be sold, the transaction will be 100% tax-free. Vanguard Brokerage does not impose a conversion fee over and above the fee imposed by Vanguard.

Here are some important points to keep in mind when converting conventional shares of a Vanguard fund to ETF Shares:

- The conversion transaction is nontaxable except, as applicable, to the limited extent as previously described.

- The conversion process can take anywhere from several days to several weeks, depending on your broker. Vanguard generally will process conversion requests either on the day they are received or on the next business day. Vanguard imposes conversion blackout windows around the dates when a fund with ETF Shares declares dividends. This is necessary to prevent a shareholder from collecting a dividend from both the conventional share class currently held and also from the ETF share class to which the shares will be converted.

- Until the conversion process is complete, you will remain fully invested in a fund's conventional shares, and your investment will increase or decrease in value in tandem with the NAV of those shares.

- During the conversion process, you will be able to liquidate all or part of your investment by instructing Vanguard or your broker (depending on who maintains records of your share ownership) to redeem your conventional shares. After the conversion process is complete, you will be able to liquidate all or part of your investment by instructing your broker to sell your ETF Shares.


Frequent Trading and Market-Timing
Unlike frequent trading of a Vanguard fund's conventional (i.e., not exchange-traded) classes of shares, frequent trading of ETF Shares does not disrupt portfolio management, increase the fund's trading costs, lead to realization of capital gains, or otherwise harm fund shareholders. The vast majority of trading in ETF Shares occurs on the secondary market. Because these trades do not involve the issuing fund directly, they do not harm the fund or its shareholders. A few institutional investors are authorized to purchase and redeem ETF Shares directly with the issuing fund. Because these trades are effected in-kind (i.e., for securities and not for cash), they do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. Moreover, the issuing fund imposes transaction fees on in-kind purchases and redemptions of ETF Shares to cover the custodial and other costs incurred by the fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the fund's trading costs increase in those circumstances. For these reasons, the board of trustees of each fund that issues ETF Shares has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing of ETF Shares.


Portfolio Holdings
We generally post on our website at www.vanguard.com, in the Portfolio section of the Fund's Portfolio & Management page, a detailed list of the securities held by the Fund as of the most recent calendar-quarter-end. This list is generally updated within 30 days after the end of each calendar quarter. Vanguard may exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Fund. We also generally post the ten largest stock portfolio holdings of the Fund and the percentage of the Fund's total assets that each of these holdings represents, as of the most recent calendar-quarter-end. This list is generally updated within 15 calendar days after the end of each calendar quarter. Please consult the Fund's Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.


Precautionary Notes
A precautionary note to retail investors: The DTC or its nominee will be the registered owner of all outstanding ETF Shares. Your ownership of ETF Shares will be shown on the records of the DTC and the DTC Participant broker through which you hold the shares. Vanguard will not have any record of your ownership. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of ETF Shares, and tax information. Your broker also will be responsible for distributing income and capital gains distributions and for ensuring that you receive shareholder reports and other communications from the fund whose ETF Shares you own. You will receive other services (e.g., dividend reinvestment and average cost information) only if your broker offers these services.

A precautionary note to purchasers of Creation Units: You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing fund.

Because new ETF Shares may be issued on an ongoing basis, a "distribution" of ETF Shares could be occurring at any time. Certain activities that you perform as a dealer could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933. For example, you could be deemed a statutory underwriter if you purchase Creation Units from the issuing fund, break them down into the constituent ETF Shares, and sell those shares directly to customers, or if you choose to couple the creation of a supply of new ETF Shares with an active selling effort involving solicitation of secondary-market demand for ETF Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person's activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not "underwriters" but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with ETF Shares as part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.


A precautionary note to shareholders redeeming Creation Units: An Authorized Participant that is not a "qualified institutional buyer" as defined in Rule 144A under the Securities Act of 1933 will not be able to receive, as part of the redemption basket, restricted securities eligible for resale under Rule 144A. (For this reason, Vanguard ETFs do not intend to include 144A securities in their redemption baskets.)

A precautionary note to investment companies: For purposes of the Investment Company Act of 1940, Vanguard ETF Shares are issued by registered investment companies, and the acquisition of such shares by other investment companies is subject to the restrictions of Section 12(d)(1) of that Act, except as permitted by an SEC exemptive order that allows registered investment companies to invest in the issuing funds beyond the limits of Section 12(d)(1), subject to certain terms and conditions.

A note on unusual circumstances: Vanguard reserves the right to reject any purchase request at any time, for any reason, and without notice. Vanguard funds can stop selling shares or postpone payment of redemption proceeds at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission.


Turnover Rate
Although the Fund normally seeks to invest for the long term, the Fund may sell securities regardless of how long they have been held.

--------------------------------------------------------------------------------
 Plain Talk About Turnover Rate

 Turnover rate gives an indication of how transaction costs, which are not included in the fund's expense ratio, could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income.
--------------------------------------------------------------------------------

THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of 37 investment companies with more than 150 funds holding assets in excess of $xx billion. All of the funds that are members of The Vanguard Group share in the expenses associated with administrative services and business operations, such as personnel, office space, equipment, and advertising.

Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (or in the case of a fund with multiple share classes, each share class of the fund) pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
 Plain Talk/(R)/ About Vanguard's Unique Corporate Structure

 The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by management companies that may be owned by one person, by a private group of individuals, or by public investors who own the management company's stock. The management fees charged by these companies include a profit component over and above the companies' cost of providing services. By contrast, Vanguard provides services to its member funds on an at-cost basis, with no profit component, which helps to keep the funds' expenses low.
--------------------------------------------------------------------------------



INVESTMENT ADVISOR

The Vanguard Group, Inc. (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Fund through its Quantitative Equity Group. As of October 31, 2008, Vanguard served as advisor for approximately $xx billion in assets. Vanguard manages the Fund on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Fund.

For a discussion of why the board of trustees approved the Fund's investment advisory arrangement, see the semiannual report to shareholders covering the fiscal period ended April 30, 2009, which will be available 60 days after that date.

George U. Sauter, Chief Investment Officer and Managing Director of Vanguard. As Chief Investment Officer, he is responsible for the oversight of Vanguard's Quantitative Equity and Fixed Income Groups. The investments managed by these two groups include active quantitative equity funds, equity index funds, active bond funds, index bond funds, stable value portfolios, and money market funds. Since joining Vanguard in 1987, Mr. Sauter has been a key contributor to the development of Vanguard's stock indexing and active quantitative equity investment strategies. He received his A.B. in Economics from Dartmouth College and an M.B.A. in Finance from the University of Chicago.

The managers primarily responsible for the day-to-day management of the Fund are:

Duane F. Kelly, Principal of Vanguard. He has been with Vanguard since 1989; has managed investment portfolios since 1992; and has co-managed the Fund since its inception. Education: B.S., LaSalle University.

Ryan E. Ludt, Principal of Vanguard. He has been with Vanguard since 1997; has managed investment portfolios since 2000; and has co-managed the Fund since its inception. Education: B.S., The Pennsylvania State University.

The Statement of Additional Information provides information about the portfolio manager's compensation, other accounts under management, and ownership of securities in the Fund.


DIVIDENDS, CAPITAL GAINS, AND TAXES

Fund Distributions
The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any net capital gains realized from the sale of its holdings. Distributions generally occur annually in December. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.


--------------------------------------------------------------------------------
 Plain Talk About Distributions

 As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as capital gains from the fund's sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.
--------------------------------------------------------------------------------

Reinvestment of Distributions
In order to reinvest dividend and capital gains distributions, investors in the Fund's ETF Shares must hold their shares at a broker that offers a reinvestment service (either the broker's own service or a service made available by a third party, such as the broker's outside clearing firm or the Depository Trust Company). If a reinvestment service is available and used, distributions of both income and capital gains will automatically be reinvested in additional whole and fractional ETF Shares of the Fund. If a reinvestment service is not available, investors would receive their distributions in cash. To determine whether a reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker.

As with all exchange-traded funds, reinvestment of dividend and capital gains distributions in additional ETF Shares will occur four business days or more after the ex-dividend date (the date when a distribution of dividends or capital gains is deducted from the price of the Fund's shares). The exact number of days depends on your broker. During that time, the amount of your distribution will not be invested in the Fund and therefore will not share in the Fund's income, gains, and losses.


Basic Tax Points
Investors in taxable accounts should be aware of the following basic federal income tax points:

- Distributions are taxable to you whether or not you reinvest these amounts in additional ETF Shares.

- Distributions declared in December--if paid to you by the end of January--are taxable as if received in December.

- Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income. If you are an individual and meet certain holding-period requirements with respect to your Fund shares, you may be eligible for reduced tax rates on "qualified dividend income," if any, distributed by the Fund.

- Any distributions of net long-term capital gains are taxable to you as long-term capital gains, no matter how long you've owned ETF Shares.

- Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.

- A sale of ETF Shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your tax return.

Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale of ETF Shares, may be subject to state and local income taxes.

The Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that the Fund receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for any amount designated as your portion of the Fund's foreign tax obligations, provided that you meet certain requirements. See your tax advisor or IRS publications for more information.

Note: This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax advisor for detailed information about any tax consequences for you.


Daily Pricing

Share price, also known as net asset value (NAV), is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Each share class has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of Fund shares outstanding for that class.

Remember: If you buy or sell ETF Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your ETF Shares in Creation Unit blocks, or if you convert your conventional fund shares to ETF Shares.

Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party. The values of any mutual fund shares held by a fund are based on the NAVs of the shares. The values of any ETF or closed-end fund shares held by a fund are based on the market value of the shares.

When reliable market quotations are not readily available, securities are priced at their fair value (the amount that the owner might reasonably expect to receive upon the current sale of a security). A fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities.

Fair value prices are determined by Vanguard according to procedures adopted by the board of trustees. When fair-value pricing is employed, the prices of securities used by a fund to calculate the NAV may differ from quoted or published prices for the same securities.

Vanguard's website will show the previous day's closing NAV and closing market price for the Fund's ETF Shares. The previous day's closing market price also will be published in the business section of most major newspapers in the listing of securities traded on the NYSE Arca.





















Vanguard FTSE All-World ex-US Small-Cap Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (FTSE) or by the London Stock Exchange Plc (the Exchange) or by The Financial Times Limited (FT), and neither FTSE nor the Exchange nor FT makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE Global Small Cap ex US Index (the Index) and/or the figure at which the said Index stands at any particular time on any particular day or otherwise. The Index is compiled and calculated by FTSE. However, neither FTSE nor the Exchange nor FT shall be liable (whether in negligence or otherwise) to any person for any error in the Index and neither FTSE nor the Exchange nor FT shall be under any obligation to advise any person of any error therein. "FTSE/(R)/" is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE International Limited under license. "All-World" is a trademark of FTSE International Limited. The Funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For any such funds or securities, the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group and any related funds. S&P 500/(R)/ and Standard & Poor's 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

GLOSSARY OF INVESTMENT TERMS


Active Management. An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.


Authorized Participant. Institutional investors that are permitted to purchase Creation Units directly from, and redeem Creation Units directly with, the fund. To be an Authorized Participant, an entity must be a participant in the Depository Trust Company and must enter into an agreement with the fund's Distributor.


Bid-Asked Spread. The difference between what a buyer is willing to bid (pay) for a security and the seller's asking (offer) price.


Capital Gains Distribution. Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.


Cash Investments. Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.


Circuit Breaker. A rule that requires a halt in trading in the U.S. stock markets for a specific period of time when the Dow Jones Industrial Average declines by a specified percentage during the course of a trading day.


Common Stock. A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.


Creation Unit. A large block of a specified number of ETF Shares. Authorized Participants may purchase and redeem ETF Shares from the fund only in Creation Unit-size aggregations.


Dividend Distribution. Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.


Expense Ratio. The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management expenses--such as advisory fees, account maintenance, reporting, accounting, legal, and other administrative expenses--and any 12b-1 distribution fees. It does not include the transaction costs of buying and selling portfolio securities.


Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund's investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Capitalization. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.


Passive Management. A low-cost investment strategy in which a mutual fund attempts to track--rather than outperform--a specified market benchmark or "index"; also known as indexing.


Principal. The face value of a debt instrument or the amount of money put into an investment.


Securities. Stocks, bonds, money market instruments, and other investment vehicles.


Total Return. A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.


Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.


Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

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

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
                                                     [SHIP LOGO  VANGUARD(R)]
                                                     Institutional Division
                                                     P.O. Box 2900
                                                     Valley Forge, PA 19482-2900

CONNECT WITH VANGUARD/(R)/ > www.vanguard.com

For More Information
If you would like more information about Vanguard FTSE All-World ex-US Small-Cap ETF, the following documents are available free upon request:

Annual/Semiannual Reports to Shareholders
Additional information about the Fund's investments will be available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI)
The SAI for the issuing Fund provides more detailed information about the Fund's ETF Shares.

The current SAI is incorporated by reference into (and is thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report (once available) or the SAI, or to request additional information about ETF Shares, please visit www.vanguard.com or contact us as follows:

The Vanguard Group
Institutional Investor Information
P.O. Box 2900
Valley Forge, PA 19482-2900
Telephone: 866-499-8473

Information Provided by the Securities and Exchange Commission (SEC)
You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-551-8090. Reports and other information about the Fund are also available in the EDGAR database on the SEC's Internet site at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Fund's Investment Company Act file number: 811-5972

(C) 2009 The Vanguard Group, Inc. All rights reserved.
U.S. Pat. No. 6,879,964 B2; 7,337,138
Vanguard Marketing Corporation, Distributor.

P3184 022009

Information contained in this Statement of Additional Information is subject to completion or amendment. A registration statement for Vanguard FTSE All-World ex-US Small-Cap Index Fund has been filed with the U.S. Securities and Exchange Commission but has not yet become effective. Shares of Vanguard FTSE All-World ex-US Small-Cap Index Fund may not be sold, nor may offers to buy be accepted, prior to the time the registration statement becomes effective. This Statement of Additional Information is not a prospectus.


                                     PART B

                 VANGUARD/(R)/ INTERNATIONAL EQUITY INDEX FUNDS
                                  (THE TRUST)


                      STATEMENT OF ADDITIONAL INFORMATION


                               FEBRUARY 27, 2009


This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds' current prospectuses (dated February 27, 2009). To obtain, without charge, a prospectus or the most recent Annual Report to Shareholders, which contains the Funds' financial statements as hereby incorporated by reference, please contact Vanguard.

             PHONE: INVESTOR INFORMATION DEPARTMENT AT 800-662-7447
                          ONLINE: WWW.VANGUARD.COM



                               TABLE OF CONTENTS

DESCRIPTION OF THE TRUST................................................B-1
INVESTMENT POLICIES ....................................................B-3
INVESTMENT LIMITATIONS ................................................B-17
SHARE PRICE............................................................B-19
PURCHASE AND REDEMPTION OF SHARES......................................B-19
MANAGEMENT OF THE FUNDS ...............................................B-21
INVESTMENT ADVISORY SERVICES...........................................B-33
PORTFOLIO TRANSACTIONS.................................................B-35
PROXY VOTING GUIDELINES................................................B-36
INFORMATION ABOUT THE ETF SHARE CLASS..................................B-41
FINANCIAL STATEMENTS ..................................................B-77


                            DESCRIPTION OF THE TRUST
ORGANIZATION

Vanguard International Equity Index Funds (the Trust) was organized as a Maryland corporation in 1989, and was reorganized as a Delaware statutory trust in July 1998. Prior to its reorganization as a Delaware statutory trust, the Trust was known as Vanguard International Equity Index Fund, Inc. The Trust is registered with the United States Securities and Exchange Commission (the SEC) under the Investment Company Act of 1940 (the 1940 Act) as an open-end, diversified management investment company. It currently offers the following funds and classes of shares:




                                            SHARE CLASSES/1/
                                            -------------
 FUND/2/                                             Investor  Admiral  Institutional   Signal    ETF
 ----                                                --------  -------  -------------   ------    ---
 Vanguard European Stock Index Fund                  Yes       Yes      Yes             Yes       Yes
 Vanguard Pacific Stock Index Fund                   Yes       Yes      Yes             Yes       Yes
 Vanguard Emerging Markets Stock Index Fund          Yes       Yes      Yes             Yes       Yes
 Vanguard FTSE All-World ex-US Index Fund            Yes       No       Yes             No        Yes
 Vanguard Total World Stock Index Fund               Yes       No       Yes             No        Yes
 Vanguard FTSE All-World ex-US Small-Cap Index Fund  Yes       No       Yes             No        Yes
 1 Individually, a class; collectively, the classes.
 2 Individually, a Fund; collectively, the Funds.

 The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that may be issued for a single fund or class of shares.


 Each Fund described in this Statement of Additional Information is a member fund. There are two types of Vanguard funds, member funds and non-member funds. Member funds jointly own The Vanguard Group, Inc. (Vanguard), contribute to Vanguard's capital, and receive services at cost from Vanguard pursuant to a Funds' Service Agreement. Non-member funds do not contribute to Vanguard's capital, but they do receive services pursuant to special services agreements. See "Management of the Funds" for more information.


SERVICE PROVIDERS


 CUSTODIAN. Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109, serves as the Funds' custodian. The custodian is responsible for maintaining the Funds' assets, keeping all necessary accounts and records of Fund assets, and appointing any foreign sub-custodians or foreign securities depositories.


 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, serves as the Funds' independent registered public accounting firm. The independent registered public accounting firm audits the Funds' annual financial statements and provides other related services.



 TRANSFER AND DIVIDEND-PAYING AGENT. The Funds' transfer agent and dividend-paying agent is Vanguard, P.O. Box 2600, Valley Forge, PA 19482.


CHARACTERISTICS OF THE FUNDS' SHARES


 RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of a Fund's shares, other than those described in the Fund's current prospectus and elsewhere in this Statement of Additional Information or the possible future termination of the Fund or a share class. Each Fund or class may be terminated by reorganization into another mutual fund or class or by liquidation and distribution of the assets of the Fund or class. Unless terminated by reorganization or liquidation, each Fund and share class will continue indefinitely.


 SHAREHOLDER LIABILITY. The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. This means that a shareholder of a Fund generally will not be personally liable for payment of the Fund's debts. Some state courts, however, may not apply Delaware law on this point. We believe that the possibility of such a situation arising is remote.


 DIVIDEND RIGHTS. The shareholders of each class of a Fund are entitled to receive any dividends or other distributions declared by the Fund for each such class. No shares of a Fund have priority or preference over any other shares of the Fund with respect to distributions. Distributions will be made from the assets of the Fund and will be paid ratably to all shareholders of a particular class according to the number of shares of the class held by shareholders on the record date. The amount of dividends per share may vary between separate share classes of the Fund based upon differences in the net asset values of the different classes and differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.


 VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (1) a shareholder vote is required under the 1940 Act; (2) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of a Fund or any class; or (3) the trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of a Fund's net assets and to change any fundamental policy of a Fund. Unless otherwise required by applicable law, shareholders of a Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the Fund or class affected by a particular matter are entitled to vote on that matter. In addition, each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of another. Voting rights are noncumulative and cannot be modified without a majority vote.

 LIQUIDATION RIGHTS. In the event that a Fund is liquidated, shareholders will be entitled to receive a pro rata share of the Fund's net assets. In the event that a class of shares is liquidated, shareholders of that class will be entitled to receive a pro rata share of the Fund's net assets that are allocated to that class. Shareholders may receive cash, securities, or a combination of the two.


 PREEMPTIVE RIGHTS. There are no preemptive rights associated with the Funds' shares.


 CONVERSION RIGHTS. Fund shareholders may convert their shares into another class of shares of the same Fund upon the satisfaction of any then applicable eligibility requirements. ETF Shares cannot be converted into conventional shares of a fund. For additional information about the conversion rights applicable to ETF Shares, please see "Information About the ETF Share Class."


 REDEMPTION PROVISIONS. Each Fund's redemption provisions are described in its current prospectus and elsewhere in this Statement of Additional Information.


 SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.


 CALLS OR ASSESSMENT. Each Fund's shares, when issued, are fully paid and non-assessable.



TAX STATUS OF THE FUNDS


Each Fund expects to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the IRC). This special tax status means that the Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.


 Each Fund may invest in passive foreign investment companies (PFICs). A foreign company is generally a PFIC if 75% or more of its gross income is passive or if 50% or more of its assets produce passive income. Capital gains on the sale of a PFIC will be deemed ordinary income regardless of how long the Fund held it. Also, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from PFICs, whether or not they are distributed to shareholders. To avoid such tax and interest, the Fund may elect to treat PFICs as sold on the last day of the Fund's fiscal year and mark-to-market these securities and recognize any unrealized gains (or losses, to the extent of previously recognized gains) as ordinary income each year. Distributions from the Fund that are attributable to PFICs are characterized as ordinary income.


 Dividends received and distributed by Vanguard Total World Stock Index Fund on shares of stock of domestic corporations may be eligible for the dividends-received deduction applicable to corporate shareholders. Corporations must satisfy certain requirements in order to claim the deduction. Capital gains distributed by the Fund are not eligible for the dividends-received deduction.



                              INVESTMENT POLICIES


Some of the investment policies described below and in each Fund's prospectus set forth percentage limitations on a Fund's investment in, or holdings of, certain securities or other assets. Unless otherwise required by law, compliance with these policies will be determined immediately after the acquisition of such securities or assets. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.


 The following policies and explanations supplement each Fund's investment objective and policies set forth in the prospectus. With respect to the different investments discussed below, a Fund may acquire such investments to the extent consistent with its investment objective and policies.


 80% POLICY. Under normal circumstances, the European Stock Index, Pacific Stock Index, and Emerging Markets Stock Index will invest at least 80% of their assets in the types of stocks connoted by their respective names. The FTSE All-World ex-US Index, Total World Stock Index, and FTSE All-World ex-US Small-Cap Index Funds will invest at least 80% of their assets in stocks that make up their target indexes. In applying these 80% policies, assets include net assets and borrowings for investment purposes.


 BORROWING. A fund's ability to borrow money is limited by its investment policies and limitations, by the 1940 Act, and by applicable exemptions, no-action letters, interpretations, and other pronouncements issued from time to time by the SEC and its staff or any other regulatory authority with jurisdiction. Under the 1940 Act, a fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund's total assets made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or for other reasons, a fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.


 Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund's portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.


 The SEC takes the position that other transactions that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing can be viewed as constituting a form of borrowing by the fund for purposes of the 1940 Act. These transactions can include entering into reverse repurchase agreements; engaging in mortgage-dollar-roll transactions; selling securities short (other than short sales "against-the-box"); buying and selling certain derivatives (such as futures contracts); selling (or writing) put and call options; engaging in sale-buybacks; entering into firm-commitment and standby-commitment agreements; engaging in when-issued, delayed-delivery, or forward-commitment transactions; and other trading practices that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing (additional discussion about a number of these transactions can be found below). A borrowing transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund (1) maintains an offsetting financial position; (2) segregates liquid assets (with such liquidity determined by the advisor in accordance with procedures established by the board of trustees) equal (as determined on a daily mark-to-market basis) in value to the fund's potential economic exposure under the borrowing transaction; or (3) otherwise "covers" the transaction in accordance with applicable SEC guidance (collectively, "covers" the transaction). A fund may have to buy or sell a security at a disadvantageous time or price in order to cover a borrowing transaction. In addition, segregated assets may not be available to satisfy redemptions or for other purposes.



 COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters as well as to receive dividends on such stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debt holders, and owners of preferred stock take precedence over the claims of those who own common stock.


 CONVERTIBLE SECURITIES. Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred stock that may be converted (on a voluntary or mandatory basis) within a specified period of time (normally for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. Convertible securities also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Other convertible securities with features and risks not specifically referred to herein may become available in the future. Convertible securities involve risks similar to those of both fixed income and equity securities.


 The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer, and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. In that circumstance, the convertible security takes on the characteristics of a bond, and its price moves in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. In that case, the convertible security's price may be as volatile as that of common stock. Because both interest rate and market movements can influence its value, a convertible security generally is not as sensitive to interest rates as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying equity security. Convertible securities are often rated below investment-grade or are not rated, and are generally subject to a high degree of credit risk.


 While all markets are prone to change over time, the generally high rate at which convertible securities are retired (through mandatory or scheduled conversions by issuers or voluntary redemptions by holders) and replaced with newly issued convertibles may cause the convertible securities market to change more rapidly than other markets. For example, a concentration of available convertible securities in a few economic sectors could elevate the sensitivity of the convertible securities market to the volatility of the equity markets and to the specific risks of those sectors. Moreover, convertible securities with innovative structures, such as mandatory conversion securities and equity-linked securities, have increased the sensitivity of the convertible securities market to the volatility of the equity markets and to the special risks of those innovations, which may include risks different from, and possibly greater than, those associated with traditional convertible securities.


 DEPOSITARY RECEIPTS. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a "depository." Depositary receipts may be sponsored or unsponsored and include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs). For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the United States. Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.


 Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request.



 For purposes of a fund's investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

 DERIVATIVES. A derivative is a financial instrument that has a value that is based on--or "derived from"--the values of other assets, reference rates, or indexes. Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indexes. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap agreements, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter (OTC) market. The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the securities, assets, or market indexes on which the derivatives are based. Derivatives are used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes. There is no assurance that any derivatives strategy used by a fund's advisor will succeed. The counterparties to the funds' derivatives will not be considered the issuers thereof for purposes of certain provisions of the 1940 Act and the IRC, although such derivatives may qualify as securities or investments under such laws. The funds' advisors, however, will monitor and adjust, as appropriate, the funds' credit risk exposure to derivative counterparties.



 Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.


 The use of derivatives generally involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a "counterparty") or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if a fund's advisor does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.


 Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.


 Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.


 Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A derivative transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements described under the heading "Borrowing."


 Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that its advisor will incorrectly forecast future market trends or the values of assets, reference rates, indexes, or other financial or economic factors in establishing derivative positions for the fund. If the advisor attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the derivative will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. Although hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

 EXCHANGE-TRADED FUNDS. A fund may purchase shares of exchange-traded funds
(ETFs), including ETF shares issued by other Vanguard funds. Typically, a fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to all or a portion of the stock or bond market. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums, offer exposure to market sectors and styles for which there is no suitable or liquid futures contract, and do not involve leverage.


 An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF's shares may trade at a discount to their net asset value; (2) an active trading market for an ETF's shares may not develop or be maintained; or (3) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.


 Most ETFs are investment companies. Therefore, a fund's purchases of ETF shares generally are subject to the limitations on, and the risks of, a fund's investments in other investment companies, which are described under the heading "Other Investment Companies."



 Vanguard ETF(TM) *Shares are exchange-traded shares that represent an interest in an investment portfolio held by Vanguard funds. A fund's investments in Vanguard ETF Shares are also generally subject to the descriptions, limitations, and risks described under the heading "Other Investment Companies," except as provided by an exemption granted by the SEC that permits registered investment companies to invest in a Vanguard fund that issues ETF Shares beyond the limits of Section 12(d)(1) of the 1940 Act, subject to certain terms and conditions.

---------
* U.S. Pat. No. 6,879,964 B2; 7,337,138.


 FOREIGN SECURITIES. Typically, foreign securities are considered to be equity or debt securities issued by entities organized, domiciled, or with a principal executive office outside the United States, such as foreign corporations and governments. Securities issued by certain companies organized outside the United States may not be deemed to be foreign securities if the company's principal operations are conducted from the United States or when the company's equity securities trade principally on a U.S. stock exchange. Foreign securities may trade in U.S. or foreign securities markets. A fund may make foreign investments either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments (depositary receipts) for foreign securities. Depositary receipts are securities that are listed on exchanges or quoted in OTC markets in one country but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the OTC markets. Investing in foreign securities involves certain special risk considerations that are not typically associated with investing in securities of U.S. companies or governments.


 Because foreign issuers are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain foreign issuers than about U.S. issuers. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund. Securities of foreign issuers are generally less liquid than securities of comparable U.S. issuers. In certain countries, there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that could affect U.S. investments in those countries. Although an advisor will endeavor to achieve most favorable execution costs for a fund's portfolio transactions in foreign securities under the circumstances, commissions (and other transaction costs) are generally higher than those on U.S. securities. In addition, it is expected that the expenses for custodian arrangements of the fund's foreign securities will be somewhat greater than the expenses for a fund that invests primarily in domestic securities. Certain foreign governments levy withholding taxes against dividend and interest income from foreign securities. Although in some countries a portion of these taxes is recoverable by the fund, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies making up a fund.

 The value of the foreign securities held by a fund that are not U.S. dollar-denominated may be significantly affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency (as discussed below, a fund may attempt to hedge its currency risks). In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations, and political and economic developments.


 FOREIGN SECURITIES -- EMERGING MARKET RISK. Investing in emerging market countries involves certain risks not typically associated with investing in the United States, and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. These risks include, but are not limited to, the following: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic, and political uncertainty and instability (including amplified risk of war and terrorism); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned, and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity, and significantly smaller market capitalization of securities markets. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


 FOREIGN SECURITIES -- FOREIGN CURRENCY TRANSACTIONS. The value in U.S. dollars of a fund's non-dollar-denominated foreign securities may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the fund may incur costs in connection with conversions between various currencies. In an index fund, the intent is to maintain exposure to foreign currencies to the same extent that the fund's assets are held in securities denominated in those currencies. A fund may enter into foreign currency contracts when it trades foreign stocks in order to avoid any gain or loss on the currency during the settlement period. A fund also may enter into foreign currency transactions to provide the appropriate currency exposure to offset an amount related to an open futures contract. A fund will not speculate in foreign currency exchange.


 Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or through forward contracts to purchase or sell foreign currencies. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into with large commercial banks or other currency traders who are participants in the interbank market. Currency exchange transactions also may be effected through the use of swap agreements or other derivatives. Currency exchange transactions may be considered borrowings. A currency exchange transaction will not be considered to constitute the issuance of a "senior security" by a fund for purposes of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements described under the heading "Borrowing."



 By entering into a forward contract for the purchase or sale of foreign currency involved in underlying security transactions, a fund may be able to protect itself against part or all of the possible loss between trade and settlement dates for that purchase or sale resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. This practice is sometimes referred to as "transaction hedging." In addition, when the advisor reasonably believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This practice is sometimes referred to as "portfolio hedging." Similarly, when the advisor reasonably believes that the U.S. dollar may suffer a substantial decline against a foreign currency, a fund may enter into a forward contract to buy that foreign currency for a fixed dollar amount.

 A fund may also attempt to hedge its foreign currency exchange rate risk by engaging in currency futures, options, and "cross-hedge" transactions. In cross-hedge transactions, a fund holding securities denominated in one foreign currency will enter into a forward currency contract to buy or sell a different foreign currency (one that the advisor reasonably believes generally tracks the currency being hedged with regard to price movements). The advisor may select the tracking (or substitute) currency rather than the currency in which the security is denominated for various reasons, including in order to take advantage of pricing or other opportunities presented by the tracking currency or because the market for the tracking currency is more liquid or more efficient. Such cross-hedges are expected to help protect a fund against an increase or decrease in the value of the U.S. dollar against certain foreign currencies.


 A fund may hold a portion of its assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.


 The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if its advisor's predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave a fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a fund will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.


 FOREIGN SECURITIES -- FOREIGN INVESTMENT COMPANIES. Some of the countries in which a fund may invest may not permit, or may place economic restrictions on, direct investment by outside investors. Fund investments in such countries may be permitted only through foreign government approved or authorized investment vehicles, which may include other investment companies. Such investments may be made through registered or unregistered closed-end investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to the limitations on, and the risks of, a fund's investments in other investment companies, which are described below under the heading "Other Investment Companies."


 FOREIGN SECURITIES -- RUSSIAN MARKET RISK. There are significant risks inherent in investing in Russia. Because of the underdeveloped state of Russia's banking system, settlement, clearing, and registration of securities transactions are subject to significant risks.


 Equity securities in Russia are issued only in book entry form and ownership records are maintained by registrars who are under contract with the issuers. Although a Russian sub-custodian will maintain copies of the registrar's records ("Share Extracts") on its premises, such Share Extracts may not be legally sufficient to establish ownership of securities. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability, and it is possible that subsequent illegal amendment or other fraudulent act may deprive the fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.



 FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Futures contracts and options on futures contracts are derivatives. A futures contract is a standardized agreement between two parties to buy or sell at a specific time in the future a specific quantity of a commodity at a specific price. The commodity may consist of an asset, a reference rate, or an index. A security futures contract relates to the sale of a specific quantity of shares of a single equity security or a narrow-based securities index. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying commodity. The buyer of a futures contract enters into an agreement to purchase the underlying commodity on the settlement date and is said to be "long" the contract. The seller of a futures contract enters into an agreement to sell the underlying commodity on the settlement date and is said to be "short" the contract. The price at which a futures contract is entered into is established either in the electronic marketplace or by open outcry on the floor of an exchange between exchange members acting as traders or brokers. Open futures contracts can be liquidated or closed out by physical delivery of the underlying commodity or payment of the cash settlement amount on the settlement date, depending on the terms of the particular contract. Some financial futures contracts (such as security futures) provide for physical settlement at maturity. Other financial futures contracts (such as those relating to interest rates, foreign currencies, and broad-based securities indexes) generally provide for cash settlement at maturity. In the case of cash settled futures contracts, the cash settlement amount is equal to the difference between the final settlement price on the last trading day of the contract and the price at which the contract was entered into. Most futures contracts, however, are not held until maturity but instead are "offset" before the settlement date through the establishment of an opposite and equal futures position.


 The purchaser or seller of a futures contract is not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the purchaser and seller are required to deposit "initial margin" with a futures commission merchant (FCM) when the futures contract is entered into. Initial margin deposits are typically calculated as a percentage of the contract's market value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process is known as "marking-to-market." A futures transaction will not be considered to constitute the issuance of a "senior security" by a fund for purposes of the 1940 Act, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements described under the heading "Borrowing."


 An option on a futures contract (or futures option) conveys the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specific futures contract at a specific price (called the "exercise" or "strike" price) any time before the option expires. The seller of an option is called an option writer. The purchase price of an option is called the premium. The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case, for example, if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is "in-the-money" at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract. Generally, any profit realized by an option buyer represents a loss for the option writer.


 A fund that takes the position of a writer of a futures option is required to deposit and maintain initial and variation margin with respect to the option, as described above in the case of futures contracts. A futures option transaction will not be considered to constitute the issuance of a "senior security" by a fund for purposes of the 1940 Act, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements described under the heading "Borrowing."


 Each fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission, under which a mutual fund is conditionally excluded from the definition of the term "commodity pool operator." A fund will only enter into futures contracts and futures options that are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.


 FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS -- RISKS. The risk of loss in trading futures contracts and in writing futures options can be substantial, because of the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (or gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract, and the writing of a futures option, may result in losses in excess of the amount invested in the position. In the event of adverse price movements, a fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements (and segregation requirements, if applicable) at a time when it may be disadvantageous to do so. In addition, on the settlement date, a fund may be required to make delivery of the instruments underlying the futures positions it holds.


 A fund could suffer losses if it is unable to close out a futures contract or a futures option because of an illiquid secondary market. Futures contracts and futures options may be closed out only on an exchange that provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures or option position. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment. Treasury futures are generally not subject to such daily limits.


 A fund bears the risk that its advisor will incorrectly predict future market trends. If the advisor attempts to use a futures contract or a futures option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. Although hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.



 A fund could lose margin payments it has deposited with its FCM, if, for example, the FCM breaches its agreement with the fund or becomes insolvent or goes into bankruptcy. In that event, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.


 INTERFUND BORROWING AND LENDING. The SEC has granted an exemption permitting the Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including, among other things, the requirement that: (1) no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is typically available from a bank for a comparable transaction; (2) no equity, taxable bond, or money market fund may loan money if the loan would cause its aggregate outstanding loans through the program to exceed 5%, 7.5%, or 10%, respectively, of its net assets at the time of the loan; and (3) a fund's interfund loans to any one fund shall not exceed 5% of the lending fund's net assets. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and investment policies. The boards of trustees of the Vanguard funds are responsible for overseeing the interfund lending program. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.


 OPTIONS. An option is a derivative. An option on a security (or index) is a contract that gives the holder of the option, in return for the payment of a "premium," the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price prior to the expiration date of the option. The writer of an option on a security has the obligation upon exercise of the option (1) to deliver the underlying security upon payment of the exercise price (in the case of a call option) or (2) to pay the exercise price upon delivery of the underlying security (in the case of a put option). The writer of an option on an index has the obligation upon exercise of the option to pay an amount equal to the cash value of the index minus the exercise price, multiplied by the specified multiplier for the index option. The multiplier for an index option determines the size of the investment position the option represents. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

 The buyer (or holder) of an option is said to be "long" the option, while the seller (or writer) of an option is said to be "short" the option. A call option grants to the holder the right to buy (and obligates the writer to sell) the underlying security at the strike price. A put option grants to the holder the right to sell (and obligates the writer to buy) the underlying security at the strike price. The purchase price of an option is called the "premium." The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer, but that person could also seek to profit from an anticipated rise or decline in option prices. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is "in-the-money" at the expiration date. A call option is in-the-money if the value of the underlying position exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying position. Generally, any profit realized by an option buyer represents a loss for the option writer. The writing of an option will not be considered to constitute the issuance of a "senior security" by a fund for purposes of the 1940 Act, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements described under the heading "Borrowing."


 If a trading market in particular options were to become unavailable, investors in those options (such as the funds) would be unable to close out their positions until trading resumes, and they may be faced with substantial losses if the value of the underlying interest moves adversely during that time. Even if the market were to remain available, there may be times when options prices will not maintain their customary or anticipated relationships to the prices of the underlying interests and related interests. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity, or even the orderliness of the market for particular options.


 A fund bears the risk that its advisor will not accurately predict future market trends. If the advisor attempts to use an option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the option will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. Although hedging strategies involving options can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many options, in particular OTC options, are complex and often valued based on subjective factors. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.


 OTHER INVESTMENT COMPANIES. A fund may invest in other investment companies to the extent permitted by applicable law or SEC exemption. Under Section 12(d)(1) of the 1940 Act, a fund generally may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company, as long as no investment represents more than 3% of the voting stock of an acquired investment company. In addition, no funds for which Vanguard acts as an advisor may, in the aggregate, own more than 10% of the voting stock of a closed-end investment company. The 1940 Act and related rules provide certain exemptions from these restrictions. If a fund invests in other investment companies, shareholders will bear not only their proportionate share of the fund's expenses (including operating expenses and the fees of the advisor), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the fund but also to the portfolio investments of the underlying investment companies. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value. Others are continuously offered at net asset value but also may be traded on the secondary market.



 PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer's common stock. "Participating" preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.


 REPURCHASE AGREEMENTS. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and be held by a custodian bank until repurchased. In addition, the investment advisor will monitor a fund's repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker, or dealer party to a repurchase agreement relating to a fund. The aggregate amount of any such agreements is not limited except to the extent required by law.


 The use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the fund not within its control and therefore the realization by the fund on such collateral may be automatically stayed. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.


 RESTRICTED AND ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on a fund's books. A fund may experience difficulty valuing and selling illiquid securities and in some cases may be unable to value or sell certain illiquid securities for an indefinite period of time. Illiquid securities may include a wide variety of investments, such as: (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features); (2) OTC options contracts and certain other derivatives (including certain swap agreements); (3) fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits); (4) loan interests and other direct debt instruments; (5) municipal lease obligations; (6) commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 (the 1933 Act); and (7) securities whose disposition is restricted under the federal securities laws. Illiquid securities include restricted, privately placed securities that, under the federal securities laws, generally may be resold only to qualified institutional buyers. If a substantial market develops for a restricted security (or other illiquid investment) held by a fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the board of trustees. This generally includes securities that are unregistered, that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, or that are exempt from registration under the 1933 Act, such as commercial paper. While a fund's advisor monitors the liquidity of restricted securities on a daily basis, the board of trustees oversees and retains ultimate responsibility for the advisor's liquidity determinations. Several factors that the trustees consider in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, brokers, and dealers that trade in the security, and the availability of information about the security's issuer.



 REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Under a reverse repurchase agreement, the fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Reverse repurchase agreements involve the risk that the market value of securities retained by the fund may decline below the repurchase price of the securities sold by the fund that it is obligated to repurchase. A reverse repurchase agreement may be considered a borrowing transaction for purposes of the 1940 Act. A reverse repurchase agreement transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements described under the heading "Borrowing." A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the advisor.

 SECURITIES LENDING. A fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who may need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its investment securities, a fund attempts to increase its net investment income through the receipt of interest on the securities lent. Any gain or loss in the market price of the securities lent that might occur during the term of the loan would be for the account of the fund. If the borrower defaults on its obligation to return the securities lent because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities lent, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment to market appreciation or depreciation.


 The terms and the structure and the aggregate amount of securities loans must be consistent with the 1940 Act, and the rules or interpretations of the SEC thereunder. These provisions limit the amount of securities a fund may lend to 33 1/3% of the fund's total assets, and require that (1) the borrower pledge and maintain with the fund collateral consisting of cash, an irrevocable letter of credit, or securities issued or guaranteed by the U.S. government having at all times not less than 100% of the value of the securities lent; (2) the borrower add to such collateral whenever the price of the securities lent rises (i.e., the borrower "marks-to-market" on a daily basis); (3) the loan be made subject to termination by the fund at any time; and (4) the fund receive reasonable interest on the loan (which may include the fund's investing any cash collateral in interest bearing short-term investments), any distribution on the lent securities, and any increase in their market value. Loan arrangements made by each fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. The advisor will consider the creditworthiness of the borrower, among other things, in making decisions with respect to the lending of securities, subject to oversight by the board of trustees. At the present time, the SEC does not object if an investment company pays reasonable negotiated fees in connection with lent securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees. In addition, voting rights pass with the lent securities, but if a fund has knowledge that a material event will occur affecting securities on loan, and in respect of which the holder of the securities will be entitled to vote or consent, the lender must be entitled to call the loaned securities in time to vote or consent.



 SWAP AGREEMENTS. A swap agreement is a derivative. A swap agreement is an agreement between two parties (counterparties) to exchange payments at specified dates (periodic payment dates) on the basis of a specified amount (notional amount) with the payments calculated with reference to a specified asset, reference rate, or index.


 Examples of swap agreements include, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps, and total return swaps. Most swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominated in a different currency; and payments tied to the price of one asset, reference rate, or index may be exchanged for payments tied to the price of another asset, reference rate, or index.


 An option on a swap agreement, also called a "swaption," is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based "premium." A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.


 The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.

 Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transactions may be subject to a fund's limitation on investments in illiquid securities.


 Swap agreements may be subject to pricing risk, which exists when a particular swap becomes extraordinarily expensive (or cheap) relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity or to realize the intrinsic value of the swap agreement.


 Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. A leveraged swap transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements described under the heading "Borrowing."


 Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that its advisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the fund. If the advisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. Although hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many swaps, in particular OTC swaps, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.



 The use of a swap agreement also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit default swaps can result in losses if a fund's advisor does not correctly evaluate the creditworthiness of the issuer on which the credit swap is based.


 The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.


 TAX MATTERS -- FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. A fund is required for federal income tax purposes to recognize for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term, depending on the holding period of the contract. Sales of futures contracts that are intended to hedge against a change in the value of securities held by a fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A fund may be required to defer the recognition of losses on one position, such as futures contracts, to the extent of any unrecognized gains on a related offsetting position held by the fund.


 In order for a fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies, or other income derived with respect to the fund's business of investing in securities or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.


 A fund will distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the fund's other investments and shareholders will be advised on the nature of the distributions.

 TAX MATTERS -- FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the federal income tax treatment of certain transactions denominated in a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option, or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts, and options that are capital assets in the hands of the taxpayer and that are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the IRC and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the IRC. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a fund that is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts a fund may make or enter into will be subject to the special currency rules described above.


 TAX MATTERS -- FOREIGN TAX CREDIT. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities held by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid, and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements, a tax credit on their tax returns. If shareholders do not meet the holding period requirements, they may still be entitled to a deduction for certain gains that were actually distributed by the fund.



 TEMPORARY INVESTMENTS. A fund may take temporary defensive positions that are inconsistent with the fund's normal fundamental or non-fundamental investment policies and strategies in response to adverse or unusual market, economic, political, or other conditions as determined by the advisor. Such positions could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. government and its agencies, commercial paper, and bank certificates of deposit; (2) repurchase agreements involving any such securities; and (3) other money market instruments. There is no limit on the extent to which the fund may take temporary defensive positions. In taking such positions, the fund may fail to achieve its investment objective.


 WARRANTS. Warrants are instruments that give the holder the right, but not the obligation, to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.


 WHEN-ISSUED, DELAYED-DELIVERY, AND FORWARD-COMMITMENT TRANSACTIONS. When-issued, delayed-delivery, and forward-commitment transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity or suffer a loss. A fund may renegotiate a when-issued or forward-commitment transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund. When-issued, delayed-delivery, and forward-commitment transactions will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the fund, if the fund covers the transaction in accordance with the requirements described under the heading "Borrowing."


 INVESTMENT POLICY RELATING TO THE SALE OF INVESTOR SHARES OF THE FUND IN JAPAN. Each Fund may borrow (as defined under Japanese law and the rules of the Japanese Securities Dealers Association) money for temporary or emergency purposes only in an amount not to exceed 10% of the Fund's net assets.


                             INVESTMENT LIMITATIONS


     VANGUARD EUROPEAN STOCK INDEX FUND, VANGUARD PACIFIC STOCK INDEX FUND,
                 AND VANGUARD EMERGING MARKETS STOCK INDEX FUND


Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of shares means shares representing the lesser of: (1) 67% or more of the Fund's net assets voted, so long as shares representing more than 50% of the Fund's net assets are present or represented by proxy; or (2) more than 50% of the Fund's net assets.


 ASSESSABLE SECURITIES. Each Fund may not invest in assessable securities or securities involving unlimited liability on the part of the holders thereof.


 BORROWING. Each Fund may borrow money for temporary or emergency purposes only in an amount not to exceed 15% of the Fund's net assets. Each Fund may borrow money through banks or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. Each Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.


 COMMODITIES. Each Fund may not invest in commodities, except that it may invest in stock futures contracts, stock options, and options on stock futures contracts. No more than 5% of the Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of the Fund's total assets may be invested in futures contracts or options at any time.


 DIVERSIFICATION. With respect to 75% of its total assets, each Fund may not:
(1) purchase more than 10% of the outstanding voting securities of any one issuer; or (2) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the U.S. government or its agencies or instrumentalities. Additionally, each Fund will limit the aggregate value of holdings of a single issuer (other than U.S. government securities as defined in the IRC) to a maximum of 25% of the Fund's total assets as of the end of each quarter of the taxable year.


 ILLIQUID SECURITIES. Each Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.


 INDUSTRY CONCENTRATION. Each Fund will not invest more than 25% of its total assets in any one industry except as necessary to approximate the composition of its target index.


 INVESTING FOR CONTROL. Each Fund may not invest in a company for purposes of controlling its management.


 LOANS. Each Fund may not lend money to any person except by purchasing fixed income securities, by entering into repurchase agreements, by lending its portfolio securities, or through Vanguard's interfund lending program.


 MARGIN. Each Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.


 OIL, GAS, MINERALS. Each Fund may not invest in interests in oil, gas, or other mineral exploration or development programs.


 PLEDGING ASSETS. Each Fund may not pledge, mortgage, or hypothecate more than 15% of its net assets.


 REAL ESTATE. Each Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate and bonds secured by real estate.

 SENIOR SECURITIES. Each Fund may not issue senior securities, except in compliance with the 1940 Act.


 UNDERWRITING. Each Fund may not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act, in connection with the purchase and sale of portfolio securities.


                    VANGUARD FTSE ALL-WORLD EX-US INDEX FUND


The Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of shares means shares representing the lesser of: (1) 67% or more of the Fund's net assets voted, so long as shares representing more than 50% of the Fund's net assets are present or represented by proxy; or (2) more than 50% of the Fund's net assets.


 BORROWING. The Fund may borrow money or issue senior securities only as permitted under the 1940 Act.


 COMMODITIES. The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Fund from purchasing, selling, or entering into securities or other instruments backed by physical commodities, foreign currencies, foreign currency forward contracts, foreign currency options, futures contracts, options on futures contracts, swap agreements, or other derivative instruments, subject to compliance with applicable provisions of the federal securities and commodities laws.


 DIVERSIFICATION. The Fund may not change its classification as a "management company" or its subclassifications as an "open-end company" and as a "diversified company" as each such term is defined in the 1940 Act.


 INDUSTRY CONCENTRATION. The Fund may not concentrate its investments in a particular industry or group of industries, within the meaning of the 1940 Act.


 LOANS. The Fund may make loans only as permitted under the 1940 Act.


 REAL ESTATE. The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities issued by any company engaged in the real estate business.


 SENIOR SECURITIES. The Fund may borrow money or issue senior securities only as permitted under the 1940 Act.


 UNDERWRITING. The Fund may not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act, in connection with the purchase and sale of portfolio securities.


                     VANGUARD TOTAL WORLD STOCK INDEX FUND
             AND VANGUARD FTSE ALL-WORLD EX-US SMALL-CAP INDEX FUND


Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of shares means shares representing the lesser of: (1) 67% or more of the Fund's net assets voted, so long as shares representing more than 50% of the Fund's net assets are present or represented by proxy; or (2) more than 50% of the Fund's net assets.


 BORROWING. Each Fund may borrow money only as permitted under the 1940 Act and any applicable SEC Rules and interpretations.


 COMMODITIES. Each Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Fund from purchasing, selling, or entering into securities or other instruments backed by physical commodities, foreign currencies, foreign currency forward contracts, foreign currency options, futures contracts, options on futures contracts, swap agreements, or other derivative instruments, subject to compliance with applicable provisions of the federal securities and commodities laws.


 DIVERSIFICATION. Each Fund is a "management company" that is sub-classified as an "open-end company" and is a "diversified company" as each such term is defined in the 1940 Act and any applicable SEC Rules and interpretations.


 INDUSTRY CONCENTRATION. Each Fund may not concentrate its investments in a particular industry or group of industries, within the meaning of the 1940 Act, except as necessary to approximate the composition of its target index.


 LOANS. Each Fund may make loans only as permitted under the 1940 Act and any applicable SEC Rules and interpretations.

 REAL ESTATE. Each Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities issued by any company engaged in the real estate business.


 SENIOR SECURITIES. Each Fund may issue senior securities only as permitted under the 1940 Act and any applicable SEC Rules and interpretations.


 UNDERWRITING. Each Fund may not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act, in connection with the purchase and sale of portfolio securities.



ALL FUNDS


 Compliance with the investment limitations set forth above is generally measured at the time the securities are purchased. Unless otherwise required by the 1940 Act, if a percentage restriction is adhered to at the time the investment is made, a later change in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction. All investment limitations must comply with applicable regulatory requirements. For more details, see "Investment Policies."


 None of these limitations prevents the Funds from having an ownership interest in Vanguard. As a part owner of Vanguard, each Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See "Management of the Funds" for more information.


                                  SHARE PRICE


Multiple-class funds do not have a single share price. Rather, each class has a share price, called its net asset value, or NAV, that is calculated each business day as of the close of regular trading on the New York Stock Exchange (the Exchange), generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class.


 The Exchange typically observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (Washington's Birthday), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although each Fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule or hours of operation at any time.


                       PURCHASE AND REDEMPTION OF SHARES


PURCHASE OF SHARES (OTHER THAN ETF SHARES)



The purchase price of shares of each Fund is the NAV per share next determined after the purchase request is received in good order, as defined in the Fund's prospectus.


 The European Stock Index, Pacific Stock Index, and FTSE All-World ex-US Index Funds do not charge purchase fees. For non-ETF Share purchases, the Emerging Markets Stock Index and Total World Stock Index Funds charge a 0.25% purchase fee, and the FTSE All-World ex-US Small-Cap Index Fund charges a 0.75% purchase fee. The purchase fee is paid to the Fund to reimburse it for the transaction costs incurred from purchasing securities. The fee is deducted from all purchases, including exchanges from other Vanguard funds, but not from reinvested dividends and capital gains.



REDEMPTION OF SHARES (OTHER THAN ETF SHARES)


The redemption price of shares of each Fund is the NAV next determined after the redemption request is received in good order, as defined in the Fund's prospectus.


 Each Fund may suspend redemption privileges or postpone the date of payment for redeemed shares: (1) during any period that the Exchange is closed or trading on the Exchange is restricted as determined by the SEC; (2) during any period when an emergency exists, as defined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to fairly determine the value of its assets; and (3) for such other periods as the SEC may permit.

 Each Fund has filed a notice of election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.


 If Vanguard determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of such securities received in payment of redemptions.


 There is a 0.25% redemption fee charged for redemptions from the Emerging Markets Index Fund and a 0.75% redemption fee charged for redemptions from the FTSE All-World ex-US Small-Cap Index Fund. For the European Stock Index, Pacific Stock Index, FTSE All-World ex-US Index and Total World Stock Index Funds, each Fund charges a redemption fee of 2% for shares held for less than two months. The redemption fee is paid to the Fund to reimburse the Fund for transaction costs it incurs while liquidating securities in order to meet fund redemptions. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Funds.



 After redeeming shares that are exempt from redemption fees, shares you have held the longest will be redeemed first.


 Information regarding the application of redemption fees is described more fully in the Funds' prospectuses.



RIGHT TO CHANGE POLICIES


Vanguard reserves the right to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, conversion, service, or privilege at any time without prior notice; (2) accept initial purchases by telephone; (3) freeze any account and/or suspend account services if Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners, or if we reasonably believe a fraudulent transaction may occur or has occurred; (4) temporarily freeze any account and/or suspend account services upon initial notification to Vanguard of the death of the shareholder until Vanguard receives required documentation in good order; (5) alter, impose, discontinue, or waive any redemption fee, account service fee, or other fees charged to a group of shareholders; and (6) redeem an account or suspend account privileges, without the owner's permission to do so, in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Vanguard management, we reasonably believe they are deemed to be in the best interest of a fund.



INVESTING WITH VANGUARD THROUGH OTHER FIRMS


Each Fund has authorized certain agents to accept on its behalf purchase and redemption orders, and those agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf (collectively, Authorized Agents). A Fund will be deemed to have received a purchase or redemption order when an Authorized Agent accepts the order in accordance with the Fund's instructions. In most instances, a customer order that is properly transmitted to an Authorized Agent will be priced at the Fund's NAV next determined after the order is received by the Authorized Agent.

                            MANAGEMENT OF THE FUNDS


VANGUARD


Each Fund is part of the Vanguard group of investment companies, which consists of more than 150 funds. Through their jointly-owned subsidiary, Vanguard, the funds obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard funds.


 Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment. Each fund pays its share of Vanguard's total expenses, which are allocated among the funds under methods approved by the board of trustees of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing, and custodian fees.


 The funds' officers are also officers and employees of Vanguard.


 Vanguard, Vanguard Marketing Corporation (VMC), the funds' advisors, and the funds have adopted Codes of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. The Codes permit access persons to invest in securities for their own accounts, including securities that may be held by a fund, but place substantive and procedural restrictions on the trading activities of access persons. For example, the Codes require that access persons receive advance approval for most securities trades to ensure that there is no conflict with the trading activities of the funds. The Codes also limit the ability of Vanguard employees to engage in short-term trading of Vanguard funds.


 Vanguard was established and operates under an Amended and Restated Funds' Service Agreement. The Amended and Restated Funds' Service Agreement provides as follows: (1) each Vanguard fund may be called upon to invest up to 0.40% of its current net assets in Vanguard, and (2) there is no other limitation on the dollar amount that each Vanguard fund may contribute to Vanguard's capitalization. The amounts that each fund has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. Vanguard FTSE All-World ex-US Small-Cap Index Fund did not commence operations until February 27, 2009. As of October 31, 2008, the Funds had contributed $xxx,000 to Vanguard, which represented x.xx% of each Fund's net assets and was x.xx% of Vanguard's capitalization.



 MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the funds by third parties.


 DISTRIBUTION. Vanguard Marketing Corporation, 400 Devon Park Drive A39, Wayne, PA 19087, a wholly-owned subsidiary of Vanguard, is the principal underwriter for the funds and in that capacity performs and finances marketing, promotional, and distribution activities (collectively, marketing and distribution activities) that are primarily intended to result in the sale of the funds' shares. VMC performs marketing and distribution activities at cost in accordance with the terms and conditions of a 1981 SEC exemptive order that permits the Vanguard funds to internalize and jointly finance the marketing, promotion, and distribution of their shares. Under the terms of the SEC order, the funds' trustees review and approve the marketing and distribution expenses incurred on their behalf, including the nature and cost of the activities and the desirability of each fund's continued participation in the joint arrangement.


 To ensure that each fund's participation in the joint arrangement falls within a reasonable range of fairness, each fund contributes to VMC's marketing and distribution expenses in accordance with an SEC-approved formula. Under that formula, one half of the marketing and distribution expenses are allocated among the funds based upon their relative net assets. The remaining half of those expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a group; provided, however, that no fund's aggregate quarterly rate of contribution for marketing and distribution expenses shall exceed 125% of the average marketing and distribution expense rate for Vanguard, and that no fund shall incur annual marketing and distribution expenses in excess of 0.20 of 1% of its average month-end net assets. As of October 31, 2008, none of the Vanguard funds' allocated share of VMC's marketing and distribution expenses was greater than 0.03% of the fund's average month-end net assets. Each fund's contribution to these marketing and distribution expenses helps to maintain and enhance the attractiveness and viability of the Vanguard complex as a whole, which benefits all of the funds and their shareholders.

 VMC's principal marketing and distribution expenses are for advertising, promotional materials, and marketing personnel. Other marketing and distribution activities that VMC undertakes on behalf of the funds may include, but are not limited to:

- Conducting or publishing Vanguard-generated research and analysis concerning the funds, other investments, the financial markets, or the economy;

- Providing views, opinions, advice, or commentary concerning the funds, other investments, the financial markets, or the economy;

- Providing analytical, statistical, performance, or other information concerning the funds, other investments, the financial markets, or the economy;

- Providing administrative services in connection with investments in the funds or other investments, including, but not limited to, shareholder services, recordkeeping services, and educational services;

- Providing products or services that assist investors or financial service providers (as defined below) in the investment decision-making process;

- Providing promotional discounts, commission-free trading, fee waivers, and other benefits to clients of Vanguard Brokerage Services/(R)/ who maintain qualifying investments in the funds; and

- Sponsoring, jointly sponsoring, financially supporting, or participating in conferences, programs, seminars, presentations, meetings, or other events involving fund shareholders, financial service providers, or others concerning the funds, other investments, the financial markets, or the economy, such as industry conferences, prospecting trips, due diligence visits, training or education meetings, and sales presentations.


 VMC performs most marketing and distribution activities itself. Some activities may be conducted by third parties pursuant to shared marketing arrangements under which VMC agrees to share the costs and performance of marketing and distribution activities in concert with a financial service provider. Financial service providers include, but are not limited to, investment advisors, broker-dealers, financial planners, financial consultants, banks, and insurance companies. Under these cost- and performance-sharing arrangements, VMC may pay or reimburse a financial service provider (or a third party it retains) for marketing and distribution activities that VMC would otherwise perform. VMC's cost- and performance-sharing arrangements may be established in connection with Vanguard investment products or services offered or provided to or through the financial service providers. VMC's arrangements for shared marketing and distribution activities may vary among financial service providers, and its payments or reimbursements to financial service providers in connection with shared marketing and distribution activities may be significant. VMC does not participate in the offshore arrangement Vanguard has established for qualifying Vanguard funds to be distributed in certain foreign countries on a private-placement basis to government-sponsored and other institutional investors through a third-party "asesor de inversiones" (investment advisor), which includes incentive-based remuneration.


 In connection with its marketing and distribution activities, VMC may give financial service providers (or their representatives): (1) promotional items of nominal value that display Vanguard's logo, such as golf balls, shirts, towels, pens, and mouse pads; (2) gifts that do not exceed $100 per person annually and are not preconditioned on achievement of a sales target; (3) an occasional meal, a ticket to a sporting event or the theater, or comparable entertainment that is neither so frequent nor so extensive as to raise any question of propriety and is not preconditioned on achievement of a sales target; and (4) reasonable travel and lodging accommodations to facilitate participation in marketing and distribution activities.


 VMC, as a matter of policy, does not pay asset-based fees, sales-based fees, or account-based fees to financial service providers in connection with its marketing and distribution activities for the Vanguard funds. VMC policy also prohibits marketing and distribution activities that are intended, designed, or likely to compromise suitability determinations by, or the fulfillment of any fiduciary duties or other obligations that apply to, financial service providers. Nonetheless, VMC's marketing and distribution activities are primarily intended to result in the sale of the funds' shares, and, as such, its activities, including shared marketing and distribution activities, may influence participating financial service providers (or their representatives) to recommend, promote, include, or invest in a Vanguard fund or share class. In addition, Vanguard or any of its subsidiaries may retain a financial service provider to provide consulting or other services, and that financial service provider also may provide services to investors. Investors should consider the possibility that any of these activities or relationships may influence a financial service provider's (or its representatives') decision to recommend, promote, include, or invest in a Vanguard fund or share class. Each financial service provider should consider its suitability determinations, fiduciary duties, and other legal obligations (or those of its representatives) in connection with any decision to consider, recommend, promote, include, or invest in a Vanguard fund or share class.

 The following table describes the expenses of Vanguard and VMC that are shared by the funds on an at-cost basis under the terms of two SEC exemptive orders. Amounts captioned "Management and Administrative Expenses" include a fund's allocated share of expenses associated with the management, administrative, and transfer agency services Vanguard provides to the funds. Amounts captioned "Marketing and Distribution Expenses" include a fund's allocated share of expenses associated with the marketing and distribution activities that VMC conducts on behalf of the Vanguard funds.


 As is the case with all mutual funds, transaction costs incurred by the Funds for buying and selling securities are not reflected in the table. Annual Shared Fund Operating Expenses are based on expenses incurred in the fiscal years ended October 31, 2006, 2007, and 2008, and are presented as a percentage of each Fund's average month-end net assets. Vanguard FTSE All-World ex-US Small-Cap Index Fund did not commence operations until February 27, 2009; therefore no information is presented for that Fund.


                    ANNUAL SHARED FUND OPERATING EXPENSES
                 (SHARED EXPENSES DEDUCTED FROM FUND ASSETS)
                 -------------------------------------------
FUND                                                 2006             2007             2008
----                                                 ----             ----             ----
VANGUARD EUROPEAN STOCK INDEX FUND
Management and Administrative Expenses:              0.19%            0.14%              XX%
Marketing and Distribution Expenses:                 0.02             0.02               XX

VANGUARD PACIFIC STOCK INDEX FUND
Management and Administrative Expenses:              0.19%            0.14%              XX%
Marketing and Distribution Expenses:                 0.02             0.02               XX

VANGUARD EMERGING MARKETS STOCK INDEX FUND
Management and Administrative Expenses:              0.25%            0.20%              XX%
Marketing and Distribution Expenses:                 0.02             0.02               XX

VANGUARD FTSE ALL-WORLD EX-US INDEX FUND/1/
Management and Administrative Expenses:                --             0.10%              XX%
Marketing and Distribution Expenses:                   --             0.01               XX

VANGUARD TOTAL WORLD STOCK INDEX FUND/2/
Management and Administrative Expenses:                --               --               XX%
Marketing and Distribution Expenses:                   --               --               XX

1 The inception date for Vanguard FTSE All-World ex-US Index Fund was March 2, 2007.
2 The inception date for Vanguard Total World Stock Index Fund was June 24, 2008.



OFFICERS AND TRUSTEES


Each Fund is governed by the board of trustees to the Trust and a single set of officers. The officers manage the day-to-day operations of the Funds under the direction of the Funds' board of trustees. The trustees set broad policies for the Funds; select investment advisors; monitor fund operations, performance, and costs; nominate and select new trustees; and elect fund officers. Each trustee serves a Fund until its termination; until the trustee's retirement, resignation, or death; or as otherwise specified in the Trust's organizational documents. Any trustee may be removed at a meeting of shareholders by a vote representing two-thirds of the total net asset value of all shares of the Funds. Each trustee also serves as a director of Vanguard.

 The following chart shows information for each trustee and executive officer of the Funds. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.


                                                                                                                         NUMBER OF
                                            VANGUARD        PRINCIPAL OCCUPATION(S) DURING THE                      VANGUARD FUNDS
                         POSITION(S)        FUNDS' TRUSTEE/ PAST FIVE YEARS AND                                        OVERSEEN BY
NAME, YEAR OF BIRTH      HELD WITH FUNDS    OFFICER SINCE   OUTSIDE DIRECTORSHIPS                                  TRUSTEE/OFFICER
-------------------      ---------------    --------------  --------------------------                             ---------------
INTERESTED TRUSTEE
John J. Brennan/1/       Chairman of the    May 1987        Chairman of the Board and Director                                 155
(1954)                   Board and Trustee                  (Trustee)of Vanguard and of each of the
                                                            investment companies served by Vanguard;
                                                            Chief Executive Officer and President
                                                            of Vanguard (1996-2008).

----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Charles D. Ellis         Trustee            January 2001    Applecore Partners (pro bono ventures in                           155
(1937)                                                      education); Senior Advisor to Greenwich
                                                            Associates (international business strategy
                                                            consulting); Successor Trustee of Yale
                                                            University; Overseer of the Stern School of
                                                            Business at New York University; Trustee of
                                                            the Whitehead Institute for Biomedical
                                                            Research.

Emerson U. Fullwood      Trustee            January 2008    Retired Executive Chief Staff and Marketing                        155
(1948)                                                      Officer for North America and Corporate
                                                            Vice President of Xerox Corporation
                                                            (photocopiers and printers); Director of
                                                            SPX Corporation (multi-industry
                                                            manufacturing), of the United Way of
                                                            Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta           Trustee            December 2001   Chairman, President, and Chief Executive                           155
(1945)                                                      Officer of Rohm and Haas Co. (chemicals);
                                                            Board Member of American Chemistry Council;
                                                            Director of Tyco International, Ltd.
                                                            (diversified manufacturing and services),
                                                            since 2005.

Amy Gutmann              Trustee            June 2006       President of the University of Pennsylvania;                       155
(1949)                                                      Professor in the School of Arts and Sciences,
                                                            Annenberg School for Communication, and
                                                            Graduate School of Education of the University
                                                            of Pennsylvania; Director of Carnegie
                                                            Corporation of New York since 2005, and of
                                                            Schuylkill River Development Corporation and
                                                            Greater Philadelphia Chamber of Commerce;
                                                            Trustee of the National Constitution Center
                                                            since 2007.

JoAnn Heffernan Heisen   Trustee            July 1998       Retired Corporate Vice President, Chief                            155
(1950)                                                      Global Diversity Officer, and Member of the
                                                            Executive Committee of Johnson & Johnson
                                                            (pharmaceuticals/consumer products);  Vice
                                                            President and Chief Information Officer
                                                            (1997-2005)of Johnson & Johnson; Director of
                                                            the University Medical Center at Princeton and
                                                            Women's Research and Education Institute.

Andre F. Perold          Trustee            December 2004   George Gund Professor of Finance and Banking,                      155
(1952)                                                      Harvard Business School; Senior Associate Dean
                                                            and Director of Faculty Recruiting, Harvard
                                                            Business School; Director and Chairman of UNX,
                                                            Inc. (equities trading firm); Chair of the
                                                            Investment Committee of HighVista Strategies
                                                            LLC (private investment firm) since 2005.

                                                                                                                         NUMBER OF
                                            VANGUARD        PRINCIPAL OCCUPATION(S) DURING THE                      VANGUARD FUNDS
                         POSITION(S)        FUNDS' TRUSTEE/ PAST FIVE YEARS AND                                        OVERSEEN BY
NAME, YEAR OF BIRTH      HELD WITH FUNDS    OFFICER SINCE   OUTSIDE DIRECTORSHIPS                                  TRUSTEE/OFFICER
-------------------      ---------------    --------------  --------------------------                             ---------------
Alfred M. Rankin, Jr.    Trustee            January 1993    Chairman, President, Chief Executive                               155
(1941)                                                      Officer, and  Director of NACCO
                                                            Industries, Inc. (forklift trucks/
                                                            housewares/lignite); Director of Goodrich
                                                            Corporation (industrial products/aircraft
                                                            systems and services).

J. Lawrence Wilson       Trustee            April 1985      Retired Chairman and Chief Executive                               155
(1936)                                                      Officer of Rohm and Haas Co. (chemicals);
                                                            Director of Cummins Inc.(diesel engines)
                                                            and AmerisourceBergen Corp.
                                                            (pharmaceutical distribution); Trustee of
                                                            Vanderbilt University and of Culver
                                                            Educational Foundation.
-----------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
Thomas J. Higgins/1/     Chief Financial    July 1998       Principal of Vanguard; Chief Financial Officer                     155
(1957)                   Officer                            of each of the  investment companies served by
                                                            Vanguard, since September 2008; Treasurer of
                                                            each of the investment companies served by
                                                            Vanguard (1998-2008).

Kathryn J. Hyatt/1/      Treasurer          November 2008   Principal of Vanguard; Treasurer of each                           155
(1955)                                                      of the  investment companies served by
                                                            Vanguard since November 2008; Assistant
                                                            Treasurer of each of the investment
                                                            companies served by Vanguard (1988-2008).

F. William McNabb III/1/ Chief Executive    March 2008      Chief Executive Officer of Vanguard since                          155
(1957)                   Officer and                        August 31, 2008; Director and President of
                         President                          Vanguard since March 2008; Chief Executive
                                                            Officer and President of each of the investment
                                                            companies served by Vanguard, since March 2008;
                                                            Director of VMC; Managing Director of Vanguard
                                                            (1995-2008).

Heidi Stam/1/            Secretary          July 2005       Managing Director of Vanguard since 2006;                          155
(1956)                                                      General Counsel of Vanguard since 2005;
                                                            Secretary of Vanguard and of each of the
                                                            investment companies served by Vanguard,
                                                            since 2005; Director and Senior Vice
                                                            President of VMC since 2005; Principal of
                                                            Vanguard (1997-2006).

1 These invididuals are "interested persons" as defined in the 1940 Act.


 Mr. Ellis is a Senior Advisor to Greenwich Associates, a firm that consults on business strategy to professional financial services organizations in markets around the world. A large number of financial service providers, including Vanguard, subscribe to programs of research-based consulting. During calendar years 2007 and 2008, Vanguard paid Greenwich subscription fees amounting to less than $xxx,000. Vanguard's subscription rates are similar to those of other subscribers.



 Board Committees: The Trust's board has the following committees:

- Audit Committee: This committee oversees the accounting and financial reporting policies, the systems of internal controls, and the independent audits of each fund and Vanguard. All independent trustees serve as members of the committee. The committee held two meetings during the Funds' last fiscal year.


- Compensation Committee: This committee oversees the compensation programs established by each fund and Vanguard for the benefit of their employees, officers, and trustees/directors. All independent trustees serve as members of the committee. The committee held five meetings during the Funds' last fiscal year.

- Nominating Committee: This committee nominates candidates for election to Vanguard's board of directors and the board of trustees of each fund (collectively, the Vanguard boards). The committee also has the authority to recommend the removal of any director or trustee from the Vanguard boards. All independent trustees serve as members of the committee. The committee held nine meetings during the Funds' last fiscal year.

 The Nominating Committee will consider shareholder recommendations for trustee nominees. Shareholders may send recommendations to Mr. Rankin, Chairman of the Committee.


TRUSTEE COMPENSATION


The same individuals serve as trustees of all Vanguard funds and each fund pays a proportionate share of the trustees' compensation. The funds also employ their officers on a shared basis; however, officers are compensated by Vanguard, not the funds.


 INDEPENDENT TRUSTEES. The funds compensate their independent trustees (i.e., the ones who are not also officers of the funds) in three ways:

- The independent trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled board meetings.

- The independent trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.

- Upon retirement (after attaining age 65 and completing five years of service), the independent trustees who began their service prior to January 1, 2001, receive a retirement benefit under a separate account arrangement. As of January 1, 2001, the opening balance of each eligible trustee's separate account was generally equal to the net present value of the benefits he or she had accrued under the trustees' former retirement plan. Each eligible trustee's separate account will be credited annually with interest at a rate of 7.5% until the trustee receives his or her final distribution. Those independent trustees who began their service on or after January 1, 2001, are not eligible to participate in the plan.


 "INTERESTED" TRUSTEE. Mr. Brennan serves as a trustee, but is not paid in this capacity. He is, however, paid in his role as an officer of Vanguard.


 COMPENSATION TABLE. The following table provides compensation details for each of the trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Funds for each trustee. In addition, the table shows the total amount of benefits that we expect each trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each trustee by all Vanguard funds.



                   VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
                          TRUSTEES' COMPENSATION TABLE



                                             Pension or Retirement
                              Aggregate        Benefits Accrued as              Accrued Annual           Total Compensation
                      Compensation from              Part of these       Retirement Benefit at      from All Vanguard Funds
Trustee                these Funds/(1)/       Funds' Expenses/(1)/        January 1, 2008/(2)/        Paid to Trustees/(3)/
----------           ------------------      ---------------------      ----------------------        ---------------------
John J. Brennan                      --                         --                          --                           --
Charles D. Ellis                 $x,xxx                         --                          --                     $xxx,xxx
Emerson U. Fullwood/4/            x,xxx                         --                          --                      xxx,xxx
Rajiv L. Gupta                    x,xxx                         --                          --                      xxx,xxx
Amy Gutmann                       x,xxx                         --                          --                      xxx,xxx
JoAnn Heffernan Heisen            x,xxx                       $xxx                      $x,xxx                      xxx,xxx
Andre F. Perold                   x,xxx                         --                          --                      xxx,xxx
Alfred M. Rankin, Jr.             x,xxx                        xxx                       x,xxx                      xxx,xxx
J. Lawrence Wilson                x,xxx                        xxx                       x,xxx                      xxx,xxx

1 The amounts shown in this column are based on the Funds' fiscal year ended October 31, 2008. Each Fund within the Trust is responsible for a proportionate share of these amounts.
2 Each trustee is eligible to receive retirement benefits only after completing at least 5 years (60 consecutive months) of service as a trustee for the Vanguard funds. The annual retirement benefit will be paid in monthly installments, beginning with the month following the trustee's retirement from service, and will cease after 10 years of payments (120 monthly installments). Trustees who began their service on or after January 1, 2001, are not eligible to participate in the retirement benefit plan.
3 The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of xxx
  Vanguard funds for the 2008 calendar year.
4 Mr. Fullwood became a member of the Funds' board effective January 2008.

OWNERSHIP OF FUND SHARES


All trustees allocate their investments among the various Vanguard funds based on their own investment needs. The following table shows each trustee's ownership of shares of each Fund and of all Vanguard funds served by the trustee as of December 31, 2008. Vanguard FTSE All-World ex-US Small-Cap Index Fund did not commence operations until February 27, 2009.


                                                          DOLLAR RANGE OF FUND   AGGREGATE DOLLAR RANGE OF
                                                                  SHARES OWNED        VANGUARD FUND SHARES
FUND                                            TRUSTEE             BY TRUSTEE            OWNED BY TRUSTEE
----                                            -------             ----------            ----------------
EUROPEAN STOCK INDEX FUND               John J. Brennan                     xx                          xx
                                       Charles D. Ellis                     xx                          xx
                                    Emerson U. Fullwood                     xx                          xx
                                         Rajiv L. Gupta                     xx                          xx
                                            Amy Gutmann                     xx                          xx
                                 JoAnn Heffernan Heisen                     xx                          xx
                                        Andre F. Perold                     xx                          xx
                                  Alfred M. Rankin, Jr.                     xx                          xx
                                     J. Lawrence Wilson                     xx                          xx

PACIFIC STOCK INDEX FUND                John J. Brennan                     xx                          xx
                                       Charles D. Ellis                     xx                          xx
                                    Emerson U. Fullwood                     xx                          xx
                                         Rajiv L. Gupta                     xx                          xx
                                            Amy Gutmann                     xx                          xx
                                 JoAnn Heffernan Heisen                     xx                          xx
                                        Andre F. Perold                     xx                          xx
                                  Alfred M. Rankin, Jr.                     xx                          xx
                                     J. Lawrence Wilson                     xx                          xx

EMERGING MARKETS STOCK INDEX FUND       John J. Brennan                     xx                          xx
                                       Charles D. Ellis                     xx                          xx
                                    Emerson U. Fullwood                     xx                          xx
                                         Rajiv L. Gupta                     xx                          xx
                                            Amy Gutmann                     xx                          xx
                                 JoAnn Heffernan Heisen                     xx                          xx
                                        Andre F. Perold                     xx                          xx
                                  Alfred M. Rankin, Jr.                     xx                          xx
                                     J. Lawrence Wilson                     xx                          xx

FTSE ALL-WORLD EX-US INDEX FUND         John J. Brennan                     xx                          xx
                                       Charles D. Ellis                     xx                          xx
                                    Emerson U. Fullwood                     xx                          xx
                                         Rajiv L. Gupta                     xx                          xx
                                            Amy Gutmann                     xx                          xx
                                 JoAnn Heffernan Heisen                     xx                          xx
                                        Andre F. Perold                     xx                          xx
                                  Alfred M. Rankin, Jr.                     xx                          xx
                                     J. Lawrence Wilson                     xx                          xx

                                                          DOLLAR RANGE OF FUND   AGGREGATE DOLLAR RANGE OF
                                                                  SHARES OWNED        VANGUARD FUND SHARES
FUND                                            TRUSTEE             BY TRUSTEE            OWNED BY TRUSTEE
----                                            -------             ----------            ----------------
TOTAL WORLD STOCK INDEX FUND            John J. Brennan                     xx                          xx
                                       Charles D. Ellis                     xx                          xx
                                    Emerson U. Fullwood                     xx                          xx
                                         Rajiv L. Gupta                     xx                          xx
                                            Amy Gutmann                     xx                          xx
                                 JoAnn Heffernan Heisen                     xx                          xx
                                        Andre F. Perold                     xx                          xx
                                  Alfred M. Rankin, Jr.                     xx                          xx
                                     J. Lawrence Wilson                     xx                          xx


 As of January 30, 2009, the trustees and executive officers of the funds owned, in the aggregate, less than xx% of each class of each fund's outstanding shares.


 As of January 30, 2009, those listed below owned of record 5% or more of each class's outstanding shares:


xx





 Although the Funds do not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company (DTC) participants, as of January 23, 2009, the name and percentage ownership of each DTC participant that owned a record 5% or more of the outstanding ETF Shares of a Fund were as follows:


xx





PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES


INTRODUCTION


Vanguard and the Boards of Trustees of the Vanguard funds (Boards) have adopted Portfolio Holdings Disclosure Policies and Procedures (Policies and Procedures) to govern the disclosure of the portfolio holdings of each Vanguard fund. Vanguard and the Boards considered each of the circumstances under which Vanguard fund portfolio holdings may be disclosed to different categories of persons under the Policies and Procedures. Vanguard and the Boards also considered actual and potential material conflicts that could arise in such circumstances between the interests of Vanguard fund shareholders, on the one hand, and those of the fund's investment advisor, distributor, or any affiliated person of the fund, its investment advisor, or its distributor, on the other. After giving due consideration to such matters and after the exercise of their fiduciary duties and reasonable business judgment, Vanguard and the Boards determined that the Vanguard funds have a legitimate business purpose for disclosing portfolio holdings to the persons described in each of the circumstances set forth in the Policies and Procedures and that the Policies and Procedures are reasonably designed to ensure that disclosure of portfolio holdings and information about portfolio holdings is in the best interests of fund shareholders and appropriately addresses the potential for material conflicts of interest.


 The Boards exercise continuing oversight of the disclosure of Vanguard fund portfolio holdings by (1) overseeing the implementation and enforcement of the Policies and Procedures, the Code of Ethics, and the Policies and Procedures Designed to Prevent the Misuse of Inside Information (collectively, the portfolio holdings governing policies) by the Chief Compliance Officer of Vanguard and the Vanguard funds; (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies; and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. Vanguard and the Boards reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice at their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (e.g., stocks and bonds) held by a Vanguard fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the fund.

ONLINE DISCLOSURE OF TEN LARGEST STOCK HOLDINGS


Each of the Vanguard equity funds and Vanguard balanced funds generally will seek to disclose the fund's ten largest stock portfolio holdings and the percentages that each of these ten largest stock portfolio holdings represents of the fund's total assets as of the most recent calendar-quarter-end (quarter-end ten largest stock holdings) online at www.vanguard.com in the "Portfolio" section of the fund's Portfolio & Management page, 15 calendar days after the end of the calendar quarter. In addition, those funds generally will seek to disclose the fund's ten largest stock portfolio holdings as of the most recent month-end (month-end ten largest stock holdings, and together with quarter-end ten largest stock holdings, ten largest stock holdings) online at www.vanguard.com in the "Portfolio" section of the fund's Portfolio & Management page, 10 business days after the end of the month. Online disclosure of the ten largest stock holdings is made to all categories of persons, including individual investors, institutional investors, intermediaries, third-party service providers, rating and ranking organizations, affiliated persons of a Vanguard fund, and all other persons.



ONLINE DISCLOSURE OF COMPLETE PORTFOLIO HOLDINGS


Each of the Vanguard funds, excluding Vanguard money market funds and Vanguard Market Neutral Fund, generally will seek to disclose the fund's complete portfolio holdings (complete portfolio holdings) as of the most recent calendar-quarter-end online at www.vanguard.com in the "Portfolio" section of the fund's Portfolio & Management page, 30 calendar days after the end of the calendar quarter. Vanguard Market Neutral Fund generally will seek to disclose the fund's complete portfolio holdings as of the most recent calendar-quarter-end online at www.vanguard.com, in the "Portfolio" section of the fund's Portfolio & Management page, 60 calendar days after the end of the calendar quarter. Online disclosure of complete portfolio holdings is made to all categories of persons, including individual investors, institutional investors, intermediaries, third-party service providers, rating and ranking organizations, affiliated persons of a Vanguard fund, and all other persons. Vanguard's Portfolio Review Department will review complete portfolio holdings before online disclosure is made as described above and, after consultation with a Vanguard fund's investment advisor, may withhold any portion of the fund's complete portfolio holdings from online disclosure as described above when deemed to be in the best interests of the fund.



DISCLOSURE OF COMPLETE PORTFOLIO HOLDINGS TO SERVICE PROVIDERS SUBJECT TO CONFIDENTIALITY AND TRADING RESTRICTIONS


Vanguard, for legitimate business purposes, may disclose Vanguard fund complete portfolio holdings at times it deems necessary and appropriate to rating and ranking organizations, financial printers, proxy voting service providers, pricing information vendors, third parties that deliver analytical, statistical, or consulting services, and other third parties that provide services (collectively, Service Providers) to Vanguard, Vanguard subsidiaries, and/or the Vanguard funds. Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a written agreement imposing a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information.


 The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the Service Provider, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure to a Service Provider varies and may be as frequent as daily, with no lag. Disclosure of Vanguard fund complete portfolio holdings by Vanguard to a Service Provider must be authorized by a Vanguard fund officer or a Principal in Vanguard's Portfolio Review or Legal Department. Any disclosure of Vanguard fund complete portfolio holdings to a Service Provider as previously described may also include a list of the other investment positions that make up the fund, such as cash investments and derivatives.


 Currently, Vanguard fund complete portfolio holdings are disclosed to the following Service Providers as part of ongoing arrangements that serve legitimate business purposes: Abel/Noser Corporation, Advisor Software, Inc., Alcom Printing Group Inc., Apple Press, L.C., Broadridge Financial Solutions, Inc., Brown Brothers Harriman & Co., FactSet Research Systems Inc., Intelligencer Printing Company, Investment Technology Group, Inc., Lipper, Inc., McMunn Associates Inc., Pitney Bowes Management Services, Reuters America Inc., R.R. Donnelley, Inc., State Street Bank and Trust Company, Triune Color Corporation, and Tursack Printing Inc.

DISCLOSURE OF COMPLETE PORTFOLIO HOLDINGS TO VANGUARD AFFILIATES AND CERTAIN FIDUCIARIES SUBJECT TO CONFIDENTIALITY AND TRADING RESTRICTIONS


Vanguard fund complete portfolio holdings may be disclosed between and among the following persons (collectively, Affiliates and Fiduciaries) for legitimate business purposes within the scope of their official duties and responsibilities, subject to such persons' continuing legal duty of confidentiality and legal duty not to trade on the basis of any material nonpublic information, as such duties are imposed under the Code of Ethics, the Policies and Procedures Designed to Prevent the Misuse of Inside Information, by agreement, or under applicable laws, rules, and regulations: (1) persons who are subject to the Code of Ethics or the Policies and Procedures Designed to Prevent the Misuse of Inside Information; (2) an investment advisor, distributor, administrator, transfer agent, or custodian to a Vanguard fund; (3) an accounting firm, an auditing firm or outside legal counsel retained by Vanguard, a Vanguard subsidiary, or a Vanguard fund; (4) an investment advisor to whom complete portfolio holdings are disclosed for due diligence purposes when the advisor is in merger or acquisition talks with a Vanguard fund's current advisor; and (5) a newly hired investment advisor or sub-advisor to whom complete portfolio holdings are disclosed prior to the time it commences its duties.


 The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is determined by such Affiliates and Fiduciaries based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure between and among Affiliates and Fiduciaries varies and may be as frequent as daily, with no lag. Any disclosure of Vanguard fund complete portfolio holdings to any Affiliates and Fiduciaries as previously described may also include a list of the other investment positions that make up the fund, such as cash investments and derivatives. Disclosure of Vanguard fund complete portfolio holdings or other investment positions by Vanguard, Vanguard Marketing Corporation, or a Vanguard fund to Affiliates and Fiduciaries must be authorized by a Vanguard fund officer or a Principal of Vanguard.


 Currently, Vanguard fund complete portfolio holdings are disclosed to the following Affiliates and Fiduciaries as part of ongoing arrangements that serve legitimate business purposes: Vanguard and each investment advisor, custodian, and independent registered public accounting firm identified in this Statement of Additional Information.



DISCLOSURE OF PORTFOLIO HOLDINGS TO BROKER-DEALERS IN THE NORMAL COURSE OF MANAGING A FUND'S ASSETS


An investment advisor, administrator, or custodian for a Vanguard fund may, for legitimate business purposes within the scope of its official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions that make up the fund to one or more broker-dealers during the course of, or in connection with, normal day-to-day securities and derivatives transactions with or through such broker-dealers subject to the broker-dealer's legal obligation not to use or disclose material nonpublic information concerning the fund's portfolio holdings, other investment positions, securities transactions, or derivatives transactions without the consent of the fund or its agents. The Vanguard funds have not given their consent to any such use or disclosure and no person or agent of Vanguard is authorized to give such consent except as approved in writing by the Boards of the Vanguard funds. Disclosure of portfolio holdings or other investment positions by Vanguard to broker-dealers must be authorized by a Vanguard fund officer or a Principal of Vanguard.


DISCLOSURE OF NON-MATERIAL INFORMATION


The Policies and Procedures permit Vanguard fund officers, Vanguard fund portfolio managers, and other Vanguard representatives (collectively, Approved Vanguard Representatives) to disclose any views, opinions, judgments, advice, or commentary, or any analytical, statistical, performance, or other information, in connection with or relating to a Vanguard fund or its portfolio holdings and/or other investment positions (collectively, commentary and analysis) or any changes in the portfolio holdings of a Vanguard fund that occurred after the most recent calendar-quarter end (recent portfolio changes) to any person if (1) such disclosure serves a legitimate business purpose, (2) such disclosure does not effectively result in the disclosure of the complete portfolio holdings of any Vanguard fund (which can be disclosed only in accordance with the Policies and Procedures), and (3) such information does not constitute material nonpublic information. Disclosure of commentary and analysis or recent portfolio changes by Vanguard, Vanguard Marketing Corporation, or a Vanguard fund must be authorized by a Vanguard fund officer or a Principal of Vanguard.

 An Approved Vanguard Representative must make a good faith determination whether the information constitutes material nonpublic information, which involves an assessment of the particular facts and circumstances. Vanguard believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning a Vanguard fund. Nonexclusive examples of commentary and analysis about a Vanguard fund include (1) the allocation of the fund's portfolio holdings and other investment positions among various asset classes, sectors, industries, and countries; (2) the characteristics of the stock and bond components of the fund's portfolio holdings and other investment positions; (3) the attribution of fund returns by asset class, sector, industry, and country; and (4) the volatility characteristics of the fund. Approved Vanguard Representatives may at their sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or for no reason. "Approved Vanguard Representatives" include, for purposes of the Policies and Procedures, persons employed by or associated with Vanguard or a subsidiary of Vanguard who have been authorized by Vanguard's Portfolio Review Department to disclose recent portfolio changes and/or commentary and analysis in accordance with the Policies and Procedures.


 Currently, Vanguard non-material portfolio holdings information is disclosed to KPMG, LLP, and R.V. Kuhns & Associates.



DISCLOSURE OF PORTFOLIO HOLDINGS IN ACCORDANCE WITH SEC EXEMPTIVE ORDERS


Vanguard's Fund Financial Services unit may disclose to the National Securities Clearing Corporation (NSCC) the daily portfolio composition files (PCFs) that identify a basket of specified securities which may overlap with the actual or expected portfolio holdings of the Vanguard funds (ETF Funds) that offer a class of shares known as Vanguard ETF Shares in accordance with the terms and conditions of related exemptive orders (Vanguard ETF Exemptive Orders) issued by the Securities and Exchange Commission (SEC), as described further below.


 Unlike the conventional classes of shares issued by ETF Funds, the ETF Shares are listed for trading on a national securities exchange. Each ETF Fund issues ETF Shares in large blocks, known as "Creation Units." To purchase or redeem a Creation Unit, an investor must be an "Authorized Participant" or it must do so through a broker-dealer that is an Authorized Participant. An Authorized Participant is a participant in the Depository Trust Company (DTC) that has executed a Participant Agreement with Vanguard Marketing Corporation. Each ETF Fund issues Creation Units in exchange for a "portfolio deposit" consisting of a basket of specified securities (Deposit Securities) and a cash payment (the Balancing Amount). Each ETF Fund also redeems Creation Units in kind; an investor who tenders a Creation Unit will receive, as redemption proceeds, a basket of specified securities together with a Balancing Amount.


 In connection with the creation and redemption process, and in accordance with the terms and conditions of the Vanguard ETF Exemptive Orders, Vanguard makes available to the NSCC, for dissemination to NSCC participants on each business day prior to the opening of trading on the listing exchange, a PCF containing a list of the names and the required number of shares of each Deposit Security for each ETF Fund. (The NSCC is a clearing agency registered with the SEC and affiliated with DTC.) In addition, the listing exchange disseminates (1) continuously throughout the trading day, through the facilities of the consolidated tape, the market value of an ETF Share, and (2) every 15 seconds throughout the trading day, separately from the consolidated tape, a calculation of the estimated NAV of an ETF Share (which estimate is expected to be accurate to within a few basis points). Comparing these two figures allows an investor to determine whether, and to what extent, ETF Shares are selling at a premium or at a discount to NAV. ETF Shares are listed on the exchange and traded in the secondary market in the same manner as other equity securities. The price of ETF Shares trading on the secondary market is based on a current bid/offer market.



 As contemplated by the Vanguard ETF Exemptive Orders, Vanguard and the ETF Funds expect that only institutional arbitrageurs and institutional investors with large indexed portfolios will buy and sell ETF Shares in Creation Unit-sized aggregations because Creation Units can be purchased only in exchange for securities likely to cost millions of dollars. An exchange specialist, in providing for a fair and orderly secondary market for ETF Shares, also may purchase Creation Units for use in its market-making activities on the exchange. Vanguard and the ETF Funds expect secondary market purchasers of ETF Shares will include both institutional and retail investors. Vanguard and the ETF Funds believe that arbitrageurs will purchase or redeem Creation Units to take advantage of discrepancies between the ETF Shares' market price and the ETF Shares' underlying NAV. Vanguard and the ETF Funds expect that this arbitrage activity will provide a market "discipline" that will result in a close correspondence between the price at which the ETF Shares trade and their NAV. In other words, Vanguard and the ETF Funds do not expect the ETF Shares to trade at a significant premium or discount to their NAV.

 In addition to making PCFs available to the NSCC, as previously described, Vanguard's Fund Financial Services unit may disclose the PCF for any ETF Fund to any person, or online at www.vanguard.com to all categories of persons, if
(1) such disclosure serves a legitimate business purpose and (2) such disclosure does not constitute material nonpublic information. Vanguard's Fund Financial Services unit must make a good faith determination whether the PCF for any ETF Fund constitutes material nonpublic information, which involves an assessment of the particular facts and circumstances. Vanguard believes that in most cases the PCF for any ETF Fund would be immaterial and would not convey any advantage to the recipient in making an investment decision concerning the ETF Fund if sufficient time has passed between the date of the PCF and the date on which the PCF is disclosed. Vanguard's Fund Financial Services unit may at its sole discretion determine whether to deny any request for the PCF for any ETF Fund made by any person, and may do so for any reason or for no reason. Disclosure of a PCF must be authorized by a Vanguard fund officer or a Principal in Vanguard's Fund Financial Services unit.



DISCLOSURE OF PORTFOLIO HOLDINGS RELATED INFORMATION TO THE ISSUER OF A SECURITY FOR LEGITIMATE BUSINESS PURPOSES


Vanguard, at its sole discretion, may disclose portfolio holdings information concerning a security held by one or more Vanguard funds to the issuer of such security if the issuer presents, to the satisfaction of Fund Financial Services, convincing evidence that the issuer has a legitimate business purpose for such information. Disclosure of this information to an issuer is conditioned on the issuer being subject to a written agreement imposing a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information. The frequency with which portfolio holdings information concerning a security may be disclosed to the issuer of such security, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the issuer, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure to an issuer cannot be determined in advance of a specific request and will vary based upon the particular facts and circumstances and the legitimate business purposes, but in unusual situations could be as frequent as daily, with no lag. Disclosure of portfolio holdings information concerning a security held by one or more Vanguard funds to the issuer of such security must be authorized by a Vanguard fund officer or a Principal in Vanguard's Portfolio Review or Legal Department.



DISCLOSURE OF PORTFOLIO HOLDINGS AS REQUIRED BY APPLICABLE LAW


Vanguard fund portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions that make up a fund shall be disclosed to any person as required by applicable laws, rules, and regulations. Examples of such required disclosure include, but are not limited to, disclosure of Vanguard fund portfolio holdings (1) in a filing or submission with the SEC or another regulatory body, (2) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case, (3) in connection with a lawsuit, or (4) as required by court order. Disclosure of portfolio holdings or other investment positions by Vanguard, Vanguard Marketing Corporation, or a Vanguard fund as required by applicable laws, rules, and regulations must be authorized by a Vanguard fund officer or a Principal of Vanguard.


PROHIBITIONS ON DISCLOSURE OF PORTFOLIO HOLDINGS


No person is authorized to disclose Vanguard fund portfolio holdings or other investment positions (whether online at www.vanguard.com, in writing, by fax, by e-mail, orally, or by other means) except in accordance with the Policies and Procedures. In addition, no person is authorized to make disclosure pursuant to the Policies and Procedures if such disclosure is otherwise unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the 1940 Act). Furthermore, Vanguard's management, at its sole discretion, may determine not to disclose portfolio holdings or other investment positions that make up a Vanguard fund to any person who would otherwise be eligible to receive such information under the Policies and Procedures, or may determine to make such disclosures publicly as provided by the Policies and Procedures.



PROHIBITIONS ON RECEIPT OF COMPENSATION OR OTHER CONSIDERATION


The Policies and Procedures prohibit a Vanguard fund, its investment advisor, and any other person from paying or receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of Vanguard fund portfolio holdings or other investment positions. "Consideration" includes any agreement to maintain assets in the fund or in other investment companies or accounts managed by the investment advisor or by any affiliated person of the investment advisor.


                          INVESTMENT ADVISORY SERVICES


The Funds receive all investment advisory services from Vanguard, through its Quantitative Equity Group. These services are provided on an at-cost basis from an experienced advisory staff employed directly by Vanguard. The compensation and other expenses of the advisory staff are allocated among the funds utilizing these services.


 Vanguard FTSE All-World ex-US Small-Cap Index Fund did not commence operations until February 27, 2009. During the fiscal years ended October 31, 2006, 2007, and 2008, the Funds incurred expenses for investment advisory services of approximately the following amounts:





    FUND                                                2006            2007           2008
    ----                                                ----            ----           ----
    Vanguard European Stock Index Fund              $221,000        $757,000       $xxx,000
    Vanguard Pacific Stock Index Fund                136,000         401,000        xxx,000
    Vanguard Emerging Markets Stock Index Fund       126,000         408,000        xxx,000
    Vanguard FTSE All-World ex-US Index Fund/1/           --          12,000         xx,000
    Vanguard Total World Stock Index Fund/2/              --              --         xx,000
    1 Vanguard FTSE All-World ex-US Index Fund did not commence operations until March 2, 2007.
    2 Vanguard Total World Stock Index Fund did not commence operations until June 24, 2008.



OTHER ACCOUNTS MANAGED


Duane F. Kelly co-manages the European Stock Index Fund, Emerging Markets Stock Index Fund, FTSE All-World ex-US Index Fund, and Total World Stock Index Fund, which, as of October 31, 2008, collectively held assets of $xx billion. Mr. Kelly also co-manages the FTSE All-World ex-US Small-Cap Index Fund, which commenced operations on February 27, 2009. As of October 31, 2008, Mr. Kelly managed xx other registered investment companies with total assets of $xx billion (advisory fees not based on account performance) and xx other pooled investment vehicles with total assets of $xx billion (advisory fees not based on account performance).


 Ryan E. Ludt co-manages the Total World Stock Index Fund and FTSE All-World ex-US Index Fund, which, as of October 31, 2008, collectively held assets of $xx billion. Mr. Ludt also co-manages the FTSE All-World ex-US Small-Cap Index Fund, which commenced operations on February 27, 2009. As of October 31, 2008, Mr. Ludt managed xx other registered investment companies with total assets of $xx billion (advisory fees not based on account performance) and xx other pooled investment vehicle with total assets of $xx billion (advisory fees not based on account performance).


 Michael Buek manages the Pacific Stock Index Fund which, as of October 31, 2008, held assets of $xx billion. As of October 31, 2008, Mr. Buek managed xx other registered investment companies with total assets of $xx billion (advisory fees not based on account performance) and xx other pooled investment vehicles with total assets of $xx billion (advisory fees not based on account performance).


 Michael Perre co-manages the Emerging Markets Stock Index Fund which, as of October 31, 2008, held assets of $xx billion. As of October 31, 2008, Mr. Perre managed all or a portion of xx other registered investment companies with total assets of $xx billion (advisory fees not based on account performance) and xx other pooled investment vehicles with total assets of $xx billion (advisory fees not based on account performance).


 Gerald O'Reilly co-manages the European Stock Index Fund which, as of October 31, 2008, held assets of $xx billion. As of October 31, 2008, Mr. O'Reilly managed xx other registered investment companies with total assets of $xx billion (advisory fees not based on account performance) and xx other pooled investment vehicles with total assets of $xx billion (advisory fees not based on account performance).



MATERIAL CONFLICTS OF INTEREST


At Vanguard, individual portfolio managers may manage multiple accounts for multiple clients. In addition to mutual funds, these other accounts may include separate accounts, collective trusts, or offshore funds. Managing multiple funds and accounts may give rise to potential conflicts of interest, including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. Vanguard manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes, and oversight by directors and independent third parties. Vanguard has developed trade allocation procedures and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.


DESCRIPTION OF COMPENSATION


Each Fund's portfolio manager is a Vanguard employee. This section describes the compensation of the Vanguard employees who manage Vanguard mutual funds. As of October 31, 2008, a Vanguard portfolio manager's compensation generally consists of base salary, bonus, and payments under Vanguard's long-term incentive compensation program. In addition, portfolio managers are eligible for the standard retirement benefits and health and welfare benefits available to all Vanguard employees. Also, certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Vanguard adopted in the 1980's to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of tax law changes. These plans are structured to provide the same retirement benefits as the standard retirement benefits.



 In the case of portfolio managers responsible for managing multiple Vanguard funds or accounts, the method used to determine their compensation is the same for all funds and investment accounts.


 A portfolio manager's base salary is determined by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by the Vanguard Human Resources Department. A portfolio manager's base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.


 A portfolio manager's bonus is determined by a number of factors. One factor is gross, pre-tax performance of the fund relative to expectations for how the fund should have performed, given its objective, policies, strategies, and limitations, and the market environment during the measurement period. This performance factor is not based on the value of assets held in the fund's portfolio. For each Fund, the performance factor depends on how closely the portfolio manager tracks the fund's benchmark index over a one-year period. For the European Stock Index Fund, Pacific Stock Index Fund, Emerging Markets Stock Index Fund, FTSE All-World ex-US Index Fund, Total World Stock Index Fund, and FTSE All-World ex-US Small-Cap Index Fund, the benchmark indexes are the Morgan Stanley Capital International/(R)/ (MSCI/(R)/) Europe Index, MSCI Pacific Index, MSCI Emerging Markets Stock Index, FTSE All-World ex US Index, FTSE All-World Index, and FTSE Global Small Cap ex US Index, respectively. Additional factors include the portfolio manager's contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the manager satisfies the objectives stated above. The bonus is paid on an annual basis.



 Under the long-term incentive compensation program, all full-time employees receive a payment from Vanguard's long term incentive compensation plan based on their years of service, job level and, if applicable, management responsibilities. Each year, Vanguard's independent directors determine the amount of the long term incentive compensation award for that year based on the investment performance of the Vanguard funds relative to competitors and Vanguard's operating efficiencies in providing services to the Vanguard funds.


OWNERSHIP OF SECURITIES


Vanguard employees, including portfolio managers, allocate their investments among the various Vanguard funds based on their own individual investment needs and goals. Vanguard employees, as a group invest a sizeable portion of their personal assets in Vanguard funds. As of October 31, 2008, Vanguard employees collectively invested more than $1.7 billion in Vanguard funds. John J. Brennan, Chairman of the Board of Vanguard and the Vanguard funds; F. William McNabb III, Chief Executive Officer and President of Vanguard and the Vanguard funds; and George U. Sauter, Chief Investment Officer and Managing Director of Vanguard, invest substantially all of their personal financial assets in Vanguard funds.

 As of October 31, 2008, Mr. Kelly owned xx shares of the European Stock Index, FTSE All-World ex-US Index, and Total World Stock Index Funds and owned shares of the Emerging Markets Stock Index Fund within the $xx,001-$xx,000 range. As of October 31, 2008, Mr. Buek owned shares of the Pacific Stock Index Fund within the $xx,001-$xx,000 range. As of October 31, 2008, Mr. Ludt owned xx shares of the Total World Stock Index and FTSE All-World ex-US Index Funds. As of October 31, 2008, Mr. Perre owned xx shares of the Emerging Markets Stock Index Fund. As of October 31, 2008, Mr. O'Reilly owned xx shares of the European Stock Index Fund.



DURATION AND TERMINATION OF INVESTMENT ADVISORY AGREEMENT


Vanguard provides at-cost investment advisory services to the Funds pursuant to the terms of the Fourth Amended and Restated Funds' Service Agreement. This agreement will continue in full force and effect until terminated or amended by mutual agreement of the funds and Vanguard.



                             PORTFOLIO TRANSACTIONS


The advisor decides which securities to buy and sell on behalf of a Fund and then selects the brokers or dealers that will execute the trades on an agency basis or the dealers with whom the trades will be effected on a principal basis. For each trade, the advisor must select a broker-dealer that it believes will provide "best execution." Best execution does not necessarily mean paying the lowest spread or commission rate available. In seeking best execution, the SEC has said that an advisor should consider the full range of a broker-dealer's services. The factors considered by the advisor in seeking best execution include, but are not limited to, the broker-dealer's execution capability, clearance and settlement services, commission rate, trading expertise, willingness and ability to commit capital, ability to provide anonymity, financial responsibility, reputation and integrity, responsiveness, access to underwritten offerings and secondary markets, and access to company management, as well as the value of any research provided by the broker-dealer. In assessing which broker-dealer can provide best execution for a particular trade, the advisor also may consider the timing and size of the order and available liquidity and current market conditions. Subject to applicable legal requirements, the advisor may select a broker based partly on brokerage or research services provided to the advisor and its clients, including the Funds. The advisor may cause a Fund to pay a higher commission than other brokers would charge if the advisor determines in good faith that the amount of the commission is reasonable in relation to the value of services provided. The advisor also may receive brokerage or research services from broker-dealers that are provided at no charge in recognition of the volume of trades directed to the broker. To the extent research services or products may be a factor in selecting brokers, services and products may include written research reports analyzing performance or securities, discussions with research analysts, meetings with corporate executives to obtain oral reports on company performance, market data, and other products and services that will assist the advisor in its investment decision-making process. The research services provided by brokers through which a Fund effects securities transactions may be used by the advisor in servicing all of its accounts, and some of the services may not be used by the advisor in connection with the Fund.


 Vanguard FTSE All-World ex-US Small-Cap Index Fund did not commence operations until February 27, 2009. During the fiscal years ended October 31, 2006, 2007, and 2008, the Funds paid the following amounts in brokerage commissions:

         FUND                                  2006               2007               2008
         ----                                  ----               ----               ----
         European Stock Index           $11,056,000         $5,376,000         $x,xxx,000
         Pacific Stock Index              1,141,000            919,000            xxx,000
         Emerging Markets Stock Index    11,797,000          8,499,000          x,xxx,000
         FTSE All-World ex-US Index/1/           --            485,000            xxx,000
         Total World Stock Index/2/              --                 --            xxx,000
         1 Vanguard FTSE All-World ex-US Index Fund did not commence operations until March 2, 2007.
         2 Vanguard Total World Stock Index Fund did not commence operations until June 24, 2008.


 Some securities that are considered for investment by a Fund may also be appropriate for other Vanguard funds or for other clients served by the advisor. If such securities are compatible with the investment policies of a Fund and one or more of the advisor's other clients, and are considered for purchase or sale at or about the same time, then transactions in such securities will be aggregated by the advisor and the purchased securities or sale proceeds will be allocated among the participating Vanguard funds and the other participating clients of the advisor in a manner deemed equitable by the advisor. Although there may be no specified formula for allocating such transactions, the allocation methods used, and the results of such allocations, will be subject to periodic review by the Funds' board of trustees.


 As of October 31, 2008, each Fund held securities of its "regular brokers or dealers," as that term is defined in Rule 10b-1 of the 1940 Act, as follows:

FUND                                           REGULAR BROKER OR DEALER (OR PARENT)  AGGREGATE HOLDINGS
----                                           ------------------------------------  -------------------
Vanguard European Stock Index Fund                                                          $xxx,xxx,000
Vanguard Pacific Stock Index Fund                                                             xx,xxx,000
Vanguard Emerging Markets Stock Index Fund                                                    xx,xxx,000
Vanguard FTSE All-World ex-US Index Fund                                                      xx,xxx,000
Vanguard Total World Stock Index Fund                                                         xx,xxx,000




                            PROXY VOTING GUIDELINES


The Board of Trustees (the Board) of each Vanguard fund that invests in stocks has adopted proxy voting procedures and guidelines to govern proxy voting by the fund. The Board has delegated oversight of proxy voting to the Proxy Oversight Committee (the Committee), made up of senior officers of Vanguard, a majority of whom are also officers of each Vanguard fund, and subject to the operating procedures and guidelines described below. The Committee reports directly to the Board. Vanguard is subject to these guidelines to the extent the guidelines call for Vanguard to administer the voting process and implement the resulting voting decisions, and for these purposes have been approved by the Board of Directors of Vanguard.


 The overarching objective in voting is simple: to support proposals and director nominees that maximize the value of a fund's investments--and those of fund shareholders--over the long term. While the goal is simple, the proposals the funds receive are varied and frequently complex. As such, the guidelines adopted by the Board provide a rigorous framework for assessing each proposal. Under the guidelines, each proposal must be evaluated on its merits, based on the particular facts and circumstances as presented.


 For ease of reference, the procedures and guidelines often refer to all funds. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual funds. For most proxy proposals, particularly those involving corporate governance, the evaluation will result in the same position being taken across all of the funds and the funds voting as a block. In some cases, however, a fund may vote differently, depending upon the nature and objective of the fund, the composition of its portfolio, and other factors.


 The guidelines do not permit the Board to delegate voting responsibility to a third party that does not serve as a fiduciary for the funds. Because many factors bear on each decision, the guidelines incorporate factors the Committee should consider in each voting decision. A fund may refrain from voting if that would be in the fund's and its shareholders' best interests. These circumstances may arise, for example, if the expected cost of voting exceeds the expected benefits of voting, or if exercising the vote would result in the imposition of trading or other restrictions.



 In evaluating proxy proposals, we consider information from many sources, including but not limited to the investment advisor for the fund, management or shareholders of a company presenting a proposal, and independent proxy research services. We will give substantial weight to the recommendations of the company's board, absent guidelines or other specific facts that would support a vote against management. In all cases, however, the ultimate decision rests with the members of the Proxy Oversight Committee, who are accountable to the fund's Board.


 While serving as a framework, the following guidelines cannot contemplate all possible proposals with which a fund may be presented. In the absence of a specific guideline for a particular proposal (e.g., in the case of a transactional issue or contested proxy), the Committee will evaluate the issue and cast the fund's vote in a manner that, in the Committee's view, will maximize the value of the fund's investment, subject to the individual circumstances of the fund.


I. THE BOARD OF DIRECTORS


A. ELECTION OF DIRECTORS


Good governance starts with a majority-independent board, whose key committees are made up entirely of independent directors. As such, companies should attest to the independence of directors who serve on the Compensation,

Nominating, and Audit committees. In any instance in which a director is not categorically independent, the basis for the independence determination should be clearly explained in the proxy statement.


 While the funds will generally support the board's nominees, the following factors will be taken into account in determining each fund's vote:




FACTORS FOR APPROVAL                                     FACTORS AGAINST APPROVAL
--------------------                                     ------------------------
Nominated slate results in board made                    Nominated slate results in board made up
up of a majority of independent directors.               of a majority of non-independent directors.

All members of Audit,Nominating, and Compensation        Audit, Nominating, and/or Compensation committees include non-
committees are independent of management.                independent members.

                                                         Incumbent board member failed to attend at least 75% of meetings in the previous year.

                                                         Actions of committee(s) on which nominee serves are inconsistent with other guidelines (e.g., excessive option grants, substantial non-audit, fees lack of board independence).




B. CONTESTED DIRECTOR ELECTIONS


In the case of contested board elections, we will evaluate the nominees' qualifications, the performance of the incumbent board, as well as the rationale behind the dissidents' campaign, to determine the outcome that we believe will maximize shareholder value.


C. CLASSIFIED BOARDS


The funds will generally support proposals to declassify existing boards (whether proposed by management or shareholders), and will block efforts by companies to adopt classified board structures in which only part of the board is elected each year.


II. APPROVAL OF INDEPENDENT AUDITORS


The relationship between the company and its auditors should be limited primarily to the audit, although it may include certain closely related activities that do not, in the aggregate, raise any appearance of impaired independence. The funds will generally support management's recommendation for the ratification of the auditor, except in instances in which audit and audit-related fees make up less than 50% of the total fees paid by the company to the audit firm. We will evaluate on a case-by-case basis instances in which the audit firm has a substantial non-audit relationship with the company (regardless of its size relative to the audit fee) to determine whether independence has been compromised.


III. COMPENSATION ISSUES


A. STOCK-BASED COMPENSATION PLANS


Appropriately designed stock-based compensation plans, administered by an independent committee of the board and approved by shareholders, can be an effective way to align the interests of long-term shareholders with the interests of management, employees, and directors. The funds oppose plans that substantially dilute their ownership interest in the company, provide participants with excessive awards, or have inherently objectionable structural features.


 An independent compensation committee should have significant latitude to deliver varied compensation to motivate the company's employees. However, we will evaluate compensation proposals in the context of several factors (a company's industry, market capitalization, competitors for talent, etc.) to determine whether a particular plan or proposal balances the perspectives of employees and the company's other shareholders. We will evaluate each proposal on a case-by-case basis, taking all material facts and circumstances into account.

 The following factors will be among those considered in evaluating these proposals.




FACTORS FOR APPROVAL                                           FACTORS AGAINST APPROVAL
--------------------                                           ------------------------
Company requires senior executives to                          Total potential dilution (including all stock-based plans) exceeds
hold a minimum amount of company stock                         15% of shares outstanding.
(frequently expressed as a multiple of salary).

Company requires stock acquired through                        Annual option grants have exceeded 2% of shares outstanding.
option exercise to be held for a certain
period of time.

Compensation program includes                                  Plan permits repricing or replacement of options without
performance-vesting awards, indexed                            shareholder approval.
options, or other performance-linked grants.


Concentration of option grants to                              Plan provides for the issuance of reload options.
senior executives is limited (indicating
that the plan is very broad-based).

Stock-based compensation is                                    Plan contains automatic share replenishment (evergreen) feature.
clearly used as a substitute for cash in
delivering market-competitive total pay.





B. BONUS PLANS


Bonus plans, which must be periodically submitted for shareholder approval to qualify for deductibility under Section 162(m) of the IRC, should have clearly defined performance criteria and maximum awards expressed in dollars. Bonus plans with awards that are excessive, in both absolute terms and relative to a comparative group, generally will not be supported.


C. EMPLOYEE STOCK PURCHASE PLANS


The funds will generally support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and that shares reserved under the plan amount to less than 5% of the outstanding shares.


D. EXECUTIVE SEVERANCE AGREEMENTS (GOLDEN PARACHUTES)


While executives' incentives for continued employment should be more significant than severance benefits, there are instances--particularly in the event of a change in control--in which severance arrangements may be appropriate. Severance benefits triggered by a change in control that do not exceed three times an executive's salary and bonus may generally be approved by the compensation committee of the board without submission to shareholders. Any such arrangement under which the beneficiary receives more than three times salary and bonus--or where severance is guaranteed absent a change in control--should be submitted for shareholder approval.


IV. CORPORATE STRUCTURE AND SHAREHOLDER RIGHTS


The exercise of shareholder rights, in proportion to economic ownership, is a fundamental privilege of stock ownership that should not be unnecessarily limited. Such limits may be placed on shareholders' ability to act by corporate charter or by-law provisions, or by the adoption of certain takeover provisions. In general, the market for corporate control should be allowed to function without undue interference from these artificial barriers.


 The funds' positions on a number of the most commonly presented issues in this area are as follows:


A. SHAREHOLDER RIGHTS PLANS (POISON PILLS)


A company's adoption of a so-called poison pill effectively limits a potential acquirer's ability to buy a controlling interest without the approval of the target's board of directors. Such a plan, in conjunction with other takeover defenses, may serve to entrench incumbent management and directors. However, in other cases, a poison pill may force a suitor to negotiate with the board and result in the payment of a higher acquisition premium.

 In general, shareholders should be afforded the opportunity to approve shareholder rights plans within a year of their adoption. This provides the board with the ability to put a poison pill in place for legitimate defensive purposes, subject to subsequent approval by shareholders. In evaluating the approval of proposed shareholder rights plans, we will consider the following factors:





FACTORS FOR APPROVAL                                   FACTORS AGAINST APPROVAL
--------------------                                   -----------------------------
Plan is relatively short-term (3-5 years).             Plan is long term (>5 years).

Plan requires shareholder approval for renewal.        Renewal of plan is automatic or does not require shareholder approval.

Plan incorporates review by a committee                Ownership trigger is less than 15%.
of independent directors at least every three years
(so-called TIDE provisions).

Plan includes permitted-bid/qualified-offer            Classified board.
feature (chewable pill) that mandates a shareholder
vote in certain situations.

Ownership trigger is reasonable (15-20%).              Board with limited independence.
Highly independent,non-classified board.




B. CUMULATIVE VOTING


The funds are generally opposed to cumulative voting under the premise that it allows shareholders a voice in director elections that is disproportionate to their economic investment in the corporation.


C. SUPERMAJORITY VOTE REQUIREMENTS


The funds support shareholders' ability to approve or reject matters presented for a vote based on a simple majority. Accordingly, the funds will support proposals to remove supermajority requirements and oppose proposals to impose them.


D. RIGHT TO CALL MEETINGS AND ACT BY WRITTEN CONSENT


The funds support shareholders' right to call special meetings of the board (for good cause and with ample representation) and to act by written consent. The funds will generally vote for proposals to grant these rights to shareholders and against proposals to abridge them.


E. CONFIDENTIAL VOTING


The integrity of the voting process is enhanced substantially when shareholders (both institutions and individuals) can vote without fear of coercion or retribution based on their votes. As such, the funds support proposals to provide confidential voting.


F. DUAL CLASSES OF STOCK


We are opposed to dual class capitalization structures that provide disparate voting rights to different groups of shareholders with similar economic investments. We will oppose the creation of separate classes with different voting rights and will support the dissolution of such classes.


V. CORPORATE AND SOCIAL POLICY ISSUES


Proposals in this category, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices. The Board generally believes that these are "ordinary business matters" that are primarily the responsibility of management and should be evaluated and approved solely by the corporation's board of directors. Often, proposals may address concerns with which the Board philosophically agrees, but absent a compelling economic impact on shareholder value (e.g., proposals to require expensing of stock options), the funds will typically abstain from voting on these proposals. This reflects the belief that regardless of our philosophical perspective on the issue, these decisions should be the province of company management unless they have a significant, tangible impact on the value of a fund's investment and management is not responsive to the matter.

VI. VOTING IN FOREIGN MARKETS


Corporate governance standards, disclosure requirements, and voting mechanics vary greatly among the markets outside the United States in which the funds may invest. Each fund's votes will be used, where applicable, to advocate for improvements in governance and disclosure by each fund's portfolio companies. We will evaluate issues presented to shareholders for each fund's foreign holdings in the context with the guidelines described above, as well as local market standards and best practices. The funds will cast their votes in a manner believed to be philosophically consistent with these guidelines, while taking into account differing practices by market. In addition, there may be instances in which the funds elect not to vote, as described below.


 Many foreign markets require that securities be "blocked" or reregistered to vote at a company's meeting. Absent an issue of compelling economic importance, we will generally not subject the fund to the loss of liquidity imposed by these requirements.


 The costs of voting (e.g., custodian fees, vote agency fees) in foreign markets may be substantially higher than for U.S. holdings. As such, the fund may limit its voting on foreign holdings in instances where the issues presented are unlikely to have a material impact on shareholder value.


VII. VOTING ON A FUND'S HOLDINGS OF OTHER VANGUARD FUNDS


Certain Vanguard funds (owner funds) may, from time to time, own shares of other Vanguard funds (underlying funds). If an underlying fund submits a matter to a vote of its shareholders, votes for and against such matters on behalf of the owner funds will be cast in the same proportion as the votes of the other shareholders in the underlying fund.


VIII. THE PROXY VOTING GROUP


The Board has delegated the day-to-day operations of the funds' proxy voting process to the Proxy Voting Group, which the Committee oversees. While most votes will be determined, subject to the individual circumstances of each fund, by reference to the guidelines as separately adopted by each of the funds, there may be circumstances when the Proxy Voting Group will refer proxy issues to the Committee for consideration. In addition, at any time, the Board has the authority to vote proxies, when, at the Board's or the Committee's discretion, such action is warranted.



 The Proxy Voting Group performs the following functions: (1) managing proxy voting vendors; (2) reconciling share positions; (3) analyzing proxy proposals using factors described in the guidelines; (4) determining and addressing potential or actual conflicts of interest that may be presented by a particular proxy; and (5) voting proxies. The Proxy Voting Group also prepares periodic and special reports to the Board, and any proposed amendments to the procedures and guidelines.


IX. THE PROXY OVERSIGHT COMMITTEE


The Board, including a majority of the independent trustees, appoints the members of the Committee who are senior officers of Vanguard, a majority of whom are also officers of each Vanguard fund.


 The Committee does not include anyone whose primary duties include external client relationship management or sales. This clear separation between the proxy voting and client relationship functions is intended to eliminate any potential conflict of interest in the proxy voting process. In the unlikely event that a member of the Committee believes he or she might have a conflict of interest regarding a proxy vote, that member must recuse himself or herself from the committee meeting at which the matter is addressed, and not participate in the voting decision.


 The Committee works with the Proxy Voting Group to provide reports and other guidance to the Board regarding proxy voting by the funds. The Committee has an obligation to conduct its meetings and exercise its decision-making authority subject to the fiduciary standards of good faith, fairness, and Vanguard's Code of Ethics. The Committee shall authorize proxy votes that the Committee determines, at its sole discretion, to be in the best interests of each fund's shareholders. In determining how to apply the guidelines to a particular factual situation, the Committee may not take into account any interest that would conflict with the interest of fund shareholders in maximizing the value of their investments.



 The Board may review these procedures and guidelines and modify them from time to time. The procedures and guidelines are available on Vanguard's website at www.vanguard.com.

 You may obtain a free copy of a report that details how the funds voted the proxies relating to the portfolio securities held by the funds for the prior 12-month period ended June 30 by logging on to Vanguard's internet site, at www.vanguard.com, or the SEC's website at www.sec.gov.


                     INFORMATION ABOUT THE ETF SHARE CLASS


Each Fund offers and issues an exchange-traded class of shares called ETF Shares. Each Fund issues ETF Shares in large blocks, known as "Creation Units." To purchase or redeem a Creation Unit, you must be an Authorized Participant or you must do so through a broker that is an Authorized Participant. An Authorized Participant is a participant in the Depository Trust Company (DTC) that has executed a Participant Agreement with Vanguard Marketing Corporation, the Funds' Distributor.


 Each ETF Fund issues Creation Units in kind, in exchange for a basket of portfolio securities (Deposit Securities). Each ETF Fund also redeems Creation Units in kind; an investor who tenders a Creation Unit will receive an in-kind redemption of portfolio securities (Redemption Securities). The Deposit Securities and the Redemption Securities will usually, but may not always, be the same. The Deposit Securities and Redemption Securities may include American Depository Receipts (ADRs). As part of any creation or redemption transaction, the investor will either pay or receive some cash in addition to the securities, as described more fully below. Each ETF Fund reserves the right to issue Creation Units for cash, rather than in kind. As of the date of this Statement of Additional Information, cash purchases and redemptions will be required for securities traded in Brazil, Chile, India, Malaysia, Peru, South Korea, and Taiwan. [XX NOTE: THESE ARE SUBJECT TO CHANGE]


EXCHANGE LISTING AND TRADING


The ETF Shares have been approved for listing on a national securities exchange and will trade on the exchange at market prices that may differ from net asset value. There can be no assurance that, in the future, ETF Shares will continue to meet all of the exchange's listing requirements. The exchange may, but is not required to, delist a Fund's ETF Shares from listing if: (1) following the initial 12-month period beginning upon the commencement of trading, there are fewer than 50 beneficial owners of the ETF Shares for 30 or more consecutive trading days; (2) the value of the target index tracked by the Fund is no longer calculated or available; or (3) such other event shall occur or condition exist that, in the opinion of the exchange, makes further dealings on the exchange inadvisable. The exchange will also delist a Fund's ETF Shares upon termination of the ETF Share class.


 As with any stock traded on an exchange, purchases and sales of ETF Shares will be subject to usual and customary brokerage commissions.


The exchange disseminates through the facilities of the Consolidated Tape Association an updated "indicative optimized portfolio value" (IOPV) for each Fund as calculated by an information provider. The Funds are not involved with or responsible for the calculation or dissemination of the IOPVs, and they make no warranty as to the accuracy of the IOPVs. An IOPV for each Fund's ETF Shares is disseminated every 15 seconds during regular exchange trading hours. An IOPV has an equity securities value component and a cash component. The equity securities values included in an IOPV are based on the real time market prices of the Deposit Securities for a Fund's ETF Shares. The IOPV is designed as an estimate of a Fund's net asset value at a particular point in time, but it is only an estimate and it should not be viewed as the actual net asset value, which is calculated once each day.


CONVERSIONS AND EXCHANGES


Owners of conventional shares issued by an ETF Fund (Investor, Admiral, or Institutional Shares) may convert those shares into ETF Shares of equivalent value of the same Fund. Please note that investors who own conventional shares through a 401(k) plan or other employer-sponsored retirement or benefit plan may not convert those shares into ETF Shares. Vanguard will impose a charge on conversion transactions and reserves the right, in the future, to limit or terminate the conversion privilege. ETF Shares, whether acquired through a conversion or purchased on the secondary market, cannot be converted into shares of another class of the same fund. Similarly, ETF Shares of one fund cannot be exchanged for ETF Shares of another fund.


 Investors that are not Authorized Participants must hold ETF Shares in a brokerage account. Thus, before converting conventional shares into ETF Shares, an investor must have an existing, or open a new, brokerage account. To initiate a conversion of conventional shares into ETF Shares, an investor must contact his or her broker. The broker may charge a fee, over and above Vanguard's fee, to process a conversion request.


 Converting conventional shares into ETF Shares generally is accomplished as follows. First, after the broker notifies Vanguard of an investor's request to convert, Vanguard will transfer conventional shares from the investor's account with Vanguard to the broker's omnibus account with Vanguard (an account maintained by the broker on behalf of all its customers who hold conventional Vanguard fund shares through the broker). At this point, Vanguard will no longer have any record of the investor; his or her ownership of conventional shares and ETF Shares will be known only to his or her broker. Next, the broker will instruct Vanguard to convert the appropriate number or dollar amount of conventional shares in its omnibus account into ETF Shares of equivalent value, based on the respective net asset values of the two share classes. The Fund's transfer agent will reflect ownership of all ETF Shares in the name of the DTC. The DTC will keep track of which ETF Shares belong to the broker and the broker, in turn, will keep track of which ETF Shares belong to its customers. Because the DTC is unable to handle fractional shares, only whole shares will be converted. For example, if the investor owned 300.250 conventional shares, and this was equivalent in value to 90.750 ETF Shares, the DTC account would receive 90 ETF Shares. Conventional shares worth 0.750 ETF Shares (in this example, that would be 2.481 conventional shares) would remain in the broker's omnibus account with Vanguard. The broker then could either (1) take certain internal actions necessary to credit the investor's account with 0.750 ETF Shares rather than
2.481 conventional shares, or (2) redeem the 2.481 conventional shares at net asset value, in which case the investor would receive cash in lieu of those shares. If the broker chooses to redeem the conventional shares, the investor will realize a gain or loss on the redemption that must be reported on his or her tax return (unless she holds the shares in an IRA or other tax-deferred account). Investors should consult their brokers for information on how the brokers will handle the conversion process, including whether they will impose a fee to process a conversion.


 The conversion process works differently if the investor opts to hold ETF Shares through an account at Vanguard Brokerage Services (VBS/(R)/). If the investor converts his or her conventional shares to ETF Shares through VBS, all conventional shares for which he or she requests conversion will be converted into the equivalent amount of ETF Shares. Because no fractional shares will have to be sold, the transaction will be 100% tax-free.


 Here are some important points to keep in mind when converting conventional shares of an ETF Fund into ETF Shares:


- The conversion transaction is nontaxable except, as applicable, to the limited extent described above.


- The conversion process can take anywhere from several days to several weeks, depending on the broker. Vanguard generally will process conversion requests either on the day they are received or on the next business day. Vanguard imposes conversion blackout windows around the dates when an ETF Fund declares dividends. This is necessary to prevent a shareholder from collecting a dividend from both the conventional share class currently held and also from the ETF share class into which the shares will be converted.


- During the conversion process, the investor will remain fully invested in the Fund's conventional shares, and his or her investment will increase or decrease in value in tandem with the net asset value of those shares.

- During the conversion process, the investor will be able to liquidate all or part of his or her investment by instructing Vanguard or his or her broker (depending on whether his or her shares are held in his or her own account or his or her broker's omnibus account) to redeem his or her conventional shares. After the conversion process is complete, the investor will be able to liquidate all or part of his or her investment by instructing his or her broker to sell his or her ETF Shares.


BOOK ENTRY ONLY SYSTEM


Vanguard ETF Shares are registered in the name of the DTC or its nominee, Cede
& Co., and deposited with, or on behalf of, the DTC. The DTC is a limited-purpose trust company that was created to hold securities of its participants (the DTC Participants) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations. DTC is a subsidiary of the Depository Trust and Clearing Corporation (DTCC) which is owned by certain participants of DTCC's subsidiaries, including DTC. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the Indirect Participants).

 Beneficial ownership of ETF Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in ETF Shares (owners of such beneficial interests are referred to herein as Beneficial Owners) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of ETF Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in ETF Shares.


 Each Fund recognizes DTC or its nominee as the record owner of all ETF Shares for all purposes. Beneficial Owners of ETF Shares are not entitled to have ETF Shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of ETF Shares.


 Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of the ETF Shares of each Fund held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding ETF Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.


 Share distributions shall be made to DTC or its nominee as the registered holder of all ETF Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in ETF Shares of the appropriate Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of ETF Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.


 The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such ETF Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.


 DTC may determine to discontinue providing its service with respect to ETF Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of ETF Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the exchange.


PURCHASE AND ISSUANCE OF ETF SHARES IN CREATION UNITS


The ETF Funds issue and sell ETF Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their net asset value next determined after receipt, on any Business Day, of an order in proper form. The ETF Funds will not issue fractional Creation Units.


 A Business Day is any day on which the NYSE is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (Washington's Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


FUND DEPOSIT


The consideration for purchase of a Creation Unit from a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (the Deposit Securities) and an amount of cash (the Cash Component) consisting of a

Balancing Amount (described below) and a Transaction Fee (also described below). Together, the Deposit Securities and the Cash Component constitute the Fund Deposit.


 The Balancing Amount is an amount equal to the difference between the net asset value (NAV) of a Creation Unit and the market value of the Deposit Securities (the Deposit Amount). It ensures that the NAV of a Fund Deposit (not including the Transaction Fee) is identical to the NAV of the Creation Unit it is used to purchase. If the Balancing Amount is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities), then that amount will be paid by the purchaser to the Fund in cash. If the Balancing Amount is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities), then that amount will be paid by the Fund to the purchaser in cash (except as offset by the Transaction Fee, described below).


 Vanguard, through the National Securities Clearing Corporation (NSCC), makes available after the close of each Business Day, a list of the names and the number of shares of each Deposit Security to be included in the next Business Day's Fund Deposit for each ETF Fund (subject to possible amendment or correction). The Fund Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of a Fund until such time as the next-announced Fund Deposit composition is made available. Each Fund reserves the right to accept a nonconforming Fund Deposit.



 The identity and number of shares of the Deposit Securities required for a Fund Deposit may change from one day to another to reflect rebalancing adjustments and corporate actions by the Fund, or in response to adjustments to the weighting or composition of the component stocks of the relevant target index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash--i.e., a "cash in lieu" amount--to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery, may not be eligible for transfer through the Clearing Process (discussed below), or may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which an Authorized Participant is acting.


 All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the appropriate Fund, and the Fund's determination shall be final and binding.


PROCEDURES FOR PURCHASING CREATION UNITS


To be eligible to place orders with the Distributor and to purchase Creation Units from a Fund, you must be an Authorized Participant, i.e., a DTC Participant that has executed an agreement with the Trust's Distributor governing the purchase and redemption of Creation Units (the Participant Agreement). Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant in order to purchase or redeem a Creation Unit. If your broker is not a DTC Participant or has not executed a Participant Agreement, it will have to place your order through an Authorized Participant, which may result in additional charges to you. For a current list of Authorized Participants, contact the Distributor.


 To initiate a purchase order for a Creation Unit, an Authorized Participant must give notice to the Distributor. The order must be in proper form and must be received by the Distributor prior to the closing time of the regular trading session on the NYSE (Closing Time) (ordinarily 4 p.m., Eastern time) to receive that day's NAV. The Distributor shall inform the Fund's Custodian of the order. The Custodian will then inform the appropriate foreign subcustodians. Each subcustodian shall maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the relevant Deposit Securities (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by Vanguard. Deposit Securities must be delivered to an account maintained at the applicable local subcustodians. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on the Business Day.


 The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds estimated by the Fund to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable Transaction Fee. Any excess funds will be returned following settlement of the issue of the Creation Unit.


 The date on which an order to purchase (or redeem) Creation Units is placed is referred to as the Transmittal Date. Orders must be transmitted by an Authorized Participant by a transmission method acceptable to the Distributor pursuant to procedures set forth in the Participation Agreement.

 Neither the Trust, the Distributor, nor any affiliated party will be liable to an investor who is unable to submit a purchase (or redemption) order by Closing Time, even if the problem is the responsibility of one of those parties (e.g., the Distributor's phone systems or fax machines were not operating properly).


 If you are not an Authorized Participant, you must place your purchase order with an Authorized Participant in a form acceptable to such Authorized Participant. In addition, the Authorized Participant may request that you make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash when required. You should afford sufficient time to permit proper submission of the order by the Authorized Participant to the Distributor prior to Closing Time on the Transmittal Date.


 An order to purchase Creation Units is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (2) all other procedures set forth in the Participant Agreement are properly followed. If the appropriate parties do not receive the Deposit Securities and Cash Component by the settlement date (T+3 unless otherwise agreed), the Fund shall be entitled to cancel the purchase order and/or charge the purchaser for any costs (including investment losses, attorney's fees, and interest) sustained by the Fund as a result of the late delivery or failure to deliver.


 Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the Fund of the Deposit Securities and the payment of the Cash Component have been completed. When each subcustodian has confirmed to the Custodian that the required securities included in the Fund Deposit have been delivered to the account of the relevant subcustodian, and the Cash Component has been delivered to the Custodian, the Distributor shall be notified of such delivery, and the Fund will issue and cause the delivery of the Creation Unit.


 A Fund may issue Creation Units to a purchaser before receiving some or all of the Deposit Securities if the purchaser deposits, in addition to the available Deposit Securities and the Cash Component, cash totaling at least 103% of the market value of the undelivered Deposit Securities (the Additional Cash Deposit) in accordance with the Fund's procedures. The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to Closing Time on such date. If the order is not placed in proper form by 4 p.m, then the Fund may reject the order and the investor shall be liable to the Fund for losses, if any, resulting therefrom. Information concerning the Funds' current procedures for use of collateral under these circumstances is available from the Distributor. The Funds will be permitted to purchase missing Deposit Securities at any time and the Authorized Participant will be subject to liability for any shortfall between the cost to the Fund of purchasing the missing Deposit Securities and the cash collateral.


ACCEPTANCE OF PURCHASE ORDERS


Subject to the conditions that (1) an irrevocable purchase order has been submitted by the Authorized Participant
(either on its own or another investor's behalf) not later than the Closing Time, and (2) arrangements satisfactory to the Fund are in place for payment of the Cash Component and any other cash amounts which may be due, the Fund will accept the order, subject to its right to reject any order until acceptance.


REJECTION OF PURCHASE ORDERS


Each of the Funds reserves the absolute right to reject a purchase order. By way of example, and not limitation, a Fund will reject a purchase order if:

- the order is not in proper form;

- the investor(s), upon obtaining the ETF Shares ordered, would own 80% or more of the total combined voting power of all classes of stock issued by the Fund;

- the Deposit Securities delivered are not as disseminated through the facilities of the exchange for that date, as described above;

- acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund;

- acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful;


- acceptance of the Fund Deposit would otherwise, at the discretion of the Fund or Vanguard, have an adverse effect on the Fund or any of its shareholders; or


- circumstances outside the control of the Fund, the Transfer Agent, the custodian, the subcustodian(s), the Distributor, and Vanguard make it for all practical purposes impossible to process the order. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, Vanguard, the Custodian, the subcustodian(s), the Distributor, DTC, NSCC, or any other participant in the purchase process, and similar extraordinary events.


 The Distributor shall notify the prospective purchaser of a Creation Unit, and/or the Authorized Participant acting on the purchaser's behalf, of its rejection of the purchaser's order. The Funds, Vanguard, the Transfer Agent, the Custodian, the subcustodian(s), and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of a Fund Deposit, nor shall any of them incur any liability for the failure to give any such notification.


TRANSACTION FEE ON PURCHASES OF CREATION UNITS


Each of the ETF Funds imposes a transaction fee (payable to the Fund) to compensate the Fund for the transfer and other transaction costs associated with the issuance of Creation Units.


 When an ETF Fund permits or requires a purchaser to substitute cash in lieu of depositing one or more Deposit Securities, the purchaser will be assessed an additional variable charge on the "cash in lieu" portion of its investment. The amount of this variable charge shall be determined by the Fund at its sole discretion, but shall not be more than is reasonably needed to compensate the Fund for the brokerage costs associated with purchasing the relevant Deposit Securities and, if applicable, the estimated market impact costs of purchasing such securities. The transaction fees for in-kind and cash purchases (when available) are listed in the table below. This table is subject to revision from time to time. Investors are also responsible for payment of the costs of transferring the Deposit Securities to the Fund.


                                                                    Maximum Additional
                                               Transaction Fee     Variable Charge for
        Fund                                      on Purchases          Cash Purchases/1/
        ----                                      ------------          --------------
        European ETF Shares                             $9,600                   2.00%
        Pacific ETF Shares                               7,200                   2.00
        Emerging Markets ETF Shares                      9,300                   2.00
        FTSE All-World ex-US ETF Shares                 22,000                   2.00
        Total World Stock ETF Shares                    15,000                   2.00
        FTSE All-World ex-US Small-Cap ETF Shares           xx                     xx
        1 As a percentage of the cash in lieu amount invested.


REDEMPTION OF ETF SHARES IN CREATION UNITS


ETF Shares may be redeemed only in Creation Units; a Fund will not redeem ETF Shares tendered in less than Creation Unit-size aggregations. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of ETF Shares to constitute a redeemable Creation Unit. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Redemption requests received on a Business Day in good order will receive the NAV next determined after the request is made.


 Unless cash redemptions are available or specified for a Fund, an investor tendering a Creation Unit generally will receive redemption proceeds consisting of (1) a basket of Redemption Securities; plus (2) a Cash Redemption Amount equal to the difference between (x) the NAV of the Creation Unit being redeemed, as next determined after receipt of a request in proper form, and (y) the value of the Redemption Securities; less (3) a Redemption Transaction Fee (described below). If the Redemption Securities have a value greater then the NAV of a Creation Unit, the redeeming investor would pay the Cash Redemption Amount to the Fund, rather than receiving such amount from the Fund.


 Vanguard, through the NSCC, makes available after the close of each Business Day, a list of the names and the number of shares of each Redemption Security to be included in the next Business Day's redemption basket (subject to possible amendment or correction). The basket of Redemption Securities provided to an investor redeeming a Creation Unit may not be identical to the basket of Deposit Securities required of a investor purchasing a Creation Unit. If a Fund and a redeeming investor mutually agree, the Fund may provide the investor with a basket of Redemption Securities that differs from the composition of the redemption basket published through NSCC.

 Each ETF Fund reserves the right to deliver cash in lieu of any Redemption Security for the same reason it might accept cash in lieu of a Deposit Security, as discussed above, or if the Fund could not lawfully deliver the security or could not do so without first registering such security under federal or state law.



TRANSACTION FEE ON REDEMPTIONS OF CREATION UNITS


Each of the ETF Funds imposes a transaction fee (payable to the Fund) to compensate the Fund for the transfer and other transaction costs associated with the redemption of Creation Units.


 When an ETF Fund permits a redeeming investor to receive cash in lieu of one or more Redemption Securities, the investor will be assessed an additional variable charge on the "cash in lieu" portion of its redemption. The amount of this variable charge shall be determined by the Fund at its sole discretion, but shall not be more than is reasonably needed to compensate the Fund for the brokerage costs associated with selling portfolio securities to raise the necessary cash and, if applicable, the estimated market impact costs of selling such securities.



 The transaction fees for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed in the table below. This table is subject to revision from time to time. Investors are also responsible for payment of the costs of transferring the Redemption Securities from the Fund to their account.



                                                                    Maximum Additional
                                               Transaction Fee     Variable Charge for
        Fund                                      on Purchases        Cash Redemptions/1/
        ----                                      ------------          --------------
        European ETF Shares                             $9,600                   2.00%
        Pacific ETF Shares                               7,200                   2.00
        Emerging Markets ETF Shares                      9,300                   2.00
        FTSE All-World ex-US ETF Shares                 22,000                   2.00
        Total World Stock ETF Shares                    15,000                   2.00
        FTSE All-World ex-US Small-Cap ETF Shares           xx                     xx
        1 As a percentage of the cash in lieu amount redeemed.


PLACEMENT OF REDEMPTION ORDERS


Redemption requests for Creation Units must be submitted to the Distributor by or through an Authorized Participant on a Business Day between the hours of 9 a.m. and 4 p.m., Eastern time. Investors are responsible for making arrangements for redemption requests to be made through Authorized Participants. The Distributor will provide a list of current Authorized Participants upon request. Investors making a redemption request should be aware that such request must be in the form specified by the Authorized Participant. Investors making a redemption request should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the ETF Shares to the Fund's Transfer Agent. Investors should also allow for the additional time that may be requested to effect redemptions through their financial intermediaries if such intermediaries are not Authorized Participants. An order to redeem a Creation Unit of a Fund is deemed received on the Transmittal Date if (1) such order is received by the Fund's Transfer Agent prior to the Closing Time on such Transmittal Date; and (2) all other procedures set forth in the Participant Agreement are properly followed. If the Fund's Custodian does not receive the required number of ETF Shares from the redeeming investor by the settlement date (T+3 unless otherwise agreed), the Fund shall be entitled to charge the redeeming investor for any costs (including investment losses, attorney's fees, and interest) sustained by the Fund as a result of the late delivery or failure to deliver.


 The calculation of the value of the Redemption Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Fund on the Business Day on which a redemption order is deemed received by the Transfer Agent. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by an Authorized Participant prior to the Closing Time on the Transmittal Date, then the value of the Redemption Securities and the Cash Redemption Amount will be determined by the Fund on such Transmittal Date.


 Each Fund reserves the right, at its sole discretion, to require or permit a redeeming investor to receive its redemption proceeds in cash. In such cases, the investor would receive a cash payment equal to the net asset value of its ETF Shares based on the NAV of those shares next determined after the redemption request is received in proper form (minus a transaction fee, including a charge for cash redemptions, described above).

 If a redeeming investor (or an Authorized Participant through which it is acting) is subject to a legal restriction with respect to a particular stock included in the basket of Redemption Securities, such investor may be paid an equivalent amount of cash in lieu of the stock.


 A redemption request is considered to be in "proper form" if (1) an Authorized Participant has transferred or caused to be transferred to the Fund's Transfer Agent the Creation Unit being redeemed through the book-entry system of the DTC so as to be effective by the exchange closing time on a day on which the exchange is open for business and (2) a request satisfactory to the Fund is received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above.


 Upon receiving a redemption request, the Distributor shall notify the Fund and the Fund's Transfer Agent of such redemption request. The tender of an investor's ETF Shares for redemption and the distribution of the cash redemption payment in respect of Creation Units redeemed will be effected through the DTC and the relevant Authorized Participant to the beneficial owner thereof as recorded on the book-entry system of the DTC or the DTC Participant through which such investor holds ETF Shares, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.


 In connection with taking delivery of shares of Redemption Securities upon redemption of a Creation Unit, a redeeming Beneficial Owner or Authorized Participant acting on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank, or other custody provider in each jurisdiction in which any of the Redemption Securities are customarily traded, to which account such Deposit Securities will be delivered.


 Deliveries of redemption proceeds by the Funds relating to those countries generally will be made within three business days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three business days after the day on which the redemption request is received in proper form. For each country relating to a Fund, Appendix A identifies the instances where more than seven days would be needed to deliver redemption proceeds. The Funds will deliver in-kind redemption proceeds within the number of days stated in Appendix A.


 If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of the redeeming Beneficial Owner has appropriate arrangements to take delivery of the Redemption Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Redemption Securities in such jurisdiction, the Fund may at its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the net asset value of the Creation Unit redeemed after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Redemption Securities of the Fund). Redemptions of Creation Units will be subject to compliance with applicable United States federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Redemption Securities upon redemptions or could not do so without first registering the Redemption Securities.



 Although the ETF Funds do not ordinarily permit cash redemptions of Creation Units, in the event that cash redemptions are permitted or required by a Fund, proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances listed in Appendix A hereto where more than seven calendar days would be needed).


 To the extent contemplated by an Authorized Participant's agreement with the Distributor, in the event the Authorized Participant that has submitted a redemption request in proper form is unable to transfer all or part of the Creation Unit to be redeemed to the Fund at or prior to 4 p.m. on the business day of submission of such redemption request, the Distributor will nonetheless accept the redemption in reliance on the undertaking by the Authorized Participant to deliver the missing ETF Shares as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value at least equal to 103% of the value of the missing ETF Shares in accordance with the Fund's then-effective procedures. Information concerning the Funds' current procedures for use of collateral under these circumstances is available from the Distributor. The only collateral that is acceptable to the Fund is cash in U.S. dollars. The Fund's current procedures for collateralization of missing ETF Shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds, and that the fees of the custodian and any subcustodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant Agreement permits the Fund to purchase the missing ETF Shares or acquire the Redemption Securities and the Cash Component underlying such ETF Shares at any time and subjects the Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such ETF Shares, Redemption Securities, or Cash Component and the cash collateral or the amount that may be drawn under any letter of credit.


 Because the Redemption Securities of a Fund may trade on the relevant exchange(s) on days that the exchange is closed, stockholders may not be able to redeem their shares of such Fund, or to purchase or sell ETF Shares on the exchange, on days when the net asset value of such Fund could be significantly affected by events in the relevant foreign markets.


 The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the NYSE or listing exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE or listing exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund's portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstances as is permitted by the SEC.


APPENDIX A--ETF SHARES: FOREIGN MARKET INFORMATION


The ETF Funds generally intend to deliver Redemption Securities on a basis of "T" plus three Business Days. The Funds may effect deliveries of Redemption Securities on a basis other than T plus three to accommodate local holiday schedules or under certain other circumstances. The ability of the Funds to effect in-kind redemptions within three Business Days of receipt of a redemption request is subject, among other things, to the condition that, within the time period from the date of the request to the date of delivery of the securities, there are no days that are local market holidays that are Business Days. For every occurrence of one or more intervening holidays in the local market that are not holidays observed in New York, the redemption settlement cycle will be extended by the number of such intervening local holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Funds from delivering securities within three Business Days.


  The securities delivery cycles currently practicable for transferring Redemption Securities to redeeming investors, coupled with local market holiday schedules, will require a delivery process longer than seven calendar days in certain circumstances, during the calendar year 2008. The holidays applicable to each Fund during such periods are listed as follows, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.


VANGUARD EUROPEAN ETF SHARES


REGULAR HOLIDAYS. The dates in the calendar year 2008 on which the regular holidays affect the relevant securities markets are as follows:

   AUSTRIA
   -------
   January 1     May 12        December 25
   March 21      May 22        December 26
   March 24      August 15     December 31
   May 1         December 8

   BELGIUM
   -------
   January 1     December 25
   March 21      December 26
   March 24
   May 1


   DENMARK
   -------
   January 1     April 18      December 24
   March 20      May 1         December 25
   March 21      May 12        December 26
   March 24      June 5        December 31


   FINLAND
   -------
   January 1     June 20
   March 21      December 24
   March 24      December 25
   May 1         December 26


   FRANCE
   ------
   January 1     December 25
   March 21      December 26
   March 24
   May 1


   GERMANY
   -------
   January 1     May 12        December 31
   March 21      December 24
   March 24      December 25
   May 1         December 26


   GREECE
   ------
   January 1     March 25        June 16         December 26
   March 10      April 25        August 15
   March 21      April 28        October 28
   March 24      May 1           December 25


   IRELAND
   -------
   January 1     June 2
   March 21      December 25
   March 24      December 26
   May 5


   ITALY
   -----
   January 1     August 15     December 31
   March 21      December 24
   March 24      December 25
   May 1         December 26

   LUXEMBOURG
   ----------
   January 1     May 12        December 26
   March 21      June 23
   March 24      August 15
   May 1         December 25


   NETHERLANDS
   -----------
   January 1     December 25
   March 21      December 26
   March 24
   May 1


   NORWAY
   ------
   January 1     May 1           December 26
   March 20      May 12          December 31
   March 21      December 24
   March 24      December 25


   PORTUGAL
   --------
   January 1     December 25
   March 21      December 26
   March 24
   May 1


   SPAIN
   -----
   January 1     December 25
   March 21      December 26
   March 24
   May 1


   SWEDEN
   ------
   January 1     June 6         December 26
   March 21      June 21        December 31
   March 24      December 24
   May 1         December 25


   SWITZERLAND
   -----------
   January 1     May 1           December 26
   January 2     May 12
   March 21      August 1
   March 24      December 25


   UNITED KINGDOM
   --------------
   January 1       May 26
   March 21        August 25
   March 24        December 25
   May 5           December 26

REDEMPTION. A redemption request over the following holidays would result in a settlement period that will exceed seven calendar days (examples are based on the days particular holidays fall during the calendar year 2008). The longest redemption cycle for European ETF Shares is a function of the longest redemption cycles among the markets whose stocks make up this Fund.

DENMARK

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   3/17/2008         3/25/2008                     T+8
   12/19/2008        12/29/2008                    T+10


   FINLAND

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   3/17/2008         3/25/2008                     T+8
   12/19/2008        12/29/2008                    T+10


   GREECE

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   3/18/2008         3/26/2008                     T+8


   NORWAY

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   3/17/2008         3/25/2008                     T+8
   12/19/2008        12/29/2008                    T+10


   SWEDEN

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   12/19/2008        12/29/2008                    T+10


 In 2008, ten calendar days would be the maximum number of calendar days necessary to satisfy a redemption request for European ETF Shares.


VANGUARD PACIFIC ETF SHARES


REGULAR HOLIDAYS. The dates in the calendar year 2008 on which the regular holidays affect the relevant securities markets are as follows:


   AUSTRALIA
   ---------
   January 1     March 24        October 6
   January 28    April 25        November 4
   March 10      June 9          December 25
   March 21      August 4        December 26

   HONG KONG
   ---------
   January 1     March 21        May 12         October 1     December 26
   February 6    March 24        June 9         October 7     December 31
   February 7    April 4         July 1         December 24
   February 8    May 1           September 15   December 25


   JAPAN
   -----
   January 1     February 11     May 6          October 13     December 31
   January 2     March 20        July 21        November 3
   January 3     April 29        September 15   November 24
   January 14    May 5           September 23   December 23


   NEW ZEALAND
   -----------
   January 1     March 24        December 25
   January 2     April 25        December 26
   February 6    June 2
   March 21      October 27


   SINGAPORE
   ---------
   January 1     May 1           December 8
   February 7    May 19          December 25
   February 8    October 1
   March 21      October 28


REDEMPTION. A redemption request over the following holidays would result in a settlement period that will exceed seven calendar days (examples are based on the days particular holidays fall during the calendar year 2008). The longest redemption cycle for Pacific ETF Shares is a function of the longest redemption cycles among the markets whose stocks make up this Fund.

   JAPAN

   REDEMPTION DATE         REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------         --------------------------    -----------------
   12/25/2008              1/2/2009                      T+8


 In 2008, eight calendar days would be the maximum number of calendar days necessary to satisfy a redemption request for Pacific ETF Shares.


VANGUARD EMERGING MARKETS ETF SHARES


REGULAR HOLIDAYS. The dates in the calendar year 2008 on which the regular holidays affect the relevant securities markets are as follows:


   ARGENTINA
   ---------
   January 1    May 1         October 15
   March 20     June 16       November 6
   March 21     July 9        December 8
   April 2      August 20     December 25

   BRAZIL
   ------
   January 1    March 21      July 9
   January 25   April 21      November 20
   February 4   May 1         December 25
   February 5   May 22        December 31


   CHILE
   -----
   January 1     July 16       December 8
   March 21      August 15     December 25
   May 1         September 18  December 31
   May 21        September 19


   CHINA
   -----
   January 1     February 11   May 2          September 15   November 11
   January 2     February 12   May 12         October 1      November 27
   January 3     February 18   May 26         October 2      December 25
   January 21    March 21      June 9         October 3      December 26
   February 6    March 24      July 1         October 6
   February 7    April 4       July 4         October 7
   February 8    May 1         September 1    October 13


   COLOMBIA
   --------
   January 1     May 1         June 30        November 3
   January 7     May 5         August 7       November 17
   March 20      May 26        August 18      December 8
   March 21      June 2        October 13     December 25


   CZECH REPUBLIC
   --------------
   January 1       October 28    December 26
   March 24        November 17
   May 1           December 24
   May 8           December 25


   EGYPT
   -----
   January 2     April 27      October 1      December 9
   January 7     April 28      October 2      December 29
   January 9     May 1         December 7
   March 20      July 23       December 8


   HUNGARY
   -------
   January 1     May 12        December 24
   March 24      August 20     December 25
   May 1         October 23    December 26
   May 2         October 24

   INDIA
   -----
   March 6       April 14      July 1         September 30   October 30
   March 20      April 18      August 15      October 2      November 13
   March 21      May 1         August 19      October 9      December 9
   April 1       May 19        September 3    October 28     December 25


   INDONESIA
   ---------
   January 1     March 7       May 19        September 30  December 25
   January 10    March 20      May 20        October 1     December 26
   January 11    March 21      July 30       October 2     December 29
   February 7    May 1         August 18     October 3
   February 8    May 2         September 29  December 8


   ISRAEL
   ------
   March 21      June 8        September 30   October 13
   April 20      June 9        October 1      October 14
   May 7         August 10     October 8      October 21
   May 8         September 29  October 9


   MALAYSIA
   --------
   January 1     February 8    September 1    December 8
   January 10    March 20      October 1      December 25
   February 1    May 1         October 2      December 29
   February 7    May 19        October 27


   MEXICO
   ------
   January 1     March 21      December 12
   February 4    May 1         December 25
   March 17      September 16
   March 20      November 17


   PERU
   ----
   January 1     July 28       December 25
   March 20      July 29
   March 21      October 8
   May 1         December 8


   PHILIPPINES
   -----------
   January 1     May 1         December 1
   March 20      June 12       December 25
   March 21      August 21     December 30
   April 7       August 25     December 31

   POLAND
   ------
   January 1     May 22        December 25
   March 21      August 15     December 26
   March 24      November 11
   May 1         December 24


   RUSSIA
   ------
   January 1     January 7     May 1         June 13
   January 2     January 8     May 2         November 3
   January 3     February 25   May 9         November 4
   January 4     March 10      June 12


   SOUTH AFRICA
   ------------
   January 1     May 1         December 25
   March 21      June 16       December 26
   March 24      September 24
   April 28      December 16


   SOUTH KOREA
   -----------
   January 1     April 9       June 6        December 25
   February 6    May 1         August 15     December 31
   February 7    May 5         September 15
   February 8    May 12        October 3


   TAIWAN
   ------
   January 1     February 11     October 10
   February 6    February 28
   February 7    April 4
   February 8    May 1


   THAILAND
   --------
   January 1     April 15      July 1         December 5
   February 21   May 1         July 17        December 10
   April 7       May 5         August 12      December 31
   April 14      May 19        October 23


   TURKEY
   ------
   January 1     October 1     December 9
   April 23      October 2     December 10
   May 19        October 29    December 11
   September 30  December 8


REDEMPTION. A redemption request over the following holidays would result in a settlement period that will exceed seven calendar days (examples are based on the days particular holidays fall during the calendar year 2008). The longest redemption cycle for Emerging Market ETF Shares is a function of the longest redemption cycles among the markets whose stocks make up this Fund.



   CHINA

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   2/1/2008          2/13/2008                     T+12
   9/26/2008         10/8/2008                     T+12



   COLUMBIA

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   3/17/2008         3/25/2008                     T+8



   CZECH REPUBLIC

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   12/19/2008        12/29/2008                    T+10


   HUNGARY

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   12/19/2008        12/29/2008                    T+10


   INDONESIA

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   9/24/2008         10/6/2008                     T+12
   12/22/2008        12/30/2008                    T+8


   MEXICO

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   3/14/2008         3/24/2008                     T+10


   PHILIPPINES

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   12/25/2008        1/2/2009                      T+8


   POLAND

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   12/19/2008        12/29/2008                    T+10


   SOUTH AFRICA

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   3/14/2008         3/25/2008                     T+11
   12/19/2008        12/29/2008                    T+10

   TAIWAN

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   2/4/2008          2/12/2008                     T+8


   TURKEY

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   12/4/2008         12/12/2008                    T+8


 In 2008, 12 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request for Emerging Markets ETF Shares.


VANGUARD FTSE ALL-WORLD EX-US ETF SHARES


REGULAR HOLIDAYS. The dates in the calendar year 2008 on which the regular holidays affect the relevant securities markets are as follows:



   ARGENTINA
   ---------
   January 1    May 1         October 15
   March 20     June 16       November 6
   March 21     July 9        December 8
   April 2      August 20     December 25


   AUSTRALIA
   ---------
   January 1     March 24        October 6
   January 28    April 25        November 4
   March 10      June 9          December 25
   March 21      August 4        December 2


   AUSTRIA
   -------
   January 1     May 12        December 25
   March 21      May 22        December 26
   March 24      August 15     December 31
   May 1         December 8


   BELGIUM
   -------
   January 1     December 25
   March 21      December 26
   March 24
   May 1


   BRAZIL
   ------
   January 1    March 21      July 9
   January 25   April 21      November 20
   February 4   May 1         December 25
   February 5   May 22        December 31

   CANADA
   ------
   January 1     July 1        December 25
   February 18   August 4      December 26
   March 21      September 1
   May 19        October 13


   CHILE
   -----
   January 1     July 16       December 8
   March 21      August 15     December 25
   May 1         September 18  December 31
   May 21        September 19


   CHINA
   -----
   January 1     February 11   May 2          September 15   November 11
   January 2     February 12   May 12         October 1      November 27
   January 3     February 18   May 26         October 2      December 25
   January 21    March 21      June 9         October 3      December 26
   February 6    March 24      July 1         October 6
   February 7    April 4       July 4         October 7
   February 8    May 1         September 1    October 13


   COLOMBIA
   --------
   January 1     May 1         June 30        November 3
   January 7     May 5         August 7       November 17
   March 20      May 26        August 18      December 8
   March 21      June 2        October 13     December 25


   CZECH REPUBLIC
   --------------
   January 1       October 28    December 26
   March 24        November 17
   May 1           December 24
   May 8           December 25


   DENMARK
   -------
   January 1     April 18      December 24
   March 20      May 1         December 25
   March 21      May 12        December 26
   March 24      June 5        December 31


   EGYPT
   -----
   January 2     April 27      October 1      December 9
   January 7     April 28      October 2      December 29
   January 9     May 1         December 7
   March 20      July 23       December 8

   FINLAND
   -------
   January 1     June 20
   March 21      December 24
   March 24      December 25
   May 1         December 26


   FRANCE
   ------
   January 1     December 25
   March 21      December 26
   March 24
   May 1


   GERMANY
   -------
   January 1     May 12        December 31
   March 21      December 24
   March 24      December 25
   May 1         December 26


   GREECE
   ------
   January 1     March 25        June 16         December 26
   March 10      April 25        August 15
   March 21      April 28        October 28
   March 24      May 1           December 25


   HONG KONG
   ---------
   January 1     March 21        May 12         October 1     December 26
   February 6    March 24        June 9         October 7     December 31
   February 7    April 4         July 1         December 24
   February 8    May 1           September 15   December 25


   HUNGARY
   -------
   January 1     May 12        December 24
   March 24      August 20     December 25
   May 1         October 23    December 26
   May 2         October 24


   INDIA
   -----
   March 6       April 14      July 1         September 30   October 30
   March 20      April 18      August 15      October 2      November 13
   March 21      May 1         August 19      October 9      December 9
   April 1       May 19        September 3    October 28     December 25

   INDONESIA
   ---------
   January 1     March 7       May 19        September 30  December 25
   January 10    March 20      May 20        October 1     December 26
   January 11    March 21      July 30       October 2     December 29
   February 7    May 1         August 18     October 3
   February 8    May 2         September 29  December 8


   IRELAND
   -------
   January 1     June 2
   March 21      December 25
   March 24      December 26
   May 5


   ISRAEL
   ------
   March 21      June 8        September 30   October 13
   April 20      June 9        October 1      October 14
   May 7         August 10     October 8      October 21
   May 8         September 29  October 9


   ITALY
   -----
   January 1     August 15     December 31
   March 21      December 24
   March 24      December 25
   May 1         December 26


   JAPAN
   -----
   January 1     February 11      May 6          October 13     December 31
   January 2     March 20         July 21        November 3
   January 3     April 29         September 15   November 24
   January 14    May 5            September 23   December 23


   LUXEMBOURG
   ----------
   January 1     May 12        December 26
   March 21      June 23
   March 24      August 15
   May 1         December 25


   MALAYSIA
   --------
   January 1     February 8    September 1    December 8
   January 10    March 20      October 1      December 25
   February 1    May 1         October 2      December 29
   February 7    May 19        October 27

   MEXICO
   ------
   January 1     March 21      December 12
   February 4    May 1         December 25
   March 17      September 16
   March 20      November 17


   NETHERLANDS
   -----------
   January 1     December 25
   March 21      December 26
   March 24
   May 1


   NEW ZEALAND
   -----------
   January 1     March 24        December 25
   January 2     April 25        December 26
   February 6    June 2
   March 21      October 27


   NORWAY
   ------
   January 1     May 1           December 26
   March 20      May 12          December 31
   March 21      December 24
   March 24      December 25


   PERU
   ----
   January 1     July 28       December 25
   March 20      July 29
   March 21      October 8
   May 1         December 8


   PHILIPPINES
   -----------
   January 1     May 1         December 1
   March 20      June 12       December 25
   March 21      August 21     December 30
   April 7       August 25     December 31


   POLAND
   ------
   January 1     May 22        December 25
   March 21      August 15     December 26
   March 24      November 11
   May 1         December 24

   PORTUGAL
   --------
   January 1     December 25
   March 21      December 26
   March 24
   May 1


   RUSSIA
   ------
   January 1     January 7     May 1         June 13
   January 2     January 8     May 2         November 3
   January 3     February 25   May 9         November 4
   January 4     March 10      June 12


   SINGAPORE
   ---------
   January 1     May 1           December 8
   February 7    May 19          December 25
   February 8    October 1
   March 21      October 28


   SOUTH AFRICA
   ------------
   January 1     May 1         December 25
   March 21      June 16       December 26
   March 24      September 24
   April 28      December 16


   SOUTH KOREA
   -----------
   January 1     April 9       June 6        December 25
   February 6    May 1         August 15     December 31
   February 7    May 5         September 15
   February 8    May 12        October 3


   SPAIN
   -----
   January 1     December 25
   March 21      December 26
   March 24
   May 1


   SWEDEN
   ------
   January 1     June 6         December 26
   March 21      June 21        December 31
   March 24      December 24
   May 1         December 25

   SWITZERLAND
   -----------
   January 1     May 1          December 26
   January 2     May 12
   March 21      August 1
   March 24      December 25


   TAIWAN
   ------
   January 1     February 11     October 10
   February 6    February 28
   February 7    April 4
   February 8    May 1


   THAILAND
   --------
   January 1     April 15      July 1         December 5
   February 21   May 1         July 17        December 10
   April 7       May 5         August 12      December 31
   April 14      May 19        October 23


   TURKEY
   ------
   January 1     October 1     December 9
   April 23      October 2     December 10
   May 19        October 29    December 11
   September 30  December 8


   UNITED KINGDOM
   --------------
   January 1       May 26
   March 21        August 25
   March 24        December 25
   May 5           December 26



REDEMPTION. A redemption request over the following holidays would result in a settlement period that will exceed seven calendar days (examples are based on the days particular holidays fall during the calendar year 2008). The longest redemption cycle for FTSE All-World ex-US ETF Shares is a function of the longest redemption cycles among the markets whose stocks make up this Fund.


   CHINA

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   2/1/2008          2/13/2008                     T+12
   9/26/2008         10/8/2008                     T+12

   COLUMBIA

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   3/17/2008         3/25/2008                     T+8


   CZECH REPUBLIC

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   12/19/2008        12/29/2008                    T+10


   DENMARK

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   3/17/2008         3/25/2008                     T+8
   12/19/2008        12/29/2008                    T+10


   FINLAND

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   3/17/2008         3/25/2008                     T+8
   12/19/2008        12/29/2008                    T+10


   GREECE

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   3/18/2008         3/26/2008                     T+8


   HUNGARY

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   12/19/2008        12/29/2008                    T+10


   INDONESIA

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   9/24/2008         10/6/2008                     T+12
   12/22/2008        12/30/2008                    T+8


   JAPAN

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   12/25/2008        1/2/2009                      T+8


   MEXICO

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   3/14/2008         3/24/2008                     T+10

   NORWAY

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   3/17/2008         3/25/2008                     T+8
   12/19/2008        12/29/2008                    T+10


   PHILIPPINES

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   12/25/2008        1/2/2009                      T+8


   POLAND

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   12/19/2008        12/29/2008                    T+10


   SOUTH AFRICA

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   3/14/2008         3/25/2008                     T+11
   12/19/2008        12/29/2008                    T+10


   SWEDEN

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   12/19/2008        12/29/2008                    T+10


   TAIWAN

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   2/4/2008          2/12/2008                     T+8


   TURKEY

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   12/4/2008         12/12/2008                    T+8

 In 2008, 12 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request for FTSE All-World ex-US ETF Shares.


VANGUARD TOTAL WORLD STOCK ETF SHARES


REGULAR HOLIDAYS. The dates in the calendar year 2008 on which the regular holidays affect the relevant securities markets are as follows:

   ARGENTINA
   ---------
   January 1    May 1         October 15
   March 20     June 16       November 6
   March 21     July 9        December 8
   April 2      August 20     December 25

   AUSTRALIA
   ---------
   January 1     March 24       October 6
   January 28    April 25       November 4
   March 10      June 9         December 25
   March 21      August 4       December 26


   AUSTRIA
   -------
   January 1     May 12        December 25
   March 21      May 22        December 26
   March 24      August 15     December 31
   May 1         December 8


   BELGIUM
   -------
   January 1     December 25
   March 21      December 26
   March 24
   May 1


   BERMUDA
   -------
   January 1    July 31       December 25
   March 21     August 1      December 26
   May 26       September 1
   June 16      November 11


   BRAZIL
   ------
   January 1    March 21      July 9
   January 25   April 21      November 20
   February 4   May 1         December 25
   February 5   May 22        December 31


   CANADA
   ------
   January 1     July 1        December 25
   February 18   August 4      December 26
   March 21      September 1
   May 19        October 13

   CAYMAN ISLANDS
   --------------
   January 1       March 24      November 10
   January 28      May 19        December 25
   February 6      June 16       December 26
   March 21        July 7


   CHILE
   -----
   January 1     July 16       December 8
   March 21      August 15     December 25
   May 1         September 18  December 31
   May 21        September 19


   CHINA
   -----
   January 1     February 11   May 2          September 15   November 11
   January 2     February 12   May 12         October 1      November 27
   January 3     February 18   May 26         October 2      December 25
   January 21    March 21      June 9         October 3      December 26
   February 6    March 24      July 1         October 6
   February 7    April 4       July 4         October 7
   February 8    May 1         September 1    October 13


   COLOMBIA
   --------
   January 1     May 1         June 30        November 3
   January 7     May 5         August 7       November 17
   March 20      May 26        August 18      December 8
   March 21      June 2        October 13     December 25


   CZECH REPUBLIC
   --------------
   January 1       October 28    December 26
   March 24        November 17
   May 1           December 24
   May 8           December 25


   DENMARK
   -------
   January 1     April 18      December 24
   March 20      May 1         December 25
   March 21      May 12        December 26
   March 24      June 5        December 31


   EGYPT
   -----
   January 2     April 27      October 1      December 9
   January 7     April 28      October 2      December 29
   January 9     May 1         December 7
   March 20      July 23       December 8

   FINLAND
   -------
   January 1     June 20
   March 21      December 24
   March 24      December 25
   May 1         December 26


   FRANCE
   ------
   January 1     December 25
   March 21      December 26
   March 24
   May 1


   GERMANY
   -------
   January 1     May 12        December 31
   March 21      December 24
   March 24      December 25
   May 1         December 26


   GREECE
   ------
   January 1     March 25        June 16         December 26
   March 10      April 25        August 15
   March 21      April 28        October 28
   March 24      May 1           December 25


   HONG KONG
   ---------
   January 1     March 21       May 12         October 1     December 26
   February 6    March 24       June 9         October 7     December 31
   February 7    April 4        July 1         December 24
   February 8    May 1          September 15   December 25


   HUNGARY
   -------
   January 1     May 12        December 24
   March 24      August 20     December 25
   May 1         October 23    December 26
   May 2         October 24


   INDIA
   -----
   March 6       April 14      July 1         September 30   October 30
   March 20      April 18      August 15      October 2      November 13
   March 21      May 1         August 19      October 9      December 9
   April 1       May 19        September 3    October 28     December 25

   INDONESIA
   ---------
   January 1     March 7       May 19        September 30  December 25
   January 10    March 20      May 20        October 1     December 26
   January 11    March 21      July 30       October 2     December 29
   February 7    May 1         August 18     October 3
   February 8    May 2         September 29  December 8


   IRELAND
   -------
   January 1     June 2
   March 21      December 25
   March 24      December 26
   May 5


   ISRAEL
   ------
   March 21      June 8        September 30   October 13
   April 20      June 9        October 1      October 14
   May 7         August 10     October 8      October 21
   May 8         September 29  October 9


   ITALY
   -----
   January 1     August 15     December 31
   March 21      December 24
   March 24      December 25
   May 1         December 26


   JAPAN
   -----
   January 1     February 11     May 6          October 13     December 31
   January 2     March 20        July 21        November 3
   January 3     April 29        September 15   November 24
   January 14    May 5           September 23   December 23


   LUXEMBOURG
   ----------
   January 1     May 12        December 26
   March 21      June 23
   March 24      August 15
   May 1         December 25


   MALAYSIA
   --------
   January 1     February 8    September 1    December 8
   January 10    March 20      October 1      December 25
   February 1    May 1         October 2      December 29
   February 7    May 19        October 27

   MEXICO
   ------
   January 1     March 21      December 12
   February 4    May 1         December 25
   March 17      September 16
   March 20      November 17


   MOROCCO
   -------
   January 1     March 21      August 20      November 6
   January 10    May 1         August 21      November 18
   January 11    July 30       October 1      December 9
   March 20      August 14     October 2      December 10


   NETHERLANDS
   -----------
   January 1     December 25
   March 21      December 26
   March 24
   May 1


   NEW ZEALAND
   -----------
   January 1     March 24        December 25
   January 2     April 25        December 26
   February 6    June 2
   March 21      October 27


   NORWAY
   ------
   January 1     May 1           December 26
   March 20      May 12          December 31
   March 21      December 24
   March 24      December 25


   PAKISTAN
   --------
   January 1     July 1        September 30  December 10
   February 5    August 14     October 3     December 11
   March 21      September 4   October 6     December 12
   May 1         September 26  October 7     December 25


   PERU
   ----
   January 1     July 28       December 25
   March 20      July 29
   March 21      October 8
   May 1         December 8

   PHILIPPINES
   -----------
   January 1     May 1         December 1
   March 20      June 12       December 25
   March 21      August 21     December 30
   April 7       August 25     December 31


   POLAND
   ------
   January 1     May 22        December 25
   March 21      August 15     December 26
   March 24      November 11
   May 1         December 24


   PORTUGAL
   --------
   January 1     December 25
   March 21      December 26
   March 24
   May 1


   RUSSIA
   ------
   January 1     January 7     May 1         June 13
   January 2     January 8     May 2         November 3
   January 3     February 25   May 9         November 4
   January 4     March 10      June 12


   SINGAPORE
   ---------
   January 1     May 1           December 8
   February 7    May 19          December 25
   February 8    October 1
   March 21      October 28


   SOUTH AFRICA
   ------------
   January 1     May 1         December 25
   March 21      June 16       December 26
   March 24      September 24
   April 28      December 16


   SOUTH KOREA
   -----------
   January 1     April 9       June 6        December 25
   February 6    May 1         August 15     December 31
   February 7    May 5         September 15
   February 8    May 12        October 3

   SPAIN
   -----
   January 1     December 25
   March 21      December 26
   March 24
   May 1


   SWEDEN
   ------
   January 1     June 6        December 26
   March 21      June 21       December 31
   March 24      December 24
   May 1         December 25


   SWITZERLAND
   -----------
   January 1     May 1          December 26
   January 2     May 12
   March 21      August 1
   March 24      December 25


   TAIWAN
   ------
   January 1     February 11     October 10
   February 6    February 28
   February 7    April 4
   February 8    May 1


   THAILAND
   --------
   January 1     April 15      July 1         December 5
   February 21   May 1         July 17        December 10
   April 7       May 5         August 12      December 31
   April 14      May 19        October 23


   TURKEY
   ------
   January 1     October 1     December 9
   April 23      October 2     December 10
   May 19        October 29    December 11
   September 30  December 8


   UNITED KINGDOM
   --------------
   January 1       May 26
   March 21        August 25
   March 24        December 25
   May 5           December 26

REDEMPTION. A redemption request over the following holidays would result in a settlement period that will exceed seven calendar days (examples are based on the days particular holidays fall during the calendar year 2008). The longest redemption cycle for Total World Stock ETF Shares is a function of the longest redemption cycles among the markets whose stocks make up this Fund.



   CHINA

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   2/1/2008          2/13/2008                     T+12
   9/26/2008         10/8/2008                     T+12


   COLUMBIA

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   3/17/2008         3/25/2008                     T+8


   CZECH REPUBLIC

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   12/19/2008        12/29/2008                    T+10


   DENMARK

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   3/17/2008         3/25/2008                     T+8
   12/19/2008        12/29/2008                    T+10


   FINLAND

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   3/17/2008         3/25/2008                     T+8
   12/19/2008        12/29/2008                    T+10


   GREECE

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   3/18/2008         3/26/2008                     T+8


   HUNGARY

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   12/19/2008        12/29/2008                    T+10


   INDONESIA
   ---------
   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   9/24/2008         10/6/2008                     T+12
   12/22/2008        12/30/2008                    T+8

   JAPAN

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   12/25/2008        1/2/2009                      T+8


   MEXICO

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   3/14/2008         3/24/2008                     T+10


   NORWAY

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   3/17/2008         3/25/2008                     T+8
   12/19/2008        12/29/2008                    T+10


   PAKISTAN

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   12/5/2008         12/15/2008                    T+10


   PHILIPPINES

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   12/25/2008        1/2/2009                      T+8


   POLAND

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   12/19/2008        12/29/2008                    T+10


   SOUTH AFRICA

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   3/14/2008         3/25/2008                     T+11
   12/19/2008        12/29/2008                    T+10


   SWEDEN

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   12/19/2008        12/29/2008                    T+10

   TAIWAN

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   2/4/2008          2/12/2008                     T+8


   TURKEY

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   ---------------   --------------------------    -----------------
   12/4/2008         12/12/2008                    T+8



 In 2008, 12 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request for Total World Stock ETF Shares.


VANGUARD FTSE ALL-WORLD EX-US SMALL-CAP ETF SHARES


REGULAR HOLIDAYS. The dates in the calendar year 2009 on which the regular holidays affect the relevant securities markets are as follows:


xx (insert tables here)


REDEMPTION. A redemption request over the following holidays would result in a settlement period that will exceed seven calendar days (examples are based on the days particular holidays fall during the calendar year 2009). The longest redemption cycle for FTSE All-World ex-US Small-Cap ETF Shares is a function of the longest redemption cycles among the markets whose stocks make up this Fund.


xx (insert tables here)


In 2009, xx calendar days would be the maximum number of calendar days necessary to satisfy a redemption request for FTSE All-World ex-US Small-Cap ETF Shares.

                              FINANCIAL STATEMENTS


With the exception of Vanguard FTSE All-World ex-US Small-Cap Index Fund, which commenced operations on February 27, 2009, each Fund's Financial Statements for the fiscal year ended October 31, 2008, appearing in the Funds' 2008 Annual Reports to Shareholders, and the reports thereon of PricewaterhouseCoopers LLP, an independent registered public accounting firm, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of each Fund's performance, please see the Funds' Annual and Semiannual Reports to Shareholders, which may be obtained without charge.






































"FTSE/(R)/" and "FTSE4Good(TM)" are trademarks jointly owned by the London Stock Exchange plc and The Financial Times Limited and are used by FTSE International Limited under license. "GEIS" and "All-World" are trademarks of FTSE International Limited. The FTSE4Good US Select Index, FTSE Global Equity Index Series (GEIS), FTSE All-World Index, FTSE All-World ex US Index, FTSE High Dividend Yield Index, and FTSE Global Small Cap ex US Index are calculated by FTSE International Limited. FTSE International Limited does not sponsor, endorse, or promote the fund; is not in any way connected to it; and does not accept any liability in relation to its issue, operation, and trading. The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For any such funds or securities, the prospectus or the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group and any related funds. Russell is a trademark of The Frank Russell Company. Standard & Poor's/(R)/, S&P/(R)/, S&P 500/(R)/, Standard & Poor's 500, and 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds. CFA/(R)/ and Chartered Financial Analyst/(R)/ are trademarks owned by CFA Institute.

This page intentionally left blank.








                                                                   SAI072 022009

                                     PART C

                   VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
                               OTHER INFORMATION


ITEM 23. EXHIBITS

(a) Articles of Incorporation, Amended and Restated Agreement and Declaration of Trust, to be filed by amendment.
(b)    By-Laws, to be filed by amendment.

(c) Instruments Defining Rights of Security Holders, reference is made to Articles III and V of the Registrant's Amended and Restated Agreement and Declaration of Trust, refer to Exhibit (a) above.
(d) Investment Advisory Contract, The Vanguard Group, Inc., provides investment advisory services to the Funds at cost pursuant to the Amended and Restated Funds' Service Agreement, refer to Exhibit (h) below.
(e)    Underwriting Contracts, not applicable.

(f) Bonus or Profit Sharing Contracts, reference is made to the section entitled "Management of the Funds" in Part B of this Registration Statement.

(g) Custodian Agreement, for Brown Brothers Harriman & Co., filed on June 16, 2008, Post-Effective Amendment No. 59, is hereby incorporated by reference.
(h) Other Material Contracts, Amended and Restated Funds' Service Agreement, filed on February 14, 2008, Post-Effective Amendment No. 55, is hereby incorporated by reference. Form of Authorized Participant Agreement, filed on June 26, 2008, Post-Effective Amendment No. 60, is hereby incorporated by reference.
(i)    Legal Opinion, not applicable.

(j) Other Opinions, Consent of Independent Registered Public Accounting Firm, to be filed by amendment.

(k)    Omitted Financial Statements, not applicable.
(l)    Initial Capital Agreements, not applicable.
(m)    Rule 12(b)-1 Plan, not applicable.

(n)    Rule 18f-3 Plan, is filed herewith.

(o)    Reserved.
(p) Code of Ethics, for The Vanguard Group, Inc., filed on November 9, 2006, Post-Effective Amendment No. 52, is herby incorporated by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.


ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Amended and Restated Agreement and Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The Vanguard Group, Inc. (Vanguard) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Vanguard, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801-11953).


ITEM 27. PRINCIPAL UNDERWRITERS

a)Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., is the principal underwriter of each fund within the Vanguard group of investment companies, a family of 37 investment companies with more than 150 funds.

(b)The principal business address of each named director and officer of Vanguard Marketing Corporation is 100 Vanguard Boulevard, Malvern, PA 19355.


NAME                        POSITIONS AND OFFICE WITH UNDERWRITER                   POSITIONS AND OFFICE WITH FUNDS
----                        -------------------------------------                   --------------------------------
R. Gregory Barton           Director and Senior Vice President                      None

Mortimer J. Buckley         Director and Senior Vice President                      None

F. William McNabb III       Chairman and Director                                   Chief Executive Officer and President

Michael S. Miller           Director and Managing Director                          None

Glenn W. Reed               Director                                                None

George U. Sauter            Director and Senior Vice President                      None

Heidi Stam                  Director and Senior Vice President                      Secretary

Richard D. Carpenter        Treasurer                                               None

David L. Cermak             Principal                                               None

Joseph Colaizzo             Financial and Operations Principal and Assistant        None
                            Treasurer

Michael L. Kimmel           Secretary                                               None

Sean P. Hagerty             Principal                                               None

John C. Heywood             Principal                                               None

Steve Holman                Principal                                               None

Jack T. Wagner              Assistant Treasurer                                     None

Jennifer M. Halliday        Assistant Treasurer                                     None

Brian P. McCarthy           Senior Registered Options Principal                     None

Deborah McCracken           Assistant Secretary                                     None

Miranda O'Keefe             Compliance Registered Options Principal                 None

Joseph F. Miele             Registered Municipal Securities Principal               None

Scott M. Bishop             Registered Municipal Securities Principal               None

Bradley J. Sacco            Registered Municipal Securities Principal               None

Jane K. Myer                Principal                                               None

Pauline C. Scalvino         Chief Compliance Officer                                Chief Compliance Officer




(c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts, and other documents required to be maintained by Section 31
(a) of the Investment Company Act and the rules promulgated thereunder will be maintained at the offices of the Registrant; the Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355; and the Registrant's Custodian, Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109.


ITEM 29. MANAGEMENT SERVICES

Other than as set forth in the section entitled "Management of the Funds" in Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.


ITEM 30. UNDERTAKINGS

Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 11th day of December, 2008.




                                      VANGUARD INTERNATIONAL EQUITY FUNDS


                                   BY:   /s/ F. William McNabb III*
                                         --------------------------
                                             F. WILLIAM MCNABB III
                                     CHIEF EXECUTIVE OFFICER AND PRESIDENT



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


             SIGNATURE                         TITLE                             DATE
     --------------------------------------------------------------------------------------------

        /s/ John J. Brennan*                  Chairman of the Board and         December 11, 2008
     ------------------------------           Trustee
            John J. Brennan

        /s/ F. William McNabb III*            Chief Executive Officer and       December 11, 2008
     ------------------------------           President
            F. William McNabb III

        /s/ Charles D. Ellis*                 Trustee                           December 11, 2008
     ------------------------------
            Charles D. Ellis

        /s/ Emerson U. Fullwood*              Trustee                           December 11, 2008
     ------------------------------
            Emerson U. Fullwood

        /s/ Rajiv L. Gupta*                   Trustee                           December 11, 2008
     ------------------------------
            Rajiv L. Gupta

        /s/ Amy Gutmann*                      Trustee                           December 11, 2008
     ------------------------------
            Amy Gutmann

        /s/ JoAnn Heffernan Heisen*           Trustee                           December 11, 2008
     ------------------------------
            JoAnn Heffernan Heisen

        /s/ Andre F. Perold*                  Trustee                           December 11, 2008
     ------------------------------
            Andre F. Perold

        /s/ Alfred M. Rankin, Jr.*            Trustee                           December 11, 2008
     ------------------------------
            Alfred M. Rankin, Jr.

        /s/ J. Lawrence Wilson*               Trustee                           December 11, 2008
     ------------------------------
            J. Lawrence Wilson

        /s/ Thomas J. Higgins*                Chief Financial Officer           December 11, 2008
     ------------------------------
            Thomas J. Higgins



*By: /s/ Heidi Stam
     --------------

  Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see File Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.

                               INDEX TO EXHIBITS

Rule 18f-3 Plan. . . . . . . . . . . . . . . . . . . . . Ex-99. N